Schedule of Investments (Unaudited)	January 31, 2020

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 16.1%
Industrials — 0.7%
Alexco Resource * (A)	2,127,499	$3,786,948
Materials — 15.4%
Americas Gold & Silver * (A)	1,444,733	4,271,223
Bear Creek Mining *	1,526,204	2,677,247
Excellon Resources * (A)	1,580,747	1,015,943
First Majestic Silver * (A)	2,228,971	22,482,684
Fortuna Silver Mines *	2,985,729	11,716,709
MAG Silver *	1,397,803	15,240,497
Silvercorp Metals	3,026,693	15,767,959
SilverCrest Metals *	1,460,018	9,681,568
		82,853,830
TOTAL CANADA		86,640,778

MEXICO— 3.9%
Materials — 3.9%
Industrias Penoles	1,996,507	20,829,400

PERU— 5.0%
Materials — 5.0%
Cia de Minas Buenaventura ADR (A)	1,594,603	20,618,216
Volcan Cia Minera SAA *	46,421,510	6,628,992
TOTAL PERU		27,247,208

SOUTH KOREA— 7.2%
Materials — 7.2%
Korea Zinc	121,461	38,725,662

UNITED KINGDOM— 19.5%
Materials — 19.5%
Fresnillo	2,915,929	25,461,190
Hochschild Mining	4,717,371	10,465,635
Polymetal International	4,084,853	69,246,661
TOTAL UNITED KINGDOM		105,173,486

Schedule of Investments (Unaudited)	January 31, 2020

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 48.2%
Materials — 48.2%
Coeur d'Alene Mines *	4,095,653	$24,696,788
Endeavour Silver * (A)	2,569,197	5,446,698
Gold Resource	1,186,706	6,526,883
Great Panther Mining *	5,752,026	3,652,536
Hecla Mining	8,939,355	27,086,246
McEwen Mining * (A)	5,253,400	6,041,410
Pan American Silver (A)	1,419,027	32,609,240
SSR Mining *	1,576,564	28,866,887
Wheaton Precious Metals (A)	4,248,369	125,114,467
TOTAL UNITED STATES		260,041,155
TOTAL COMMON STOCK
(Cost $493,702,659)		538,657,689

SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $9,723,353)	9,723,353	9,723,353

REPURCHASE AGREEMENT(B) — 5.9%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $32,123,375 (collateralized by U.S. Treasury Obligations, ranging in par value $1,248,718 - $6,304,133, 2.125%, 08/15/2021, with a total market value of $32,769,383)
(Cost $32,119,280)	$32,119,280	32,119,280
TOTAL INVESTMENTS — 107.6%
(Cost $535,545,292)		$580,500,322

Percentages are based on Net Assets of $539,414,097.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $37,593,889.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Silver Miners ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $41,842,633.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$538,657,689	$—	$—	$538,657,689
Short-Term Investment	9,723,353	—	—	9,723,353
Repurchase Agreement	—	32,119,280	—	32,119,280
Total Investments in Securities	$548,381,042	$32,119,280	$—	$580,500,322

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 21.3%
Materials — 21.3%
Aurelia Metals	902,762	$265,916
Dacian Gold *	198,709	186,236
Gold Road Resources *	823,118	782,473
Perseus Mining *	1,094,477	846,268
Ramelius Resources	657,160	578,517
Regis Resources	474,056	1,428,109
Resolute Mining *	894,266	688,468
Saracen Mineral Holdings *	721,202	1,907,099
Silver Lake Resources *	803,922	874,554
St. Barbara	709,139	1,296,024
Westgold Resources *	352,041	516,127
Westgold Resources (in-Specie) (A)(B)(C)	90,660	12,139
TOTAL AUSTRALIA		9,381,930

CANADA— 55.0%
Materials — 55.0%
Alacer Gold *	297,335	1,398,377
Alamos Gold, Cl A	306,603	1,935,757
Argonaut Gold *	174,841	235,316
B2Gold	485,191	2,102,109
China Gold International Resources *	249,433	213,118
Continental Gold *	168,933	698,698
Dundee Precious Metals *	148,034	683,897
Eldorado Gold *	160,578	1,168,017
Endeavour Mining *	77,513	1,588,297
Guyana Goldfields * (D)	180,528	96,915
K92 Mining * (D)	217,022	631,760
Kirkland Lake Gold	35,145	1,442,153
Lundin Gold *	88,936	708,099
New Gold *	658,253	607,212
Novo Resources * (D)	126,822	333,704

Schedule of Investments (Unaudited)	January 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
OceanaGold	629,092	$1,317,595
Osisko Mining *	190,597	573,571
Premier Gold Mines * (D)	186,657	224,403
Pretium Resources *	185,169	2,017,531
Roxgold *	371,114	291,829
Sabina Gold & Silver *	269,622	362,880
SEMAFO *	338,274	713,610
SSR Mining *	124,804	2,287,436
Teranga Gold *	84,476	480,968
Torex Gold Resources *	86,372	1,189,244
Wesdome Gold Mines *	137,248	936,053
TOTAL CANADA		24,238,549

HONG KONG— 0.2%
Materials — 0.2%
Hengxing Gold Holding (D)	252,100	98,374

INDONESIA— 1.0%
Materials — 1.0%
Aneka Tambang	8,750,900	461,417

TURKEY— 1.4%
Materials — 1.4%
Koza Altin Isletmeleri *	47,692	638,682

UNITED KINGDOM— 10.1%
Materials — 10.1%
Centamin	1,111,407	1,992,478
Highland Gold Mining	326,429	902,767
Hochschild Mining	261,233	579,554
Petropavlovsk * (D)	3,016,874	722,990
SolGold * (D)	962,146	243,006
TOTAL UNITED KINGDOM		4,440,795

Schedule of Investments (Unaudited)	January 31, 2020

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 10.9%
Materials — 10.9%
Coeur d'Alene Mines *	225,331	$1,358,746
Golden Star Resources * (D)	78,408	230,520
McEwen Mining * (D)	291,012	334,664
Novagold Resources *	237,962	2,170,213
Seabridge Gold * (D)	50,413	702,253
TOTAL UNITED STATES		4,796,396
TOTAL COMMON STOCK
(Cost $36,940,679)		44,056,143

SHORT-TERM INVESTMENT(E)(F) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $509,871)	509,871	509,871

REPURCHASE AGREEMENT(E) — 3.8%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $1,684,479 (collateralized by U.S. Treasury Obligations, ranging in par value $65,480 - $330,575, 2.125%, 08/15/2021, with a total market value of $1,718,355)
(Cost $1,684,263)	$1,684,263	1,684,263
TOTAL INVESTMENTS — 104.9%
(Cost $39,134,813)		$46,250,277

Percentages are based on Net Assets of $44,081,874.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $12,139 and represented 0.0% of Net Assets.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Gold Explorers ETF

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020, was $12,139 and represents 0.0% of net assets.
(D)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,105,934.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $2,194,134.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$44,044,004	$—	$12,139	$44,056,143
Short-Term Investment	509,871	—	—	509,871
Repurchase Agreement	—	1,684,263	—	1,684,263
Total Investments in Securities	$44,553,875	$1,684,263	$12,139	$46,250,277

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 7.3%
Materials — 7.3%
OZ Minerals	532,357	$3,620,894
Sandfire Resources	499,121	1,864,487
TOTAL AUSTRALIA		5,485,381

CANADA— 26.4%
Materials — 26.4%
Altius Minerals	127,243	1,030,413
ERO Copper *	197,748	2,718,278
First Quantum Minerals	404,731	3,170,400
HudBay Minerals, Cl B	826,006	2,535,696
Ivanhoe Mines, Cl A *	1,369,983	3,542,658
Lundin Mining	664,235	3,485,532
Northern Dynasty Minerals *	1,167,399	501,748
Teck Resources, Cl B	210,081	2,716,257
TOTAL CANADA		19,700,982

HONG KONG— 16.3%
Materials — 16.3%
Jiangxi Copper, Cl H	3,021,129	3,587,272
Jinchuan Group International Resources	30,535,200	2,556,103
MMG * (A)	6,992,500	1,593,932
Zijin Mining Group, Cl H	10,052,160	4,414,463
TOTAL HONG KONG		12,151,770

JAPAN— 1.0%
Materials — 1.0%
Nittetsu Mining	17,500	722,540

MEXICO— 5.0%
Materials — 5.0%
Grupo Mexico, Cl B	1,412,322	3,767,088

Schedule of Investments (Unaudited)	January 31, 2020

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 5.3%
Materials — 5.3%
KGHM Polska Miedz *	168,662	$3,965,499

SWEDEN— 4.3%
Materials — 4.3%
Boliden	135,102	3,214,028

UNITED KINGDOM— 21.1%
Materials — 21.1%
Antofagasta	308,174	3,340,065
Central Asia Metals	536,091	1,431,018
Glencore *	1,171,475	3,435,931
KAZ Minerals	616,329	3,556,885
SolGold * (A)	2,930,408	740,125
Vedanta ADR	409,747	3,237,001
TOTAL UNITED KINGDOM		15,741,025

UNITED STATES— 13.2%
Materials — 13.2%
Freeport-McMoRan Copper & Gold	362,378	4,022,396
Southern Copper	102,666	3,868,455
Turquoise Hill Resources *	3,137,379	1,985,333
TOTAL UNITED STATES		9,876,184
TOTAL COMMON STOCK
(Cost $95,617,030)		74,624,497

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $284,055)	284,055	284,055

Schedule of Investments (Unaudited)	January 31, 2020

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.3%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $938,443 (collateralized by U.S. Treasury Obligations, ranging in par value $36,480 - $184,167, 2.125%, 08/15/2021, with a total market value of $957,315)
(Cost $938,323)	$938,323	$938,323
TOTAL INVESTMENTS — 101.6%
(Cost $96,839,408)		$75,846,875

Percentages are based on Net Assets of $74,648,395.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $299,876.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $1,222,378.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,624,497	$—	$—	$74,624,497
Short-Term Investment	284,055	—	—	284,055
Repurchase Agreement	—	938,323	—	938,323
Total Investments in Securities	$74,908,552	$938,323	$—	$75,846,875

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 100.9%
AUSTRALIA— 5.5%
Energy — 0.6%
Berkeley Energia *	710,466	$90,368
Paladin Energy *	15,447,832	879,034
		969,402
Financials — 4.7%
Macquarie Group	77,590	7,519,752
Materials — 0.2%
Greenland Minerals *	3,219,889	269,445
TOTAL AUSTRALIA		8,758,599

CANADA— 38.0%
Energy — 26.0%
Cameco	3,834,394	30,934,924
Denison Mines *	9,055,736	3,149,702
Energy Fuels *	662,961	952,422
Fission Uranium *	2,202,882	433,064
NexGen Energy * (A)	6,107,851	6,326,987
		41,797,099
Financials — 5.3%
Uranium Participation *	2,943,910	8,569,849
Industrials — 1.8%
Aecon Group	223,613	2,909,818
Materials — 4.9%
Barrick Gold	424,539	7,862,462
TOTAL CANADA		61,139,228

CHINA— 0.2%
Utilities — 0.2%
CGN Power, Cl H	1,590,186	393,200

HONG KONG— 0.2%
Industrials — 0.2%
CNNC International *	1,055,215	383,225

Schedule of Investments (Unaudited)	January 31, 2020

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 14.4%
Industrials — 14.4%
ITOCHU	330,930	$7,840,829
Mitsubishi Heavy Industries	199,670	7,413,130
Sumitomo	519,550	7,851,851
TOTAL JAPAN		23,105,810

SOUTH AFRICA— 0.6%
Materials — 0.6%
Sibanye Gold *	347,970	906,608

SOUTH KOREA— 14.9%
Industrials — 14.9%
Daewoo Engineering & Construction *	553,632	2,020,639
Doosan Heavy Industries & Construction *	255,715	1,173,605
GS Engineering & Construction	249,312	5,857,059
Hyundai Engineering & Construction	216,153	6,927,923
KEPCO Engineering & Construction	24,444	404,033
Samsung C&T	82,606	7,520,033
TOTAL SOUTH KOREA		23,903,292

UNITED KINGDOM— 25.1%
Energy — 14.9%
NAC Kazatomprom JSC GDR	1,845,500	23,991,500
Industrials — 1.4%
Yellow Cake *	931,281	2,295,640
Materials — 8.8%
BHP Group	324,715	7,104,599
Rio Tinto	129,841	6,990,030
		14,094,629
TOTAL UNITED KINGDOM		40,381,769

Schedule of Investments (Unaudited)	January 31, 2020

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 2.0%
Energy — 1.8%
Uranium Energy * (A)	2,584,835	$2,145,155
Ur-Energy *	1,394,498	682,746
		2,827,901
Industrials — 0.2%
Graham	19,682	359,787
TOTAL UNITED STATES		3,187,688
TOTAL COMMON STOCK
(Cost $189,524,729)		162,159,419

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $708,101)	708,101	708,101

REPURCHASE AGREEMENT(B) — 1.5%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $2,339,376 (collateralized by U.S. Treasury Obligations, ranging in par value $90,938 - $459,097, 2.125%, 08/15/2021, with a total market value of $2,386,423)
(Cost $2,339,078)	$2,339,078	2,339,078
TOTAL INVESTMENTS — 102.8%
(Cost $192,571,908)		$165,206,598

Percentages are based on Net Assets of $160,678,081.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,723,815.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $3,047,179.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Uranium ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$162,159,419	$—	$—	$162,159,419
Short-Term Investment	708,101	—	—	708,101
Repurchase Agreement	—	2,339,078	—	2,339,078
Total Investments in Securities	$162,867,520	$2,339,078	$—	$165,206,598

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 6.0%
Materials — 6.0%
Altura Mining *(A)(B)(C) (D)	22,625,902	$939,111
Argosy Minerals * (D)	16,936,282	827,676
AVZ Minerals * (D)	44,380,554	1,693,506
Galaxy Resources * (D)	9,833,816	6,747,845
ioneer * (D)	26,566,127	3,201,252
Neometals *(B)(C) (D)	11,324,099	1,478,283
Orocobre * (D)	4,733,631	9,918,772
Pilbara Minerals * (D)	39,212,605	7,744,027
TOTAL AUSTRALIA		32,550,472

CANADA— 1.4%
Materials — 1.4%
Lithium Americas * (D)	889,225	3,341,612
Nemaska Lithium *(A) (D)	18,536,357	1,734,433
Neo Lithium * (D)	2,611,444	1,322,950
Standard Lithium *	2,082,046	1,385,354
TOTAL CANADA		7,784,349

CHILE— 13.1%
Materials — 13.1%
Sociedad Quimica y Minera de Chile ADR	2,515,877	70,696,144

GERMANY— 4.2%
Industrials — 4.2%
Akasol * (D)	55,410	2,333,414
Varta * (D)	227,662	19,401,578
Voltabox (D)	155,256	1,230,197
TOTAL GERMANY		22,965,189

HONG KONG— 5.1%
Consumer Discretionary — 4.5%
BYD, Cl H (D)	4,421,938	23,405,537
FDG Electric Vehicles *	31,187,869	743,056
		24,148,593

Schedule of Investments (Unaudited)	January 31, 2020

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
Honbridge Holdings * (D)	82,268,800	$3,337,412
TOTAL HONG KONG		27,486,005

JAPAN— 10.7%
Consumer Discretionary — 4.9%
Panasonic	2,603,720	26,473,215
Industrials — 4.7%
GS Yuasa	1,249,518	25,201,332
Materials — 1.1%
W-Scope * (D)	730,300	6,091,168
TOTAL JAPAN		57,765,715

SOUTH KOREA— 11.6%
Industrials — 0.9%
Vitzrocell *	328,449	4,671,067
Information Technology — 6.3%
L&F (D)	353,897	6,829,409
Samsung SDI	117,288	27,160,706
		33,990,115
Materials — 4.4%
LG Chemical	84,814	24,017,053
TOTAL SOUTH KOREA		62,678,235

SWITZERLAND— 0.3%
Industrials — 0.3%
Leclanche *	1,002,193	1,350,874

TAIWAN— 7.2%
Industrials — 1.0%
Advanced Lithium Electrochemistry Cayman *	3,078,698	1,498,125
Changs Ascending Enterprise *	955,852	1,192,877
SYNergy ScienTech	1,244,200	2,532,963
		5,223,965

Schedule of Investments (Unaudited)	January 31, 2020

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 6.2%
Dynapack International Technology	3,253,700	$7,162,470
Simplo Technology	2,420,080	25,715,703
STL Technology	799,500	911,741
		33,789,914
TOTAL TAIWAN		39,013,879

UNITED KINGDOM— 0.2%
Materials — 0.2%
Bacanora Lithium * (D)	2,373,220	1,016,723

UNITED STATES— 40.2%
Consumer Discretionary — 10.0%
Tesla *	82,991	53,991,455
Industrials — 4.8%
EnerSys	335,294	24,127,756
Ultralife *	232,980	1,619,211
		25,746,967
Materials — 25.4%
Albemarle	1,347,948	108,213,266
Livent *	3,122,984	29,387,279
		137,600,545
TOTAL UNITED STATES		217,338,967
TOTAL COMMON STOCK
(Cost $660,377,536)		540,646,552

RIGHT — 0.0%

	Number Of Rights
Hong Kong — 0.0%
FDG Electric Vehicles, Expires 02/24/20*	15,593,935	—

TOTAL RIGHT (Cost $–)		—

Schedule of Investments (Unaudited)	January 31, 2020

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 2.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $15,940,677)	15,940,677	$15,940,677

REPURCHASE AGREEMENT(E) — 9.7%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $52,663,763 (collateralized by U.S. Treasury Obligations, ranging in par value $2,047,175 - $10,335,134, 2.125%, 08/15/2021, with a total market value of $53,722,845)
(Cost $52,657,049)	$52,657,049	52,657,049
TOTAL INVESTMENTS — 112.6%
(Cost $728,975,262)		$609,244,278

Percentages are based on Net Assets of $541,297,704.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $2,673,544 and represented 0.5% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020, was $2,673,544 and represents 0.5% of net assets.
(D)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $59,528,425.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $68,597,726.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2020

Global X Lithium & Battery Tech ETF

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$537,973,008	$—	$2,673,544		$540,646,552
Short-Term Investment	15,940,677	—	—		15,940,677
Repurchase Agreement	—	52,657,049	—		52,657,049
Right	—	—	—	(2)	—
Total Investments in Securities	$553,913,685	$52,657,049	$2,673,544		$609,244,278

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as " — " are either $0 or have been rounded to $0.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.8%
Materials — 8.8%
Incitec Pivot	201,498	$442,450
Nufarm *	106,647	394,814
TOTAL AUSTRALIA		837,264

BELGIUM— 2.9%
Materials — 2.9%
Tessenderlo Group *	8,217	276,371

CANADA— 4.3%
Materials — 4.3%
Nutrien	9,526	406,884

CHILE— 5.7%
Materials — 5.7%
Sociedad Quimica y Minera de Chile ADR	19,158	538,340

GERMANY— 3.9%
Materials — 3.9%
K+S (A)	37,622	366,898

HONG KONG— 1.4%
Materials — 1.4%
China BlueChemical	614,701	131,412

ISRAEL— 6.8%
Materials — 6.8%
Israel Chemicals	100,921	427,571
The Israel Corp *	1,264	220,108
TOTAL ISRAEL		647,679

JAPAN— 1.0%
Materials — 1.0%
Taki Chemical	2,466	100,337

Schedule of Investments (Unaudited)	January 31, 2020

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA— 4.2%
Materials — 4.2%
Petronas Chemicals Group	262,700	$396,807

NETHERLANDS— 4.1%
Materials — 4.1%
OCI *	22,509	389,136

NORWAY— 4.7%
Materials — 4.7%
Yara International	12,354	449,514

POLAND— 1.6%
Materials — 1.6%
Grupa Azoty *	23,077	148,018

RUSSIA— 5.0%
Materials — 5.0%
PhosAgro PJSC GDR	37,189	471,928

SINGAPORE— 4.7%
Consumer Staples — 4.7%
Wilmar International	156,100	447,176

SOUTH AFRICA— 1.2%
Materials — 1.2%
Omnia Holdings *	51,006	112,625

SOUTH KOREA— 0.4%
Materials — 0.4%
Namhae Chemical	5,858	38,092

TAIWAN— 4.2%
Materials — 4.2%
Taiwan Fertilizer	251,297	397,630

Schedule of Investments (Unaudited)	January 31, 2020

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
TURKEY— 2.7%
Industrials — 2.3%
Tekfen Holding	69,225	$222,653
Materials — 0.4%
Gubre Fabrikalari *	20,304	34,773
TOTAL TURKEY		257,426

UNITED KINGDOM— 1.7%
Materials — 1.7%
Sirius Minerals * (A)	2,292,790	165,776

UNITED STATES— 30.6%
Basic Materials — 1.9%
AdvanSix *	9,463	177,148
Consumer Goods — 2.5%
Andersons	10,389	234,999
Industrials — 5.3%
SiteOne Landscape Supply *	5,192	501,288
Materials — 20.9%
CF Industries Holdings	10,194	410,614
Compass Minerals International	8,406	486,623
Intrepid Potash *	32,721	77,876
Mosaic	23,833	472,847
Rentech Escrow Shares *(B)(C)(D)	7,168	—
Scotts Miracle-Gro, Cl A	4,399	539,933
		1,987,893
TOTAL UNITED STATES		2,901,328
TOTAL COMMON STOCK
(Cost $11,301,681)		9,480,641

Schedule of Investments (Unaudited)	January 31, 2020

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $90,544)	90,544	$90,544

REPURCHASE AGREEMENT(E) — 3.1%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $299,135 (collateralized by U.S. Treasury Obligations, ranging in par value $11,628 - $58,704, 2.125%, 08/15/2021, with a total market value of $305,148)
(Cost $299,096)	$299,096	299,096
TOTAL INVESTMENTS — 104.0%
(Cost $11,691,321)		$9,870,281

Percentages are based on Net Assets of $9,487,857.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $370,968.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $0 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020, was $0 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $389,640.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

Schedule of Investments (Unaudited)	January 31, 2020

Global X Fertilizers/Potash ETF

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$8,832,962	$647,679	$—	(2)	$9,480,641
Short-Term Investment	90,544	—	—		90,544
Repurchase Agreement	—	299,096	—		299,096
Total Investments in Securities	$8,923,506	$946,775	$—		$9,870,281

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as " — " are either $0 or have been rounded to $0.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2200

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 14.7%
Communication Services — 1.8%
Nine Entertainment Holdings	8,312,922	$10,434,560
Southern Cross Media Group	11,700,038	6,892,696
		17,327,256
Consumer Discretionary — 2.4%
Harvey Norman Holdings (A)	4,009,302	11,353,462
Super Retail Group	1,763,994	11,076,923
		22,430,385
Financials — 7.7%
Bank of Queensland (A)	1,545,868	7,916,861
Bendigo and Adelaide Bank	1,400,518	9,760,197
Commonwealth Bank of Australia	189,366	10,808,527
Genworth Mortgage Insurance Australia	6,109,929	14,970,504
IOOF Holdings (A)	2,138,649	11,324,921
National Australia Bank	561,714	9,724,403
Perpetual (A)	275,940	7,887,906
		72,393,319
Industrials — 1.0%
Westpac Banking	540,745	9,093,505
Materials — 1.8%
Alumina	5,339,672	7,792,741
CSR	2,817,827	9,167,898
		16,960,639
TOTAL AUSTRALIA		138,205,104

BELGIUM— 1.2%
Industrials — 1.2%
bpost	1,091,891	10,885,513

BRAZIL— 3.2%
Energy — 1.0%
Enauta Participacoes	2,599,800	9,916,747

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.2%
Cia de Transmissao de Energia Eletrica Paulista	1,885,472	$9,795,233
Transmissora Alianca de Energia Eletrica	1,466,800	10,627,070
		20,422,303
TOTAL BRAZIL		30,339,050

CANADA— 2.2%
Financials — 1.2%
Alaris Royalty (A)	659,887	10,902,069
Materials — 1.0%
Chemtrade Logistics Income Fund (A)	1,380,900	9,793,839
TOTAL CANADA		20,695,908

CZECH REPUBLIC— 1.2%
Financials — 1.2%
Moneta Money Bank	2,967,922	10,872,944

GERMANY— 1.0%
Financials — 1.0%
Deutsche Pfandbriefbank	588,270	9,505,050

HONG KONG— 2.6%
Consumer Discretionary — 0.1%
Genting Hong Kong *	16,518,000	1,297,632
Materials — 0.6%
Sinopec Shanghai Petrochemical, Cl H	22,916,800	5,873,151
Real Estate — 1.9%
Agile Group Holdings	7,537,300	10,036,920
Yuzhou Properties	16,061,502	7,487,880
		17,524,800
TOTAL HONG KONG		24,695,583

INDONESIA— 0.5%
Energy — 0.5%
Indo Tambangraya Megah	6,480,900	4,769,904

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 0.8%
Financials — 0.8%
Intesa Sanpaolo	2,873,594	$7,150,866

MEXICO— 1.2%
Real Estate — 1.2%
PLA Administradora Industrial S de RL ‡	6,815,177	11,052,417

MONACO— 2.1%
Energy — 0.4%
GasLog Partners	365,899	3,746,806
Industrials — 1.7%
Costamare	1,969,187	15,615,653
TOTAL MONACO		19,362,459

NETHERLANDS— 2.6%
Communication Services — 1.1%
VEON ADR	3,900,744	10,102,927
Industrials — 0.8%
PostNL	4,386,021	8,105,069
Real Estate — 0.7%
Wereldhave ‡ (A)	359,261	6,609,039
TOTAL NETHERLANDS		24,817,035

NEW ZEALAND— 1.2%
Industrials — 1.2%
Air New Zealand	6,143,649	11,211,909

NIGERIA— 0.8%
Financials — 0.8%
Zenith Bank	135,277,923	7,759,408

NORWAY— 0.7%
Energy — 0.7%
Ocean Yield (A)	1,374,509	6,889,097

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 0.7%
Materials — 0.7%
Ciech (A)	607,580	$6,100,940

RUSSIA— 2.8%
Communication Services — 0.9%
Mobile TeleSystems ADR	827,933	8,436,637
Materials — 1.9%
Novolipetsk Steel PJSC GDR	400,546	8,667,816
Severstal PJSC GDR	672,782	9,486,226
		18,154,042
TOTAL RUSSIA		26,590,679

SINGAPORE— 1.1%
Real Estate — 1.1%
CapitaLand Retail China Trust ‡	8,931,377	10,142,600

SOUTH AFRICA— 2.3%
Real Estate — 2.3%
Corporate Real Estate ‡ (A)	41,220,163	7,969,497
Fortress, Cl B ‡	12,632,475	6,308,026
Redefine Properties ‡	15,394,205	7,379,202
TOTAL SOUTH AFRICA		21,656,725

SPAIN— 0.7%
Communication Services — 0.7%
Atresmedia de Medios de Comunicacion	2,020,324	6,846,658

THAILAND— 1.0%
Communication Services — 1.0%
Jasmine International NVDR (A)	56,255,313	9,114,191

TURKEY— 1.8%
Materials — 1.8%
Eregli Demir ve Celik Fabrikalari	4,802,799	7,487,070
Iskenderun Demir ve Celik	7,227,450	9,383,005
TOTAL TURKEY		16,870,075

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 9.5%
Consumer Discretionary — 4.7%
Crest Nicholson Holdings	1,638,682	$10,800,556
Marston's	7,498,206	10,348,692
Persimmon	322,730	12,988,159
Vistry Group	567,655	10,326,306
		44,463,713
Financials — 0.9%
Standard Life Aberdeen	2,244,583	8,920,813
Industrials — 1.1%
Galliford Try Holdings	989,490	1,946,345
Royal Mail	3,173,094	8,290,258
		10,236,603
Materials — 0.6%
Evraz	1,216,100	5,652,402
Real Estate — 0.8%
NewRiver REIT ‡	2,907,332	7,204,999
Utilities — 1.4%
SSE	638,222	12,691,078
TOTAL UNITED KINGDOM		89,169,608

UNITED STATES— 43.6%
Communication Services — 1.6%
Gannett	836,923	5,113,599
National CineMedia	1,356,781	10,013,044
		15,126,643
Consumer Staples — 1.4%
Vector Group	974,659	12,807,019
Energy — 3.3%
EnLink Midstream	734,960	3,696,849
SFL	827,652	10,958,112
Tallgrass Energy, Cl A	330,298	7,368,948

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Targa Resources	246,871	$9,010,792
		31,034,701
Financials — 24.7%
AG Mortgage Investment Trust ‡	571,451	9,057,498
AGNC Investment ‡	568,694	10,572,022
Annaly Capital Management ‡	972,345	9,490,087
Apollo Commercial Real Estate Finance ‡	546,415	9,988,466
Arbor Realty Trust ‡	785,106	11,596,015
Armour Residential ‡	505,903	9,743,692
Artisan Partners Asset Management, Cl A	379,669	12,680,945
BGC Partners, Cl A	1,742,233	10,052,684
Blackstone Mortgage Trust, Cl A ‡	281,007	10,734,467
Chimera Investment ‡	529,385	11,222,962
Granite Point Mortgage Trust ‡	347,586	6,357,348
Invesco Mortgage Capital ‡	626,273	10,953,515
KKR Real Estate Finance Trust ‡	347,570	7,316,349
Ladder Capital, Cl A ‡	596,088	10,938,215
MFA Financial ‡	1,378,336	10,751,021
New Residential Investment ‡	601,033	10,061,292
New York Mortgage Trust ‡	1,683,339	10,689,203
PennyMac Mortgage Investment Trust ‡	484,431	11,263,021
Ready Capital ‡	521,887	8,517,196
Redwood Trust ‡	629,244	11,093,572
Starwood Property Trust ‡	446,005	11,444,488
TPG RE Finance Trust ‡	327,296	6,699,749
Two Harbors Investment ‡	713,831	10,893,061
		232,116,868
Industrials — 1.2%
Macquarie Infrastructure	250,325	11,041,836
Real Estate — 10.1%
CoreCivic ‡	522,420	8,332,599
GEO Group ‡	513,776	8,117,661

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Global Net Lease ‡	543,774	$11,272,435
Kite Realty Group Trust ‡	635,013	10,922,224
Office Properties Income Trust ‡	338,485	11,518,645
Omega Healthcare Investors ‡	265,615	11,142,549
Sabra Health Care ‡	547,086	11,762,349
Service Properties Trust ‡	379,438	8,188,272
SITE Centers ‡	600,732	7,635,304
Washington Prime Group ‡ (A)	2,029,733	6,109,496
		95,001,534
Utilities — 1.3%
Pattern Energy Group, Cl A	459,553	12,366,571
TOTAL UNITED STATES		409,495,172
TOTAL COMMON STOCK
(Cost $978,755,739)		934,198,895

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $11,152,619)	11,152,619	11,152,619

REPURCHASE AGREEMENT(B) — 3.9%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $36,845,293 (collateralized by U.S. Treasury Obligations, ranging in par value $1,432,271 - $7,230,798, 2.125%, 08/15/2021, with a total market value of $37,586,261)
(Cost $36,840,595)	$36,840,595	36,840,595
TOTAL INVESTMENTS — 104.6%
(Cost $1,026,748,953)		$982,192,109

Percentages are based on Net Assets of $938,940,488.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® ETF

(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $42,497,017.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $47,993,214.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$934,198,895	$—	$—	$934,198,895
Short-Term Investment	11,152,619	—	—	11,152,619
Repurchase Agreement	—	36,840,595	—	36,840,595
Total Investments in Securities	$945,351,514	$36,840,595	$—	$982,192,109

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 76.1%
UNITED STATES— 76.1%
Communication Services — 10.1%
AMC Entertainment Holdings, Cl A (A)	928,751	$6,055,456
AT&T	411,816	15,492,518
Gannett	1,690,835	10,331,002
National CineMedia	1,877,181	13,853,596
Verizon Communications	224,690	13,355,574
		59,088,146
Consumer Discretionary — 6.0%
Buckle (A)	720,353	17,583,817
Chico's FAS	2,281,666	8,875,681
Six Flags Entertainment	222,687	8,491,055
		34,950,553
Consumer Staples — 14.4%
Altria Group	252,552	12,003,797
B&G Foods (A)	481,309	7,729,823
Coty, Cl A	1,125,227	11,544,829
General Mills	266,006	13,890,833
Philip Morris International	149,272	12,344,794
Universal	212,650	11,302,347
Vector Group	1,159,258	15,232,650
		84,049,073
Energy — 4.1%
Exxon Mobil	160,187	9,950,817
SFL	1,055,442	13,974,052
		23,924,869
Financials — 14.1%
Apollo Commercial Real Estate Finance ‡	724,972	13,252,488
Chimera Investment ‡	713,810	15,132,772
MFA Financial ‡	1,805,622	14,083,852
New Residential Investment ‡	641,984	10,746,812
New York Mortgage Trust ‡	2,133,683	13,548,887
PennyMac Mortgage Investment Trust ‡	654,445	15,215,846
		81,980,657

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 7.5%
Air Castle Ltd.	477,739	$15,330,645
Covanta Holding	770,754	11,545,895
Macquarie Infrastructure	309,930	13,671,012
Quad	818,385	3,478,136
		44,025,688
Materials — 4.0%
Innophos Holdings *	400,657	12,804,997
Schweitzer-Mauduit International	299,858	10,504,026
		23,309,023
Real Estate — 5.2%
Global Net Lease ‡	667,285	13,832,818
Pennsylvania Real Estate Investment Trust ‡ (A)	2,178,060	8,581,556
Washington Prime Group ‡ (A)	2,616,512	7,875,701
		30,290,075
Utilities — 10.7%
Duke Energy	141,131	13,778,620
Pattern Energy Group, Cl A	609,222	16,394,164
PPL	404,443	14,636,792
Southern	252,230	17,756,992
		62,566,568
TOTAL COMMON STOCK
(Cost $452,520,558)		444,184,652

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 23.6%
Consumer Discretionary — 2.3%
Cedar Fair	241,489	$13,074,215
Energy — 15.4%
Alliance Resource Partners	739,327	6,683,516
CrossAmerica Partners	605,292	11,325,013
Delek Logistics Partners	432,059	13,808,606
KNOT Offshore Partners	605,417	11,545,302
NGL Energy Partners	656,922	6,595,497
PBF Logistics	562,319	11,808,699
Phillips 66 Partners	249,902	14,601,774
USA Compression Partners	852,821	13,542,797
		89,911,204
Financials — 3.2%
Compass Diversified Holdings	799,573	18,622,055
Industrials — 2.7%
Fortress Transportation & Infrastructure Investors	827,217	15,866,022
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $122,378,868)		137,473,496

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $6,929,431)	6,929,431	6,929,431

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.9%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $22,893,000 (collateralized by U.S. Treasury Obligations, ranging in par value $889,910 - $4,492,695, 2.125%, 08/15/2021, with a total market value of $23,353,385)
(Cost $22,890,081)	$22,890,081	$22,890,081
TOTAL INVESTMENTS — 104.8%
(Cost $604,718,938)		$611,477,660

Percentages are based on Net Assets of $583,200,819.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $27,892,997.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $29,819,512.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

Cl — Class
Ltd. — Limited

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$444,184,652	$—	$—	$444,184,652
Master Limited Partnerships	137,473,496	—	—	137,473,496
Short-Term Investment	6,929,431	—	—	6,929,431
Repurchase Agreement	—	22,890,081	—	22,890,081
Total Investments in Securities	$588,587,579	$22,890,081	$—	$611,477,660

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 99.0%
ARGENTINA— 2.3%
Financials — 2.3%
Banco Macro ADR	14,460	$443,488

BRAZIL— 9.1%
Consumer Discretionary — 2.6%
Petrobras Distribuidora	73,000	491,992
Financials — 2.2%
Itausa - Investimentos Itau	144,415	434,605
Information Technology — 1.9%
Cielo	223,800	370,272
Utilities — 2.4%
Engie Brasil Energia	38,521	469,202
TOTAL BRAZIL		1,766,071

CHILE— 1.4%
Utilities — 1.4%
Colbun	1,828,573	266,042

CHINA— 4.9%
Materials — 4.9%
Maanshan Iron & Steel, Cl H	836,500	297,330
Nanjing Iron & Steel, Cl A	755,800	317,582
Sansteel Minguang Fujian, Cl A	297,200	327,089
TOTAL CHINA		942,001

HONG KONG— 13.7%
Financials — 1.7%
Bank of Communications CO, Cl H	498,880	321,240
Information Technology — 1.7%
Lenovo Group	489,500	323,396
Materials — 2.2%
Nine Dragons Paper Holdings	444,500	424,756

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 8.1%
Agile Group Holdings	296,700	$395,096
Guangzhou R&F Properties	208,700	318,228

KWG Group Holdings	372,400	488,227
Yuzhou Properties	816,400	380,606
		1,582,157
TOTAL HONG KONG		2,651,549

INDONESIA— 1.6%
Energy — 1.6%
Bukit Asam	1,898,600	307,280

MALAYSIA— 1.2%
Industrials — 1.2%
AirAsia Group	647,800	226,050

MEXICO— 2.6%
Real Estate — 2.6%
Fibra Uno Administracion ‡	312,300	511,916

PAKISTAN— 2.3%
Financials — 2.3%
MCB Bank	330,210	450,133

QATAR— 2.2%
Real Estate — 2.2%
Barwa Real Estate	430,161	418,228

RUSSIA— 21.2%
Communication Services — 1.9%
Mobile TeleSystems ADR	35,425	360,981
Energy — 6.8%
Gazprom PJSC	126,640	449,205
LUKOIL PJSC	4,935	505,807
Tatneft PJSC	29,930	356,380
		1,311,392

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 12.5%
Alrosa PJSC	294,950	$370,122
Magnitogorsk Iron & Steel Works PJSC	591,300	415,502
MMC Norilsk Nickel PJSC	1,892	615,754
Novolipetsk Steel PJSC	161,950	349,689
PhosAgro PJSC GDR	25,015	317,440
Severstal PJSC	26,406	376,560
		2,445,067
TOTAL RUSSIA		4,117,440

SOUTH AFRICA— 10.1%
Energy — 1.6%
Exxaro Resources	38,104	309,339
Financials — 3.6%
Absa Group	32,925	301,691
Liberty Holdings	55,396	390,001
		691,692
Real Estate — 4.9%
Fortress REIT, Cl A ‡	287,157	353,215
Growthpoint Properties ‡	229,484	322,665
Redefine Properties ‡	569,437	272,959
		948,839
TOTAL SOUTH AFRICA		1,949,870

SOUTH KOREA— 1.6%
Financials — 1.6%
Orange Life Insurance (A)(B) (C)	13,640	309,755

TAIWAN— 13.3%
Information Technology — 13.3%
Inventec	520,000	395,048
Lite-On Technology	287,700	449,516
Micro-Star International	160,700	493,659
Nanya Technology	138,800	358,843

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Walsin Technology	69,900	$487,072
Yageo	31,000	396,620
TOTAL TAIWAN		2,580,758

THAILAND— 1.9%
Real Estate — 1.9%
Land & Houses NVDR	1,210,000	361,020

TURKEY— 6.9%
Energy — 1.9%
Tupras Turkiye Petrol Rafinerileri	19,856	373,565
Industrials — 2.4%
TAV Havalimanlari Holding	103,707	472,010
Materials — 2.6%
Eregli Demir ve Celik Fabrikalari	315,605	491,995
TOTAL TURKEY		1,337,570

UNITED ARAB EMIRATES— 2.7%
Real Estate — 2.7%
Aldar Properties PJSC	875,393	531,480
TOTAL COMMON STOCK
(Cost $18,844,982)		19,170,651

PREFERRED STOCK — 2.6%
BRAZIL— 2.6%
Communication Services — 2.6%
Telefonica Brasil (D)
(Cost $440,949)	35,900	498,941
TOTAL INVESTMENTS — 101.6%
(Cost $19,285,931)		$19,669,592

Percentages are based on Net Assets of $19,364,441.

‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $309,755 and represented 1.6% of Net Assets.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020, was $309,755 and represents 1.6% of net assets.
(D)	There is currently no stated rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,593,606	$1,267,290	$309,755	$19,170,651
Preferred Stock	498,941	—	—	498,941
Total Investments in Securities	$18,092,547	$1,267,290	$309,755	$19,669,592

Investments in Common Stock
Beginning Balance as of October 31, 2019	$-
Transfers out of Level 3	-
Transfers into Level 3	309,755
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of January 31, 2020	$309,755

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 15.6%
Consumer Discretionary — 2.1%
Harvey Norman Holdings	112,668	$319,051
Financials — 7.7%
Australia & New Zealand Banking Group	15,862	273,435
Bendigo and Adelaide Bank	40,156	279,847
Commonwealth Bank of Australia	5,765	329,051
National Australia Bank	17,389	301,039
		1,183,372
Industrials — 1.8%
Westpac Banking	16,371	275,305
Materials — 1.7%
Alumina	173,851	253,719
Real Estate — 2.3%
Stockland ‡	108,917	358,740
TOTAL AUSTRALIA		2,390,187

FINLAND— 4.1%
Financials — 1.9%
Sampo, Cl A	6,534	295,940
Utilities — 2.2%
Fortum	13,482	326,607
TOTAL FINLAND		622,547

FRANCE— 11.8%
Communication Services — 1.6%
Eutelsat Communications	16,362	245,604
Energy — 1.7%
Total	5,407	264,520
Financials — 1.9%
Societe Generale	8,792	284,749

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.2%
Casino Guichard Perrachon	8,161	$331,555
Industrials — 2.0%
Credit Agricole	22,974	311,375
Real Estate — 2.4%
ICADE ‡	3,366	376,006
TOTAL FRANCE		1,813,809

GERMANY— 1.8%
Communication Services — 1.8%
Telefonica Deutschland Holding	91,291	276,495

HONG KONG— 7.6%
Communication Services — 3.8%
HKT Trust & HKT	191,720	287,399
PCCW	495,865	293,116
		580,515
Consumer Discretionary — 1.9%
Yue Yuen Industrial Holdings	104,200	290,529
Utilities — 1.9%
HK Electric Investments & HK Electric Investments	299,370	299,181
TOTAL HONG KONG		1,170,225

ITALY— 4.1%
Financials — 2.1%
Poste Italiane	28,172	323,131
Utilities — 2.0%
Snam	57,066	305,896
TOTAL ITALY		629,027

JAPAN— 1.5%
Consumer Discretionary — 1.5%
Nissan Motor	40,700	225,120

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
NETHERLANDS— 3.4%
Financials — 1.8%
ING Groep	25,357	$276,090
Real Estate — 1.6%
Unibail-Rodamco-Westfield ‡	1,825	247,955
TOTAL NETHERLANDS		524,045

NEW ZEALAND— 2.4%
Communication Services — 2.4%
Spark New Zealand	119,818	361,337

PORTUGAL— 2.7%
Utilities — 2.7%
Energias de Portugal	81,616	409,184

SINGAPORE— 2.1%
Real Estate — 2.1%
Ascendas Real Estate Investment Trust ‡	135,913	313,668

SPAIN— 4.1%
Utilities — 4.1%
Enagas	11,836	318,999
Endesa	11,450	314,305
TOTAL SPAIN		633,304

SWEDEN— 6.0%
Financials — 6.0%
Nordea Bank Abp	38,801	306,426
Skandinaviska Enskilda Banken, Cl A	31,281	309,089
Swedbank, Cl A	19,244	295,988
TOTAL SWEDEN		911,503

SWITZERLAND— 2.4%
Financials — 2.4%
Zurich Insurance Group	894	371,430

UNITED KINGDOM— 30.2%
Communication Services — 1.6%
BT Group, Cl A	112,058	237,703

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.0%
Barratt Developments	36,723	$388,622
Persimmon	10,756	432,871
Taylor Wimpey	150,233	425,978
TUI	28,820	295,718
		1,543,189
Consumer Staples — 1.8%
Imperial Brands	10,658	274,075
Energy — 3.2%
BP	41,884	252,151
Royal Dutch Shell, Cl A	9,123	239,845
		491,996
Financials — 6.0%
HSBC Holdings	34,530	251,166
Legal & General Group	81,924	329,916
Standard Life Aberdeen	86,285	342,929
		924,011
Information Technology — 1.8%
Micro Focus International	20,219	273,244
Materials — 1.2%
Evraz	38,974	181,150
Utilities — 4.6%
Centrica	241,669	270,273
SSE	21,499	427,509
		697,782
TOTAL UNITED KINGDOM		4,623,150
TOTAL COMMON STOCK
(Cost $14,803,267)		15,275,031

TOTAL INVESTMENTS — 99.8%
(Cost $14,803,267)		$15,275,031

Percentages are based on Net Assets of $15,309,599.

‡	Real Estate Investment Trust

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI SuperDividend® EAFE ETF

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 96.6%
AUSTRALIA— 1.3%
Real Estate — 1.3%
Stockland ‡	1,964,693	$6,471,113

NETHERLANDS— 3.5%
Real Estate — 3.5%
Unibail-Rodamco-Westfield ‡	113,802	15,461,817
Wereldhave ‡ (A)	115,816	2,130,575
TOTAL NETHERLANDS		17,592,392

SINGAPORE— 2.4%
Real Estate — 2.4%
Manulife US Real Estate Investment Trust ‡	11,043,828	11,706,458

UNITED STATES— 89.4%
Financials — 62.2%
AGNC Investment ‡	902,615	16,779,613
Annaly Capital Management ‡	1,726,012	16,845,877
Apollo Commercial Real Estate Finance ‡	903,101	16,508,686
Arbor Realty Trust ‡	–	—
Armour Residential ‡	879,350	16,936,280
Blackstone Mortgage Trust, Cl A ‡	439,112	16,774,078
Chimera Investment ‡	784,609	16,633,711
Granite Point Mortgage Trust ‡	898,204	16,428,151
Invesco Mortgage Capital ‡	954,093	16,687,087
KKR Real Estate Finance Trust ‡	788,711	16,602,367
Ladder Capital, Cl A ‡	899,179	16,499,935
MFA Financial ‡	2,101,871	16,394,594
New Residential Investment ‡	881,403	14,754,686
New York Mortgage Trust ‡	2,620,725	16,641,604
PennyMac Mortgage Investment Trust ‡	714,236	16,605,987
Ready Capital ‡	738,246	12,048,175
Redwood Trust ‡	952,743	16,796,859
Starwood Property Trust ‡	649,023	16,653,930
TPG RE Finance Trust ‡	745,674	15,263,947
Two Harbors Investment ‡	1,090,385	16,639,275
		308,494,842

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® REIT ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — 27.2%
Apple Hospitality REIT ‡	1,069,239	$16,059,970
Brookfield Property REIT, Cl A ‡	686,561	12,673,916
Chatham Lodging Trust ‡	280,905	4,592,797
EPR Properties ‡	179,524	12,812,628
Gaming and Leisure Properties ‡	358,598	16,945,548
Global Net Lease ‡	559,881	11,606,333
Omega Healthcare Investors ‡	382,582	16,049,315
RLJ Lodging Trust ‡	1,019,843	15,868,757
RPT Realty ‡	963,979	13,447,507
Service Properties Trust ‡	718,207	15,498,907
		135,555,678
TOTAL UNITED STATES		444,050,520
TOTAL COMMON STOCK
(Cost $472,485,851)		479,820,483

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $49,044)	49,044	49,044

REPURCHASE AGREEMENT(B) — 0.0%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $162,029 (collateralized by U.S. Treasury Obligations, ranging in par value $6,298 - $31,798, 2.125%, 08/15/2021, with a total market value of $165,288)
(Cost $162,008)	$162,008	162,008
TOTAL INVESTMENTS — 96.6%
(Cost $472,696,903)		$480,031,535

Percentages are based on Net Assets of $496,996,800.

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperDividend® REIT ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $196,288.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $211,052.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$479,820,483	$—	$—	$479,820,483
Short-Term Investment	49,044	—	—	49,044
Repurchase Agreement	—	162,008	—	162,008
Total Investments in Securities	$479,869,527	$162,008	$—	$480,031,535

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
GERMANY— 2.1%
Financials — 2.1%
Deutsche Bank Contingent Capital Trust II, 6.550%	168,222	$4,420,874

NETHERLANDS— 2.6%
Financials — 2.6%
ING Groep, 6.125%	205,405	5,408,314

UNITED KINGDOM— 5.4%
Financials — 5.4%
HSBC Holdings, 6.200%	420,437	11,339,186

UNITED STATES— 89.5%
Consumer Staples — 2.0%
CHS, Ser 4, 7.500%	149,356	4,214,826
Energy — 1.5%
NuStar Logistics, 8.565%, VAR ICE LIBOR USD 3 Month+6.734%	117,091	3,099,399
Financials — 60.4%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	95,895	2,519,162
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	208,112	5,437,966
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989%‡	116,775	3,047,827
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	123,330	3,165,881
Apollo Global Management, 6.375%	87,143	2,369,418
Bank of America, 6.200%	228,615	5,982,854
Brighthouse Financial, 6.600%	123,556	3,468,217
Charles Schwab, 5.950%	216,467	5,792,657
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	133,635	3,883,433
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	85,311	2,479,138
Citigroup Capital XIII, 8.140%, VAR ICE LIBOR USD 3 Month+6.370%	200,422	5,647,892

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	131,262	$3,838,101
GMAC Capital Trust I, Ser 2, 7.695%, VAR ICE LIBOR USD 3 Month+5.785%	448,495	11,952,392
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	201,206	5,816,866
Goldman Sachs Group, 6.300%	194,778	5,173,304
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	175,834	4,997,202
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	83,798	2,275,116
JPMorgan Chase, 6.150%	333,634	8,517,676
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	165,998	4,888,641
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	162,876	4,684,314
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month+5.640%‡	81,464	2,149,835
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	147,959	4,228,668
Oaktree Capital Group, 6.550%	68,236	1,894,231
Regions Financial, Ser A, 6.375%	146,429	3,789,582
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011%‡	84,860	2,260,670
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	318,684	8,770,184
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	241,686	6,943,639
		125,974,866
Health Care — 4.4%
Avantor, 6.250%*	144,242	9,196,870
Industrials — 1.2%
Pitney Bowes, 6.700%	128,656	2,583,412
Real Estate — 6.6%
Brookfield Property Partners, 6.375%	71,735	1,905,282
RLJ Lodging Trust, 1.950%‡ *	92,415	2,669,869

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
UMH Properties, 6.750%‡	69,778	$1,851,908
VEREIT, Ser F, 6.700%‡	283,499	7,229,225
		13,656,284
Utilities — 13.4%
CenterPoint Energy, 7.000%*	144,342	6,937,076
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	123,173	3,060,849
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	222,023	5,594,980
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	125,316	3,080,267
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	145,563	4,072,853
Sempra Energy, 6.750%*	42,205	5,257,899
		28,003,924
TOTAL UNITED STATES		186,729,581
TOTAL PREFERRED STOCK
(Cost $202,008,073)		207,897,955
TOTAL INVESTMENTS — 99.6%
(Cost $202,008,073)		$207,897,955

Percentages are based on Net Assets of $208,836,299

*	Non-income producing security.
‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

As of January 31, 2020, there were no Level 3 investments.

Schedule of Investments (Unaudited)	January 31, 2020

Global X SuperIncomeTM Preferred ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — 96.7%
AUSTRALIA— 5.0%
Utilities — 5.0%
AGL Energy	138,717	$1,852,644

BRAZIL— 5.8%
Utilities — 5.8%
Engie Brasil Energia	175,692	2,140,004

CANADA— 16.2%
Utilities — 16.2%
Algonquin Power & Utilities	111,685	1,710,890
Boralex	20,657	431,086
Brookfield Renewable Partners	38,467	1,879,213
Innergex Renewable Energy	29,894	424,942
Northland Power	38,534	867,966
TransAlta Renewables	56,951	712,668
TOTAL CANADA		6,026,765

CHILE— 10.5%
Utilities — 10.5%
Colbun	3,764,598	547,716
Enel Americas	9,599,777	1,890,619
Enel Chile	15,073,686	1,428,803
TOTAL CHILE		3,867,138

CHINA— 1.1%
Utilities — 1.1%
China Longyuan Power Group, Cl H	716,400	426,247

DENMARK— 6.3%
Utilities — 6.3%
Orsted	21,686	2,366,909

GERMANY— 0.9%
Utilities — 0.9%
Encavis	28,234	339,173

Schedule of Investments (Unaudited)	January 31, 2020

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 5.0%
Industrials — 0.5%
Xinjiang Goldwind Science & Technology, Cl H	165,441	$175,351
Information Technology — 3.3%
Xinyi Solar Holdings	1,736,400	1,229,919
Utilities — 1.2%
Huaneng Renewables, Cl H	1,079,300	443,401
TOTAL HONG KONG		1,848,671

ITALY— 6.1%
Utilities — 6.1%
ACEA	45,726	1,066,683
ERG	32,258	762,873
Falck Renewables	62,411	406,685
TOTAL ITALY		2,236,241

NEW ZEALAND— 9.8%
Utilities — 9.8%
Contact Energy	154,047	741,703
Mercury NZ	292,637	992,349
Meridian Energy	551,027	1,906,009
TOTAL NEW ZEALAND		3,640,061

PORTUGAL— 6.8%
Utilities — 6.8%
Energias de Portugal	508,350	2,548,623

RUSSIA— 2.7%
Utilities — 2.7%
RusHydro PJSC	91,561,100	986,794

THAILAND— 0.6%
Utilities — 0.6%
BCPG NVDR	428,000	218,325

Schedule of Investments (Unaudited)	January 31, 2020

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 19.9%
Real Estate — 1.3%
Hannon Armstrong Sustainable Infrastructure Capital ‡	14,090	$480,328
Utilities — 18.6%
Atlantica Yield	21,807	626,406
Avista	14,325	728,426
Clearway Energy, Cl A	7,377	152,630
Hawaiian Electric Industries	23,413	1,145,130
IDACORP	10,830	1,215,018
NextEra Energy Partners	13,063	741,587
NorthWestern	10,834	833,893
Pattern Energy Group, Cl A	21,086	567,424
TerraForm Power, Cl A	48,762	882,105
		6,892,619
TOTAL UNITED STATES		7,372,947
TOTAL COMMON STOCK
(Cost $29,863,132)		35,870,542

EXCHANGE TRADED FUNDS — 3.3%
Greencoat UK Wind	325,804	610,713
Renewables Infrastructure Group	350,597	609,123
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,112,144)		1,219,836

TOTAL INVESTMENTS — 100.0%
(Cost $30,975,276)		$37,090,378

Percentages are based on Net Assets of $37,083,149.

‡	Real Estate Investment Trust

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

Schedule of Investments (Unaudited)	January 31, 2020

Global X YieldCo & Renewable Energy Income ETF

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA— 25.4%
Communication Services — 25.4%
Baidu ADR *	50,348	$6,220,999
Bilibili ADR * (A)	29,155	628,290
Changyou.com ADR * (A)	7,482	79,833
Momo ADR *	38,563	1,180,028
NetEase ADR	19,443	6,236,536
SINA *	31,913	1,236,310
Tencent Holdings	273,315	13,129,144
Tencent Music Entertainment Group ADR * (A)	95,601	1,213,177
Weibo ADR * (A)	48,669	2,074,273
TOTAL CHINA		31,998,590

GERMANY— 1.9%
Communication Services — 1.9%
New Work	1,361	444,939
United Internet	59,460	1,930,690
TOTAL GERMANY		2,375,629

HONG KONG— 0.2%
Information Technology — 0.2%
Meitu *	1,055,100	205,180

JAPAN— 6.1%
Communication Services — 6.1%
DeNA *	53,871	892,176
Gree *	57,335	244,924
Kakaku.com	65,940	1,749,720
LINE *	23,870	1,180,451
Mixi	21,230	377,649
Nexon *	239,184	3,277,098
TOTAL JAPAN		7,722,018

Schedule of Investments (Unaudited)	January 31, 2020

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA— 6.7%
Communication Services — 6.7%
Mail.Ru Group GDR *	92,810	$2,184,747
Yandex, Cl A *	138,313	6,197,806
TOTAL RUSSIA		8,382,553

SOUTH KOREA— 10.5%
Communication Services — 10.5%
AfreecaTV	3,503	158,713
Com2uSCorp	4,041	345,156
HUYA ADR * (A)	18,596	332,496
Kakao	21,722	2,897,846
NAVER	63,035	9,493,462
TOTAL SOUTH KOREA		13,227,673

TAIWAN— 0.1%
Consumer Discretionary — 0.1%
PChome Online *	49,344	145,374

UNITED STATES— 48.5%
Communication Services — 47.9%
Alphabet, Cl A *	4,370	6,261,249
ANGI Homeservices, Cl A * (A)	44,351	356,138
Facebook, Cl A * (A)	60,575	12,230,698
Glu Mobile *	63,652	375,547
IAC *	23,639	5,758,224
JOYY ADR *	31,557	1,910,145
Match Group * (A)	28,059	2,194,775
Meet Group * (A)	40,164	214,074
Pinterest, Cl A * (A)	80,162	1,765,969
Snap, Cl A * (A)	529,705	9,735,978
Spotify Technology *	44,199	6,245,319
Twitter *	291,127	9,455,805
Yelp, Cl A *	35,248	1,149,085
Zynga, Cl A *	451,768	2,719,643
		60,372,649

Schedule of Investments (Unaudited)	January 31, 2020

Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — 0.6%
Groupon, Cl A * (A)	244,278	$703,521
TOTAL UNITED STATES		61,076,170
TOTAL COMMON STOCK
(Cost $113,794,729)		125,133,187

SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $4,050,968)	4,050,968	4,050,968

REPURCHASE AGREEMENT(B) — 11.0%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $13,383,323 (collateralized by U.S. Treasury Obligations, ranging in par value $520,244 - $2,626,444, 2.125%, 08/15/2021, with a total market value of $13,652,464)
(Cost $13,831,616)	$13,831,616	13,831,616
TOTAL INVESTMENTS — 113.6%
(Cost $131,677,313)		$143,015,771

Percentages are based on Net Assets of $125,878,613.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $16,492,071.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $17,882,584.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2020

Global X Social Media ETF

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$125,133,187	$—	$—	$125,133,187
Short-Term Investment	4,050,968	—	—	4,050,968
Repurchase Agreement	—	13,831,616	—	13,831,616
Total Investments in Securities	$129,184,155	$13,831,616	$—	$143,015,771

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 21.3%
Communication Services — 7.4%
58.com ADR *	3,979	$221,312
NetEase ADR	775	248,589
		469,901
Consumer Discretionary — 12.7%
Alibaba Group Holding ADR *	1,195	246,875
Baozun ADR *	2,215	66,694
JD.com ADR *	6,716	253,126
Uxin ADR	10,714	26,356
Vipshop Holdings ADR *	18,219	231,928
		824,979
Financials — 1.2%
LexinFintech Holdings ADR *	5,716	76,023
TOTAL CHINA		1,370,903

GERMANY— 1.0%
Consumer Discretionary — 1.0%
Rocket Internet *	2,784	65,160

JAPAN— 4.0%
Consumer Discretionary — 4.0%
Rakuten	32,480	256,520

SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	462	19,110

UNITED KINGDOM— 9.7%
Consumer Discretionary — 9.7%
ASOS *	2,421	98,071
Just Eat *	23,255	263,937
Ocado Group *	15,999	258,035
TOTAL UNITED KINGDOM		620,043

Schedule of Investments (Unaudited)	January 31, 2020

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 63.5%
Communication Services — 3.9%
ANGI Homeservices, Cl A *	3,472	$27,880
TripAdvisor	4,782	130,644
Yelp, Cl A *	2,975	96,985
		255,509
Consumer Discretionary — 41.9%
Amazon.com *	145	291,264
Booking Holdings *	131	239,802
eBay	7,672	257,472
Etsy *	5,323	259,816
Expedia Group	2,456	266,353
Groupon, Cl A *	21,298	61,338
Jumia Technologies ADR	3,522	21,132
Lands' End *	1,254	14,609
MercadoLibre *	415	275,145
Overstock.com *	2,291	18,603
PetMed Express	866	21,832
Qurate Retail, Cl A *	17,160	146,375
Shutterstock *	882	38,217
Stamps.com *	739	55,048
Trip.com Group ADR *	7,044	226,324
Wayfair, Cl A *	2,618	245,307
Williams-Sonoma	3,472	243,318
		2,681,955
Financials — 3.3%
eHealth *	975	102,531
LendingTree *	354	110,165
		212,696
Industrials — 4.3%
CoStar Group *	423	276,215

Schedule of Investments (Unaudited)	January 31, 2020

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 10.1%
GoDaddy, Cl A *	3,736	$251,097
LivePerson *	2,778	113,926
Shopify, Cl A *	613	285,449
		650,472
TOTAL UNITED STATES		4,076,847
TOTAL COMMON STOCK
(Cost $6,430,261)		6,408,583
TOTAL INVESTMENTS — 99.8%
(Cost $6,430,261)		$6,408,583

Percentages are based on Net Assets of $6,420,726.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — 98.1%
BRAZIL— 1.6%
Energy — 1.6%
Petroleo Brasileiro ADR, Cl A	72,593	$961,857

CANADA— 3.0%
Consumer Discretionary — 1.6%
Restaurant Brands International	15,479	944,374
Materials — 1.4%
Teck Resources, Cl B	62,535	807,327
TOTAL CANADA		1,751,701

CHINA— 3.9%
Consumer Discretionary — 3.9%
Alibaba Group Holding ADR *	5,517	1,139,757
JD.com ADR *	30,504	1,149,696
TOTAL CHINA		2,289,453

MEXICO— 1.7%
Communication Services — 1.7%
Grupo Televisa ADR	90,881	1,010,597

UNITED STATES— 87.9%
Communication Services — 16.7%
Alphabet, Cl A *	767	1,098,942
Cargurus, Cl A *	25,785	919,235
Charter Communications, Cl A *	2,152	1,113,574
Facebook, Cl A *	5,245	1,059,018
Liberty Broadband, Cl C *	8,698	1,156,225
Liberty Global *	47,235	920,138
Netflix *	3,469	1,197,117
Snap, Cl A *	73,424	1,349,533
Walt Disney	7,102	982,278
		9,796,060
Consumer Discretionary — 5.5%
Amazon.com *	588	1,181,127
DR Horton	19,171	1,134,923

Schedule of Investments (Unaudited)	January 31, 2020

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
General Motors	27,944	$933,050
		3,249,100
Consumer Staples — 9.2%
Conagra Brands	35,521	1,169,351
Constellation Brands, Cl A	5,696	1,072,557
Mondelez International, Cl A	19,443	1,115,639
Post Holdings *	9,621	1,006,068
Procter & Gamble	8,524	1,062,261
		5,425,876
Financials — 8.7%
Arch Capital Group *	25,187	1,112,258
Berkshire Hathaway, Cl B *	4,657	1,045,170
Citigroup	13,754	1,023,435
Franklin Resources	37,165	940,275
Investors Bancorp	84,076	1,016,059
		5,137,197
Health Care — 13.3%
ABIOMED *	4,583	853,767
Amicus Therapeutics *	106,864	944,678
Bausch Health *	35,929	985,532
Baxter International	12,589	1,123,191
Cigna	5,221	1,004,416
DaVita *	14,448	1,153,962
Incyte *	11,699	854,846
Neurocrine Biosciences *	9,050	905,724
		7,826,116
Industrials — 11.3%
Arconic	33,156	993,022
Delta Air Lines	18,000	1,003,320
Raytheon	4,689	1,035,988
Spirit Aerosystems Holdings, Cl A	11,125	726,685
United Airlines Holdings *	11,060	827,288
Westinghouse Air Brake Technologies	12,821	946,959

Schedule of Investments (Unaudited)	January 31, 2020

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
XPO Logistics *	12,235	$1,087,936
		6,621,198
Information Technology — 11.3%
Adobe *	3,440	1,207,922
Microsoft	6,824	1,161,649
NortonLifeLock	41,216	1,171,359
Palo Alto Networks *	4,143	972,693
salesforce.com *	6,270	1,143,084
SolarWinds *	53,209	1,006,714
		6,663,421
Materials — 6.6%
Berry Global Group *	24,731	1,051,562
Celanese, Cl A	8,123	840,730
Martin Marietta Materials	3,935	1,038,053
Sherwin-Williams	1,726	961,365
		3,891,710
Real Estate — 1.9%
American Tower, Cl A ‡	4,811	1,114,901
Utilities — 3.4%
FirstEnergy	21,754	1,104,886
Vistra Energy	39,192	882,604
		1,987,490
TOTAL UNITED STATES		51,713,069
TOTAL COMMON STOCK
(Cost $50,365,249)		57,726,677

MASTER LIMITED PARTNERSHIP — 1.7%
Energy — 1.7%
Enterprise Products Partners
(Cost $966,500)	38,909	1,002,685
TOTAL INVESTMENTS — 99.8%
(Cost $51,331,749)		$58,729,362

Percentages are based on Net Assets of $58,839,042.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments (Unaudited)	January 31, 2020

Global X Guru Index ETF

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.6%
UNITED KINGDOM— 0.7%
Materials — 0.4%
Linde	1,911	$388,181
Real Estate — 0.3%
Healthpeak Properties ‡	8,302	298,789
TOTAL UNITED KINGDOM		686,970

UNITED STATES— 98.9%
Communication Services — 4.4%
Activision Blizzard	5,376	314,389
Alphabet, Cl A *	154	220,648
AT&T	10,522	395,838
CenturyLink	3,981	54,380
Charter Communications, Cl A *	642	332,209
Comcast, Cl A	8,209	354,547
Electronic Arts *	3,234	349,013
Facebook, Cl A *	1,497	302,260
Fox, Cl A	3,962	146,911
IAC *	2,114	514,949
Sirius XM Holdings	13,786	97,467
T-Mobile US *	5,311	420,578
Verizon Communications	2,789	165,778
ViacomCBS, Cl B	980	33,447
Walt Disney	3,267	451,859
		4,154,273
Consumer Discretionary — 11.9%
Advance Auto Parts	1,173	154,543
Aptiv	1,263	107,090
AutoZone *	276	291,997
Best Buy	3,771	319,366
BorgWarner	2,990	102,527
Burlington Stores *	290	63,066
Carnival	3,922	170,725

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	407	$352,771
Darden Restaurants	1,849	215,279
Dollar General	1,603	245,916
Dollar Tree *	1,799	156,639
Domino's Pizza	189	53,251
DR Horton	9,931	587,915
eBay	7,925	265,963
Expedia Group	652	70,709
Ford Motor	20,663	182,247
General Motors	5,392	180,039
Genuine Parts	1,415	132,402
Hasbro	1,562	159,121
Home Depot	1,332	303,829
Kohl's	2,974	127,139
Las Vegas Sands	2,710	176,990
Lear	1,068	131,556
Lennar, Cl A	7,527	499,492
LKQ *	4,758	155,515
Lowe's	1,939	225,389
Lululemon Athletica *	1,350	323,176
Macy's	6,427	102,511
McDonald's	1,049	224,455
MGM Resorts International	8,552	265,625
Mohawk Industries *	1,102	145,111
NIKE, Cl B	4,873	469,270
Norwegian Cruise Line Holdings *	2,778	149,595
NVR *	72	274,822
O'Reilly Automotive *	457	185,588
PVH	1,600	139,472
Ross Stores	2,309	259,047
Royal Caribbean Cruises	1,471	172,225
Tapestry	6,207	159,954

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Target	5,772	$639,191
Tiffany	3,174	425,379
TJX	9,756	575,994
Tractor Supply	1,280	118,976
Ulta Beauty *	637	170,659
VF	4,047	335,780
Whirlpool	1,579	230,803
Wynn Resorts	1,278	161,232
Yum! Brands	3,193	337,724
		11,298,065
Consumer Staples — 7.4%
Archer-Daniels-Midland	5,135	229,843
Brown-Forman, Cl B	5,388	364,444
Bunge	4,254	223,037
Church & Dwight	3,167	235,055
Clorox	1,119	176,030
Coca-Cola	4,468	260,931
Colgate-Palmolive	2,753	203,116
Conagra Brands	8,338	274,487
Constellation Brands, Cl A	756	142,355
Costco Wholesale	1,117	341,266
Estee Lauder, Cl A	2,020	394,223
Hershey	2,618	406,235
Hormel Foods	4,401	207,991
JM Smucker	2,156	223,383
Kellogg	934	63,708
Kimberly-Clark	1,754	251,243
Kraft Heinz	5,178	151,198
Kroger	6,765	181,708
McCormick	556	90,834
Molson Coors Beverage, Cl B	1,902	105,713
Mondelez International, Cl A	5,557	318,861

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	1,668	$236,890
Procter & Gamble	1,802	224,565
Sysco	5,076	416,942
Tyson Foods, Cl A	6,381	527,262
Walgreens Boots Alliance	2,407	122,396
Walmart	5,298	606,568
		6,980,284
Energy — 4.1%
Apache	7,329	201,108
Cabot Oil & Gas	6,124	86,287
Chevron	2,007	215,030
Concho Resources	1,925	145,877
ConocoPhillips	3,224	191,602
Devon Energy	4,779	103,800
EOG Resources	1,672	121,906
Exxon Mobil	2,448	152,070
Hess	5,699	322,392
HollyFrontier	1,165	52,332
Kinder Morgan	14,792	308,709
Marathon Oil	18,686	212,460
National Oilwell Varco	8,197	168,940
Noble Energy	11,596	229,253
Occidental Petroleum	4,959	196,971
ONEOK	1,480	110,808
Phillips 66	5,127	468,454
Targa Resources	3,520	128,480
Valero Energy	4,798	404,519
Williams	2,541	52,573
		3,873,571
Financials — 12.5%
Aflac	5,260	271,258
Alleghany *	332	264,823

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Allstate	2,355	$279,162
Ally Financial	6,719	215,209
American Express	624	81,039
American International Group	8,193	411,780
Annaly Capital Management ‡	32,642	318,586
Aon	934	205,714
Arch Capital Group *	9,788	432,238
Arthur J Gallagher	2,613	268,015
Bank of America	13,641	447,834
Bank of New York Mellon	1,913	85,664
Berkshire Hathaway, Cl B *	810	181,788
Capital One Financial	905	90,319
Chubb	2,126	323,131
Cincinnati Financial	3,058	320,937
Citigroup	2,211	164,520
Citizens Financial Group	3,435	128,057
CME Group, Cl A	1,391	302,000
Comerica	1,363	83,361
Everest Re Group	993	274,634
FactSet Research Systems	650	185,971
Fidelity National Financial	5,570	271,537
Fifth Third Bancorp	10,648	302,936
Franklin Resources	3,269	82,706
Globe Life	1,895	197,573
Goldman Sachs Group	390	92,723
Hartford Financial Services Group	8,345	494,692
Intercontinental Exchange	3,879	386,891
JPMorgan Chase	1,971	260,881
KeyCorp	2,876	53,810
Lincoln National	1,675	91,254
Loews	3,296	169,579
M&T Bank	1,110	187,057

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Markel *	196	$229,902
MarketAxess Holdings	413	146,276
Marsh & McLennan	2,042	228,418
MetLife	1,706	84,805
Morgan Stanley	2,233	116,697
MSCI, Cl A	1,207	344,961
Nasdaq	1,384	161,181
PNC Financial Services Group	1,923	285,662
Principal Financial Group	1,000	52,950
Prudential Financial	825	75,125
Raymond James Financial	778	71,133
Regions Financial	18,017	280,525
S&P Global	1,010	296,667
State Street	2,083	157,537
Synchrony Financial	4,112	133,270
T Rowe Price Group	598	79,851
Travelers	1,183	155,706
Truist Financial	2,991	154,246
Unum Group	4,591	122,534
US Bancorp	3,173	168,867
Wells Fargo	4,739	222,449
Willis Towers Watson	1,409	297,708
Zions Bancorp	2,047	93,118
		11,887,267
Health Care — 8.4%
Abbott Laboratories	3,334	290,525
Agilent Technologies	2,979	245,946
Alexion Pharmaceuticals *	578	57,447
Allergan	687	128,222
Anthem	793	210,367
Baxter International	3,523	314,322
Boston Scientific *	4,262	178,450

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bristol-Myers Squibb	2,072	$130,432
Centene *	1,781	111,865
Cerner	806	57,895
Cooper	954	330,933
Danaher	1,845	296,805
DENTSPLY SIRONA	5,519	309,064
Edwards Lifesciences *	890	195,675
Elanco Animal Health *	4,006	123,785
Eli Lilly	679	94,816
Gilead Sciences	1,685	106,492
Henry Schein *	1,459	100,583
Hologic *	5,163	276,324
Humana *	336	112,977
IDEXX Laboratories *	1,075	291,336
IQVIA Holdings *	2,084	323,541
Johnson & Johnson	545	81,134
Laboratory Corp of America Holdings *	2,033	356,588
Medtronic	1,724	199,018
Merck	2,625	224,280
Mettler-Toledo International *	284	215,039
Mylan *	2,514	53,850
Perrigo	3,036	173,173
Pfizer	3,899	145,199
Quest Diagnostics	2,195	242,921
ResMed	1,575	250,378
STERIS	1,823	274,708
Stryker	915	192,790
Thermo Fisher Scientific	868	271,849
UnitedHealth Group	333	90,726
Universal Health Services, Cl B	1,856	254,476
Varian Medical Systems *	445	62,554
Veeva Systems, Cl A *	830	121,686

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Waters *	241	$53,934
Zimmer Biomet Holdings	1,250	184,875
Zoetis, Cl A	1,623	217,823
		7,954,803
Industrials — 10.8%
3M	383	60,767
AMETEK	1,543	149,903
Arconic	8,899	266,525
CH Robinson Worldwide	1,113	80,381
Cintas	1,053	293,756
Copart *	985	99,938
CoStar Group *	900	587,691
Cummins	1,787	285,866
Delta Air Lines	3,671	204,621
Dover	2,483	282,690
Eaton	3,252	307,216
Emerson Electric	1,838	131,656
Expeditors International of Washington	1,357	99,115
Fastenal	6,496	226,580
FedEx	559	80,854
Fortive	1,155	86,544
Fortune Brands Home & Security	2,029	139,413
Honeywell International	1,066	184,652
Huntington Ingalls Industries	579	151,119
IDEX	1,057	173,190
IHS Markit	5,538	436,726
Illinois Tool Works	1,440	251,971
Ingersoll-Rand	2,275	303,098
Jacobs Engineering Group	3,727	344,859
JB Hunt Transport Services	1,386	149,591
Johnson Controls International	4,645	183,245
Kansas City Southern	2,939	495,780

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
L3Harris Technologies	2,111	$467,228
Masco	3,406	161,853
Nielsen Holdings	3,132	63,893
Norfolk Southern	1,454	302,737
Raytheon	1,932	426,856
Republic Services, Cl A	3,835	364,517
Rockwell Automation	332	63,631
Roper Technologies	822	313,725
Snap-On	1,360	217,097
Southwest Airlines	2,261	124,310
Stanley Black & Decker	1,321	210,475
Textron	3,369	154,738
Union Pacific	1,357	243,473
United Technologies	1,655	248,581
Verisk Analytics, Cl A	1,774	288,222
Waste Management	1,836	223,441
WW Grainger	422	127,727
Xylem	2,965	242,122
		10,302,373
Information Technology — 16.3%
Accenture, Cl A	1,063	218,138
Adobe *	488	171,356
Advanced Micro Devices *	4,109	193,123
Akamai Technologies *	4,634	432,584
Amdocs	3,083	221,822
Amphenol, Cl A	1,571	156,267
Analog Devices	2,622	287,764
ANSYS *	1,567	429,875
Apple	633	195,920
Applied Materials	5,531	320,743
Broadcom	1,638	499,852
Broadridge Financial Solutions	2,203	262,487

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cadence Design Systems *	5,241	$377,929
CDW	1,973	257,378
Check Point Software Technologies *	3,069	350,817
Cisco Systems	2,809	129,130
Citrix Systems	1,090	132,130
Cognizant Technology Solutions, Cl A	4,184	256,814
Corning	5,587	149,117
DXC Technology	4,338	138,295
F5 Networks *	1,754	214,198
Fidelity National Information Services	1,637	235,171
Fiserv *	3,229	382,992
Fortinet *	750	86,520
Gartner *	672	108,044
GoDaddy, Cl A *	1,393	93,624
Hewlett Packard Enterprise	10,408	144,983
Intel	3,351	214,229
International Business Machines	1,396	200,647
Intuit	728	204,117
Juniper Networks	7,098	162,828
Keysight Technologies *	2,333	216,946
KLA	2,389	395,953
Lam Research	922	274,950
Marvell Technology Group	14,841	356,778
Mastercard, Cl A	736	232,532
Maxim Integrated Products	2,605	156,613
Microchip Technology	3,491	340,303
Micron Technology *	8,966	476,005
Microsoft	1,359	231,343
Motorola Solutions	1,902	336,654
NetApp	1,144	61,090
NortonLifeLock	8,337	236,938
Okta, Cl A *	1,232	157,758

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Paychex	2,244	$192,468
Paycom Software *	706	224,621
Qorvo *	3,784	400,574
QUALCOMM	3,613	308,225
salesforce.com *	561	102,276
Seagate Technology	3,716	211,775
ServiceNow *	927	313,539
Skyworks Solutions	5,220	590,643
Splunk *	1,640	254,626
SS&C Technologies Holdings	917	57,780
Synopsys *	2,653	391,344
TE Connectivity	2,570	236,903
Texas Instruments	1,799	217,049
Twilio, Cl A *	1,241	154,306
VeriSign *	1,617	336,562
Visa, Cl A	1,212	241,152
Western Digital	6,187	405,248
Western Union	6,686	179,853
		15,521,701
Materials — 3.3%
Air Products & Chemicals	1,094	261,149
Albemarle	1,300	104,364
Ball	3,107	224,263
Celanese, Cl A	1,685	174,397
Corteva	8,905	257,533
Dow	2,250	103,658
DuPont de Nemours	1,889	96,679
Eastman Chemical	2,182	155,511
Ecolab	1,150	225,527
Freeport-McMoRan Copper & Gold	12,363	137,229
International Flavors & Fragrances	1,076	141,074
International Paper	2,968	120,857

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mosaic	2,908	$57,695
Newmont	11,627	523,913
Nucor	2,347	111,459
Packaging Corp of America	552	52,854
PPG Industries	1,939	232,370
Westrock	3,048	118,872
		3,099,404
Real Estate — 5.0%
Alexandria Real Estate Equities ‡	1,499	244,637
AvalonBay Communities ‡	999	216,473
CBRE Group, Cl A *	2,826	172,527
Duke Realty ‡	7,644	277,554
Equity Residential ‡	2,319	192,663
Essex Property Trust ‡	1,417	438,930
Federal Realty Investment Trust ‡	474	59,259
Host Hotels & Resorts ‡	7,590	124,021
Mid-America Apartment Communities ‡	1,854	254,387
ProLogis ‡	3,309	307,340
Public Storage ‡	1,737	388,671
Realty Income ‡	3,996	313,326
Regency Centers ‡	4,139	256,784
SL Green Realty ‡	1,773	163,187
Sun Communities ‡	1,689	273,905
UDR ‡	4,239	203,090
Vornado Realty Trust ‡	774	50,906
Welltower ‡	5,032	427,267
Weyerhaeuser ‡	2,504	72,491
WP Carey ‡	3,390	285,167
		4,722,585
Utilities — 14.8%
Alliant Energy	5,066	300,718
Ameren	7,882	646,718

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Electric Power	5,982	$623,444
American Water Works	2,332	317,618
Atmos Energy	3,312	387,603
CenterPoint Energy	8,139	215,521
CMS Energy	8,988	615,768
Consolidated Edison	6,626	622,844
Dominion Energy	11,325	971,119
DTE Energy	3,376	447,691
Duke Energy	11,135	1,087,110
Edison International	7,423	568,231
Entergy	6,552	861,719
Evergy	6,617	477,483
Eversource Energy	3,704	342,398
Exelon	5,663	269,502
FirstEnergy	12,858	653,058
NextEra Energy	2,101	563,488
NiSource	11,528	337,886
Pinnacle West Capital	3,486	340,547
PPL	12,448	450,493
Public Service Enterprise Group	6,567	388,766
Sempra Energy	2,620	420,877
Southern	14,002	985,741
WEC Energy Group	6,782	677,454
Xcel Energy	6,787	469,592
		14,043,389
TOTAL UNITED STATES		93,837,715
TOTAL COMMON STOCK
(Cost $82,647,308)		94,524,685
TOTAL INVESTMENTS — 99.6%
(Cost $82,647,308)		$94,524,685

Percentages are based on Net Assets of $94,918,607.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta US ETF

S&P — Standard & Poor's

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRIA— 1.3%
Energy — 0.2%
OMV	158	$7,878
Financials — 0.4%
Erste Group Bank *	307	11,282
Raiffeisen Bank International	287	6,552
		17,834
Industrials — 0.1%
ANDRITZ	165	6,502
Materials — 0.3%
voestalpine	169	4,105
Wienerberger	413	11,726
		15,831
Real Estate — 0.3%
IMMOFINANZ	354	9,827
Verbund	143	7,562
		17,389
TOTAL AUSTRIA		65,434

BELGIUM— 2.4%
Communication Services — 0.3%
Proximus	502	14,309
Consumer Discretionary — 0.4%
Ageas	401	22,117
Consumer Staples — 0.2%
Colruyt	211	10,557
Financials — 0.6%
Ackermans & van Haaren	58	9,288
Groupe Bruxelles Lambert	103	10,355
Sofina	34	7,781
		27,424

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.4%
UCB	237	$21,821
Materials — 0.2%
Solvay	110	11,403
Real Estate — 0.3%
Cofinimmo ‡	77	12,270
Warehouses De Pauw CVA ‡	182	5,202
		17,472
TOTAL BELGIUM		125,103

DENMARK— 3.4%
Consumer Staples — 0.5%
Carlsberg, Cl B	76	11,117
Royal Unibrew	158	15,047
		26,164
Financials — 0.5%
Danske Bank	594	9,945
Jyske Bank *	276	10,511
Tryg	130	3,940
		24,396
Health Care — 1.2%
Coloplast, Cl B	208	26,249
Demant *	121	3,930
Genmab *	35	8,084
GN Store Nord	198	9,833
H Lundbeck	114	4,849
Novo Nordisk, Cl B	191	11,683
		64,628
Industrials — 0.5%
A P Moller - Maersk, Cl B	6	7,200
DSV PANALPINA	91	9,900
ISS	325	7,890
		24,990

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
SimCorp	70	$7,770
Materials — 0.2%
Christian Hansen Holding	58	4,325

Novozymes, Cl B	119	6,210
		10,535
Utilities — 0.3%
Orsted	126	13,752
TOTAL DENMARK		172,235

FINLAND— 3.9%
Communication Services — 0.5%
Elisa	436	26,256
Consumer Discretionary — 0.3%
Nokian Renkaat	490	13,201
Consumer Staples — 0.4%
Kesko, Cl B	331	22,390
Energy — 0.2%
Neste	314	12,485
Financials — 0.2%
Nordea Bank Abp	749	5,914
Sampo, Cl A	131	5,933
		11,847
Health Care — 0.3%
Orion, Cl B	309	14,612
Industrials — 0.5%
Kone, Cl B	156	10,073
Konecranes, Cl A	127	3,842
Metso	151	5,373
Valmet	240	5,210
		24,498

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Nokia *	4,881	$19,038
TietoEVRY	244	7,971
		27,009
Materials — 0.4%
Huhtamaki	100	4,454

Stora Enso, Cl R	459	5,982
UPM-Kymmene	296	9,359
		19,795
Utilities — 0.5%
Fortum	1,071	25,945
TOTAL FINLAND		198,038

FRANCE— 16.4%
Communication Services — 1.6%
Bollore	2,380	9,690
Eutelsat Communications	633	9,502
Iliad	42	5,525
JCDecaux	97	2,599
Lagardere SCA	481	9,142
Orange	627	8,897
Publicis Groupe	199	8,828
Ubisoft Entertainment *	79	6,009
Vivendi	813	22,309
		82,501
Consumer Discretionary — 2.3%
Accor	142	5,827
Christian Dior	15	7,048
Cie Generale des Etablissements Michelin SCA, Cl B	257	29,905
Elior Group	470	6,599
EssilorLuxottica	206	30,649

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hermes International	19	$14,246
Kering	10	6,151
Peugeot	699	14,416
Renault	102	3,984
Valeo	136	4,057
		122,882
Consumer Staples — 1.0%
Carrefour	421	7,141
Danone	127	10,190
Pernod Ricard	170	29,484
Remy Cointreau	58	6,119
		52,934
Energy — 0.2%
Total	167	8,170
Financials — 1.6%
Amundi	73	5,926
AXA	945	25,217
BNP Paribas	90	4,792
CNP Assurances	452	8,150
Eurazeo	120	8,604
Euronext	92	7,988
LVMH Moet Hennessy Louis Vuitton	20	8,761
SCOR	193	8,220
Societe Generale	164	5,311
Wendel	17	2,272
		85,241
Health Care — 0.7%
BioMerieux	59	5,849
Casino Guichard Perrachon *	224	9,100
Ipsen	21	1,559
Sanofi	146	14,069

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sartorius Stedim Biotech	18	$3,234
		33,811
Industrials — 4.0%
Aeroports de Paris	18	3,411
Air France-KLM *	899	8,361
Alstom *	756	40,164
Bouygues	253	10,018
Bureau Veritas	183	5,052
Cie de Saint-Gobain	235	8,916
Credit Agricole	1,389	18,825
Dassault Aviation	2	2,434
Eiffage	96	11,144
Industrials — continued
Elis *	118	2,303
Getlink	453	8,007
Legrand	127	10,190
Rexel	424	5,082
Safran	88	14,233
Schneider Electric	148	14,846
Societe BIC	102	6,889
Teleperformance	100	25,134
Vinci	43	4,775
		199,784
Information Technology — 1.7%
Alten	79	9,770
Capgemini	85	10,583
Dassault Systemes	107	18,581
Ingenico Group	122	14,223
Natixis	1,012	4,288
Sopra Steria Group	61	9,775
STMicroelectronics	571	16,003
		83,223

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.6%
Air Liquide	78	$11,302
Arkema	87	8,004
L'Oreal	35	9,770
		29,076
Real Estate — 1.2%
Covivio ‡	144	17,107
Gecina ‡	107	20,206
ICADE ‡	97	10,836
Klepierre ‡	399	13,588
Nexity	92	4,445
		66,182
Utilities — 1.5%
Electricite de France	561	6,935
Engie	852	14,692
Utilities — continued
Rubis SCA	339	20,982
Suez	1,271	20,888
Veolia Environnement	581	17,178
		80,675
TOTAL FRANCE		844,479

GERMANY— 10.3%
Communication Services — 0.9%
Deutsche Telekom	681	11,023
Freenet	110	2,443
Scout24	357	24,588
Telefonica Deutschland Holding	2,845	8,617
United Internet	52	1,688
		48,359
Consumer Discretionary — 1.5%
adidas	25	7,918
Allianz	40	9,568

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bayerische Motoren Werke	176	$12,549
Continental	52	5,932
Daimler	256	11,860
Fielmann	114	9,077
HUGO BOSS	63	2,988
Puma	145	11,634
Zalando *	110	5,294
		76,820
Consumer Staples — 0.3%
Beiersdorf	102	11,575
METRO	437	6,100
		17,675
Financials — 0.8%
Aareal Bank	141	4,628
Commerzbank	513	2,956
Hannover Rueck	98	19,061
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	42	12,395
		39,040
Health Care — 1.5%
Bayer	65	5,262
Carl Zeiss Meditec	66	8,082
Evotec *	97	2,613
Fresenius Medical Care & KGaA	307	23,713
Gerresheimer	80	6,335
Merck KGaA	148	19,009
Siemens Healthineers	118	5,555
		70,569
Industrials — 1.6%
Brenntag	213	11,066
Deutsche Lufthansa	568	8,705
Deutsche Post	174	6,089

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fraport Frankfurt Airport Services Worldwide	63	$4,701
GEA Group	410	12,308
HOCHTIEF	47	5,448
Knorr-Bremse	68	7,424
OSRAM Licht *	246	12,336
Rheinmetall	82	8,789
Siemens	71	8,784
		85,650
Information Technology — 1.0%
Bechtle	120	17,381
Dialog Semiconductor *	136	6,009
Infineon Technologies	205	4,447
Nemetschek	88	6,002
SAP	73	9,532
Siltronic	48	5,196
Software	177	5,914
		54,481
Materials — 1.1%
Aurubis	116	6,339
BASF	118	7,986
Covestro	126	5,327
Evonik Industries	446	12,244
HeidelbergCement	157	10,662
LANXESS	147	8,849
Symrise, Cl A	89	9,167
		60,574
Real Estate — 1.3%
Aroundtown	1,058	10,008
Deutsche EuroShop	228	6,226
Deutsche Wohnen	228	9,652
LEG Immobilien	47	5,800
TAG Immobilien	421	11,104

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vonovia	305	$17,422
		60,212
Utilities — 0.3%
Uniper	478	15,685
TOTAL GERMANY		529,065

IRELAND— 1.6%
Consumer Discretionary — 0.3%
Flutter Entertainment	138	15,676
Consumer Staples — 0.7%
Glanbia	658	7,678
Kerry Group, Cl A	239	30,538
		38,216
Financials — 0.2%
AIB Group	908	2,671
Bank of Ireland Group	1,318	6,447
		9,118
Materials — 0.4%
CRH	501	18,833
TOTAL IRELAND		81,843

ITALY— 6.0%
Communication Services — 0.1%
Telecom Italia *	11,219	6,052
Consumer Discretionary — 0.2%
Fiat Chrysler Automobiles	366	4,759
Moncler	53	2,291
Pirelli & C	583	2,825
		9,875
Consumer Staples — 0.3%
Davide Campari-Milano	1,470	14,222

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.4%
Eni	577	$8,094
Saipem *	1,867	7,754
Tenaris	458	4,735
		20,583
Financials — 1.7%
BPER Banca	1,088	5,004
EXOR	142	10,487
Intesa Sanpaolo	3,095	7,702
Mediobanca Banca di Credito Finanziario	1,565	15,629
Poste Italiane	2,085	23,915
UniCredit	1,115	14,929
Unione di Banche Italiane SCpA	1,934	5,800
		83,466
Health Care — 0.2%
DiaSorin	41	5,043
Recordati	158	6,764
		11,807
Industrials — 0.6%
Leonardo	1,289	15,970
Prysmian	627	13,952
		29,922
Information Technology — 0.2%
Assicurazioni Generali	629	12,265
Utilities — 2.3%
A2A	7,633	15,247
Enel	4,244	36,944
Hera	3,731	16,961
Italgas	420	2,791
Snam	5,531	29,648
Terna Rete Elettrica Nazionale	2,905	20,269
		121,860

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ITALY		$310,052

NETHERLANDS— 5.8%
Communication Services — 0.2%
Koninklijke KPN	4,471	12,550
Consumer Discretionary — 0.2%
Takeaway.com *	83	7,828
Consumer Staples — 0.8%
Heineken	88	9,588
Koninklijke Ahold Delhaize	1,300	31,983
Unilever	121	7,067
		48,638
Energy — 0.5%
Koninklijke Vopak	189	10,133
SBM Offshore	762	13,119
		23,252
Financials — 0.6%
ABN AMRO Bank	248	4,321
ASR Nederland	180	6,710
ING Groep	338	3,680
NN Group	370	12,876
		27,587
Health Care — 0.4%
Aegon	886	3,602
Health Care — continued
Koninklijke Philips	294	13,489
		17,091
Industrials — 1.1%
Aalberts	233	10,205
Boskalis Westminster	190	4,458
IMCD	112	9,687
Randstad	70	4,031

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Signify	438	$14,620
Wolters Kluwer	150	11,290
		54,291
Information Technology — 0.8%
ASML Holding	35	9,862
BE Semiconductor Industries	297	12,641
NXP Semiconductors	167	21,185
		43,688
Materials — 1.1%
Akzo Nobel	211	19,945
ArcelorMittal	186	2,753
ASM International	173	21,099
Koninklijke DSM	110	13,446
		57,243
Real Estate — 0.1%
Unibail-Rodamco-Westfield ‡	41	5,571
TOTAL NETHERLANDS		297,739

NORWAY— 2.0%
Communication Services — 0.1%
Telenor	319	5,778
Consumer Staples — 0.8%
Mowi	815	19,469
Orkla	2,496	24,099
		43,568
Energy — 0.4%
Equinor	672	12,186
Energy — continued
Subsea 7 *	597	6,423
TGS Nopec Geophysical	81	2,066
		20,675

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
DnB	571	$10,026
Gjensidige Forsikring	237	5,168
Storebrand	786	6,046
		21,240
Materials — 0.3%
Norsk Hydro	2,556	8,044
Yara International	85	3,093
		11,137
TOTAL NORWAY		102,398

PORTUGAL— 1.0%
Consumer Staples — 0.2%
Jeronimo Martins	491	8,458
Energy — 0.3%
Galp Energia	1,026	15,509
Utilities — 0.5%
Energias de Portugal	5,120	25,670
TOTAL PORTUGAL		49,637

SPAIN— 3.8%
Communication Services — 0.1%
Telefonica	1,125	7,616
Consumer Discretionary — 0.3%
Industria de Diseno Textil	407	13,698
Consumer Staples — 0.1%
Viscofan	108	5,755
Energy — 0.2%
Repsol	693	9,573
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria	768	3,974

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco Santander	920	$3,623
Bankinter	568	3,685
Mapfre	3,273	8,386
		19,668
Industrials — 0.5%
ACS Actividades de Construccion y Servicios	89	2,962
Aena SME	49	9,077
Ferrovial	349	11,085
		23,124
Information Technology — 0.1%
Amadeus IT Group, Cl A	87	6,828
Materials — 0.1%
Acerinox *	572	5,580
Real Estate — 0.5%
Inmobiliaria Colonial Socimi ‡	468	6,270
Merlin Properties Socimi ‡	1,292	18,327
		24,597
Utilities — 1.5%
Acciona	99	11,235
Enagas	406	10,942
Endesa	775	21,273
Iberdrola	1,526	16,691
Naturgy Energy Group	663	17,487
		77,628
TOTAL SPAIN		194,067

SWEDEN— 7.0%
Communication Services — 0.4%
Tele2, Cl B	347	5,235
Telia	3,302	14,131
		19,366

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.5%
Dometic Group	1,262	$11,509
Hennes & Mauritz, Cl B	505	11,089
Husqvarna, Cl B	589	4,444
		27,042
Consumer Staples — 1.1%
AAK	355	6,668
Essity, Cl B	566	17,969
ICA Gruppen	463	20,358
Swedish Match	148	8,375
		53,370
Energy — 0.1%
Lundin Petroleum	166	5,056
Financials — 1.1%
Industrivarden, Cl C	523	12,333
Investor, Cl B	263	14,412
Kinnevik	328	7,922
L E Lundbergforetagen, Cl B	211	9,164
Skandinaviska Enskilda Banken, Cl A	1,784	17,628
		61,459
Health Care — 0.3%
Getinge, Cl B	623	10,636
Swedish Orphan Biovitrum *	252	4,501
		15,137
Industrials — 1.5%
Alfa Laval	264	6,601
Assa Abloy, Cl B	614	14,607
Atlas Copco, Cl A	162	5,748
Epiroc, Cl A	741	8,586
Nibe Industrier, Cl B	422	7,316
Securitas, Cl B	518	8,155
Skanska, Cl B	217	5,021

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SKF, Cl B	388	$7,113
Trelleborg, Cl B	554	9,098
Volvo, Cl B	471	8,078
		80,323
Information Technology — 0.5%
Hexagon, Cl B	359	19,562
Telefonaktiebolaget LM Ericsson, Cl B	875	6,878
		26,440
Materials — 0.7%
BillerudKorsnas	617	7,931
Boliden	451	10,730
Sandvik	223	4,075
Svenska Cellulosa, Cl B	1,198	11,997
		34,733
Real Estate — 0.8%
Castellum	548	13,451
Fabege	839	14,392
Fastighets Balder, Cl B *	228	10,820
		38,663
TOTAL SWEDEN		361,589

SWITZERLAND— 8.9%
Communication Services — 0.4%
Sunrise Communications Group	154	12,726
Swisscom	14	7,688
		20,414
Consumer Discretionary — 0.4%
Cie Financiere Richemont	127	9,302
Dufry	58	5,036
Swatch Group	32	8,053
		22,391

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.9%
Barry Callebaut	5	$11,074
Chocoladefabriken Lindt & Spruengli	1	8,383
Nestle	232	25,590
		45,047
Financials — 2.0%
Baloise Holding	54	9,759
Cembra Money Bank	62	7,258
Credit Suisse Group	293	3,711
Helvetia Holding	93	13,384
Pargesa Holding	137	10,988
Partners Group Holding	5	4,587
Swiss Life Holding	20	10,066
Swiss Re	269	30,402
UBS Group	370	4,604
Zurich Insurance Group	27	11,218
		105,977
Health Care — 1.5%
Alcon *	107	6,317
Novartis	121	11,438
Roche Holding	53	17,822
Sonova Holding	85	21,310
Straumann Holding	4	3,816
Tecan Group	18	5,091
Vifor Pharma	59	10,889
		76,683
Industrials — 1.7%
Adecco Group	140	8,231
DKSH Holding	72	3,721
dormakaba Holding	9	5,655
Flughafen Zurich	15	2,608
Geberit	30	15,839
Georg Fischer	6	5,901

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kuehne + Nagel International	71	$11,484
Schindler Holding	40	10,343
SGS	4	11,575
VAT Group *	55	8,329
		83,686
Information Technology — 0.1%
Logitech International	109	4,900
Materials — 1.0%
Clariant	589	13,271
EMS-Chemie Holding	14	9,174
Givaudan	4	13,189
LafargeHolcim	186	9,469
Sika	37	6,656
		51,759
Real Estate — 0.9%
PSP Swiss Property	136	20,560
Swiss Prime Site	192	23,451
		44,011
TOTAL SWITZERLAND		454,868

UNITED KINGDOM— 24.8%
Communication Services — 1.7%
Auto Trader Group	1,783	13,209
Informa	2,235	22,827
Pearson	810	6,069
Rightmove	1,865	16,172
Vodafone Group	12,505	24,611
		82,888
Consumer Discretionary — 5.1%
B&M European Value Retail	637	3,054
Barratt Developments	2,117	22,402
Bellway	318	16,705

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Berkeley Group Holdings	315	$21,758
Burberry Group	316	8,135
Carnival	357	14,673
Compass Group	1,848	45,724
Dixons Carphone	3,574	6,388
GVC Holdings	1,184	13,691
Inchcape	1,009	8,739
JD Sports Fashion	275	2,979
Just Eat *	650	7,378
Kingfisher	5,129	13,793
Marks & Spencer Group	3,747	8,693
MoneySuperMarket.com	1,363	5,848
Persimmon	501	20,163
Playtech	1,095	4,981
SSP Group	881	7,479
Taylor Wimpey	5,185	14,702
WH Smith	312	9,838
Whitbread	103	6,069
William Hill	2,602	5,930
		269,122
Consumer Staples — 1.4%
Britvic	671	8,186
Coca-Cola HBC *	221	8,116
Diageo	341	13,531
J Sainsbury	1,449	3,866
Tate & Lyle	2,060	21,528
Tesco	1,420	4,622
WM Morrison Supermarkets	4,850	11,632
		71,481
Energy — 0.6%
BP	1,547	9,313
Great Portland Estates ‡	1,011	12,410

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Royal Dutch Shell, Cl A	316	$8,308
		30,031
Financials — 2.7%
3i Group	894	13,015
Aviva	837	4,396
Barclays	2,198	4,868
Close Brothers Group	135	2,520
Direct Line Insurance Group	1,647	7,334
HSBC Holdings	2,588	18,824
IG Group Holdings	656	5,740
Jupiter Fund Management	779	3,960
Lloyds Banking Group	5,184	3,881
Man Group	1,035	2,100
Phoenix Group Holdings	1,693	16,916
Quilter	3,256	7,303
Royal Bank of Scotland Group	1,469	4,227
RSA Insurance Group	1,189	8,627
Schroders	134	5,675
Standard Chartered	1,223	10,173
Standard Life Aberdeen	3,175	12,619
TP ICAP	1,974	10,328
		142,506
Health Care — 1.1%
ConvaTec Group	1,181	3,238
GlaxoSmithKline	497	11,688
Hikma Pharmaceuticals	306	7,390
Mediclinic International	581	2,828
Smith & Nephew	946	22,777
UDG Healthcare	586	5,798
		53,719
Industrials — 5.7%
Aggreko	835	8,486

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ashtead Group	113	$3,657
BAE Systems	2,916	24,270
Balfour Beatty	757	2,652
Bunzl	373	9,662
DCC	46	3,718
easyJet	341	6,262
Experian	460	15,990
Ferguson	201	18,022
Firstgroup *	5,894	9,619
Hays	1,080	2,210
Howden Joinery Group	1,286	11,670
IMI	205	2,983
Intertek Group	125	9,491
Kingspan Group	139	8,572
Meggitt	2,102	18,720
National Express Group	2,123	12,509
RELX	1,205	31,975
Rentokil Initial	3,479	21,417
Rotork	1,338	5,367
Royal Mail	2,310	6,035
Signature Aviation	3,478	13,351
Smiths Group	483	10,757
Spirax-Sarco Engineering	122	14,346
Travis Perkins	791	16,177
		287,918
Information Technology — 1.0%
Avast	1,083	6,067
AVEVA Group	117	7,585
Electrocomponents	998	8,720
Halma	327	9,082
Micro Focus International	266	3,595
Sage Group	849	8,264

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Spectris	242	$8,441
		51,754
Materials — 1.7%
Anglo American	682	17,851
Antofagasta	828	8,974
BHP Group	597	13,062
Croda International	73	4,796
Glencore *	1,024	3,003
Mondi	438	8,926
Rio Tinto	288	15,505
Smurfit Kappa Group	366	12,687
Victrex	108	3,155
		87,959
Real Estate — 1.7%
British Land ‡	1,249	9,131
Capital & Counties Properties ‡	693	2,225
Derwent London ‡	365	19,774
Hammerson ‡	1,976	6,080
Land Securities Group ‡	1,162	14,368
Segro ‡	987	11,847
Shaftesbury ‡	691	8,189
Tritax Big Box REIT ‡	3,404	6,269
Unite Group ‡	788	13,213
		91,096
Utilities — 2.1%
Centrica	7,004	7,833
National Grid	1,723	22,844
Pennon Group	2,048	29,926
SSE	1,885	37,483
United Utilities Group	640	8,550
		106,636
TOTAL UNITED KINGDOM		1,275,110

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 0.4%
Consumer Staples — 0.4%
Coca-Cola European Partners	352	$18,519
TOTAL COMMON STOCK
(Cost $4,999,657)		5,080,176

PREFERRED STOCK — 0.6%
GERMANY— 0.6%
Consumer Discretionary — 0.2%
Porsche Automobil Holding(A)	57	3,862
Volkswagen(A)	22	3,959
		7,821
Consumer Staples — 0.3%
Henkel & KGaA(A)	160	16,302
Materials — 0.1%
FUCHS PETROLUB(A)	154	6,827
TOTAL GERMANY		30,950
TOTAL PREFERRED STOCK
(Cost $33,146)		30,950
TOTAL INVESTMENTS — 99.6%
(Cost $5,032,803)		$5,111,126

Percentages are based on Net Assets of $5,129,747.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated rate.

Cl — Class
REIT — Real Estate Investment Trust

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
JAPAN— 99.7%
Communication Services — 5.6%
Dentsu Group	330	$11,143
Hakuhodo DY Holdings	684	9,946
KDDI	868	26,196
Konami Holdings	90	3,521
Nippon Telegraph & Telephone	1,704	43,809
NTT DOCOMO	935	26,803
Softbank	400	5,521
Square Enix Holdings	281	13,948
Toho	380	14,182
		155,069
Consumer Discretionary — 13.8%
Asics	680	10,126
Bandai Namco Holdings	370	21,773
Bridgestone	404	14,540
Casio Computer	1,063	20,095
Denso	250	10,477
Haseko	550	7,307
Honda Motor	312	8,149
Isetan Mitsukoshi Holdings	1,470	11,678
Isuzu Motors	611	6,162
J Front Retailing	962	11,804
Marui Group	140	3,285
Mazda Motor	1,716	14,788
Mitsubishi Motors	2,653	10,109
Nikon	1,190	14,701
Nissan Motor	2,914	16,118
Nitori Holdings	40	6,268
Oriental Land	55	7,236
Pan Pacific International Holdings	464	7,565
Panasonic	1,300	13,218
Rinnai	89	6,471

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sega Sammy Holdings	1,260	$17,426
Sekisui Chemical	716	12,175
Sekisui House	681	14,835
Stanley Electric	390	10,277
Subaru	200	5,093
Sumitomo Electric Industries	641	8,753
Sumitomo Rubber Industries	1,119	12,544
Toyota Industries	167	9,245
Toyota Motor	192	13,555
USS	350	6,458
Yamada Denki *	4,898	24,901
Yamaha	235	12,272
Yamaha Motor	487	9,265
		378,669
Consumer Staples — 11.4%
Aeon	578	12,018
Ajinomoto	951	15,838
Asahi Group Holdings	100	4,693
Coca-Cola Bottlers Japan Holdings	517	13,800
Ezaki Glico	266	11,498
FamilyMart	320	7,109
Kao	241	19,528
Kewpie	514	10,836
Kirin Holdings	362	8,058
Kobayashi Pharmaceutical	109	8,940
Lawson	225	13,161
Lion	727	14,032
MEIJI Holdings	110	7,835
NH Foods	621	27,644
Nichirei	280	6,856
Nisshin Seifun Group	360	6,238
Nissin Foods Holdings	182	13,870

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Pigeon	230	$8,308
Seven & i Holdings	290	11,283
Shiseido	187	12,227
Suntory Beverage & Food	397	17,013
Toyo Suisan Kaisha	577	24,489
Tsuruha Holdings	118	14,622
Unicharm	270	9,397
Yakult Honsha	72	3,687
Yamazaki Baking	580	11,174
		314,154
Energy — 0.5%
Idemitsu Kosan	278	7,092
Inpex	564	5,362
		12,454
Financials — 7.1%
Aozora Bank	334	9,128
Bank of Kyoto	64	2,628
Chiba Bank	1,093	6,081
Concordia Financial Group	1,000	3,866
Daiwa Securities Group	1,804	9,306
Fukuoka Financial Group	222	3,943
Japan Post Bank	1,450	13,591
Japan Post Holdings	2,290	21,050
Mitsubishi UFJ Financial Group	900	4,721
Mitsubishi UFJ Lease & Finance	2,352	15,060
Mizuho Financial Group	7,422	11,128
MS&AD Insurance Group Holdings	260	8,773
Nomura Holdings	1,300	6,792
ORIX	301	5,160
Resona Holdings	1,100	4,627
Shinsei Bank *	656	10,229
Shizuoka Bank	1,030	7,384

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sompo Holdings	370	$14,109
Sumitomo Mitsui Financial Group	451	16,161
Sumitomo Mitsui Trust Holdings	212	7,986
Tokio Marine Holdings	270	14,909
		196,632
Health Care — 6.3%
Alfresa Holdings	375	7,705
Astellas Pharma	510	9,178
Chugai Pharmaceutical	68	7,068
Daiichi Sankyo	113	7,758
Hisamitsu Pharmaceutical	89	4,615
Hoya	160	15,648
Kyowa Kirin	239	5,702
M3 *	200	5,942
Medipal Holdings	642	13,837
Olympus	700	11,525
Otsuka Holdings	509	23,072
Shionogi	70	4,240
Sumitomo Dainippon Pharma	318	5,583
Suzuken	173	6,760
Sysmex	100	7,286
Taisho Pharmaceutical Holdings	166	11,977
Takeda Pharmaceutical	213	8,307
Terumo	524	19,261
		175,464
Industrials — 21.0%
AGC	225	7,795
Amada Holdings	1,377	14,776
ANA Holdings	512	16,175
Central Japan Railway	62	12,347
Dai Nippon Printing	520	14,609
Daikin Industries	54	7,790

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
East Japan Railway	156	$13,961
Fuji Electric	419	12,718
Hankyu Hanshin Holdings	340	14,022
Hino Motors	1,343	12,837
ITOCHU	1,265	29,973
Japan Airport Terminal	146	6,883
JTEKT	245	2,676
Kajima	780	10,118
Kawasaki Heavy Industries	185	3,750
Keihan Holdings	160	7,329
Keio	90	5,215
Keisei Electric Railway	291	10,659
Kintetsu Group Holdings	221	11,765
Kurita Water Industries	650	19,401
Kyushu Railway	589	19,483
LIXIL Group	1,160	19,650
Marubeni	1,192	8,745
MISUMI Group	163	4,167
Mitsubishi	462	12,033
Mitsubishi Electric	639	9,109
Mitsubishi Heavy Industries	627	23,279
Mitsui	953	17,238
Mitsui OSK Lines	443	10,991
Nagoya Railroad	674	19,994
Nankai Electric Railway	231	6,042
Nippon Express	135	7,187
Nippon Yusen	697	11,408
NSK	899	7,722
Obayashi	1,294	14,482
Odakyu Electric Railway	219	4,922
Recruit Holdings	97	3,852
Secom	128	11,471

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shimizu	1,643	$17,175
Sohgo Security Services	61	3,214
Sojitz	3,563	11,407
Sumitomo	785	11,864
Sumitomo Heavy Industries	296	8,007
THK	293	7,613
Tobu Railway	408	14,568
Tokyu	410	7,308
Toppan Printing	866	17,546
Toshiba	330	10,657
Toyota Tsusho	240	8,492
West Japan Railway	168	14,375
Yaskawa Electric	100	3,575
		582,375
Information Technology — 13.4%
Advantest	350	18,956
Alps Alpine	363	6,705
Brother Industries	739	14,748
Canon	453	12,064
Disco	70	16,689
FUJIFILM Holdings	401	20,290
Fujitsu	352	37,722
Hamamatsu Photonics	462	20,035
Hirose Electric	66	8,373
Hitachi	205	8,001
Konica Minolta	2,254	14,141
Kyocera	195	13,087
NEC	852	38,675
Nomura Research Institute	405	9,043
NTT Data	600	8,608
Obic	30	4,155
Omron	60	3,548

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Otsuka	308	$12,219
Renesas Electronics *	3,144	20,624
Ricoh	2,036	23,650
Rohm	151	11,215
Seiko Epson	1,002	14,977
Shimadzu	266	7,657
SUMCO	200	3,211
Tokyo Electron	20	4,521
Trend Micro *	217	11,532
Yokogawa Electric	470	8,395
		372,841
Materials — 7.4%
Air Water	332	4,659
Asahi Kasei	1,306	13,712
Daicel	1,053	10,191
DIC	270	7,279
JFE Holdings	559	6,782
JSR	742	13,596
Kaneka	240	7,562
Kobe Steel	838	3,920
Kuraray	924	11,381
Mitsubishi Chemical Holdings	622	4,591
Mitsubishi Gas Chemical	718	11,195
Mitsubishi Materials	529	13,583
Mitsui Chemicals	465	10,533
Nippon Steel	312	4,420
Nissan Chemical	60	2,538
Oji Holdings	2,369	12,371
Sumitomo Chemical	876	3,815
Sumitomo Metal Mining	130	3,795
Taiheiyo Cement	227	6,250
Teijin	790	14,396

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Toray Industries	1,970	$13,181
Tosoh	1,158	16,807
Toyo Seikan Group Holdings	519	8,983
		205,540
Real Estate — 8.2%
Advance Residence Investment ‡	4	12,603
Daiwa House Industry	100	3,193
Daiwa House REIT Investment, Cl A ‡	6	16,026
GLP J-Reit ‡	5	6,703
Japan Hotel REIT Investment, Cl A ‡	13	8,768
Japan Prime Realty Investment ‡	5	23,112
Japan Real Estate Investment ‡	2	14,596
Japan Retail Fund Investment ‡	13	27,791
Nippon Building Fund ‡	3	24,302
Nippon Prologis REIT ‡	5	14,393
Nomura Real Estate Master Fund ‡	5	8,802
Orix JREIT ‡	11	23,272
Tokyo Tatemono	900	14,781
Tokyu Fudosan Holdings	1,100	7,876
United Urban Investment ‡	12	21,512
		227,730
Utilities — 5.0%
Chubu Electric Power	655	8,992
Chugoku Electric Power	2,162	28,665
Electric Power Development	491	11,230
Kansai Electric Power	1,090	12,350
Kyushu Electric Power	2,352	19,530
Osaka Gas	455	7,796
Toho Gas	501	19,622
Tohoku Electric Power	1,295	12,283
Tokyo Electric Power Holdings *	1,297	5,205

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Tokyo Gas	609	$13,530
		139,203
TOTAL JAPAN		2,760,131
TOTAL COMMON STOCK
(Cost $2,798,174)		2,760,131
TOTAL INVESTMENTS — 99.7%
(Cost $2,798,174)		$2,760,131

Percentages are based on Net Assets of $2,767,071.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 44.0%
Communication Services — 1.2%
Telstra	11,285	$29,010
Consumer Discretionary — 3.1%
Crown Resorts	3,686	28,871
Star Entertainment Grp	6,826	19,101
TABCORP Holdings	2,497	7,840
Wesfarmers	639	19,340
		75,152
Consumer Staples — 2.6%
Coca-Cola Amatil	3,383	27,132
Coles Group	531	5,883
Treasury Wine Estates	1,053	9,185
Woolworths Group	754	21,120
		63,320
Energy — 3.8%
Caltex Australia	1,056	24,305
Origin Energy	2,487	13,652
Santos	4,874	28,354
Woodside Petroleum	546	12,695
Worley	1,091	11,131
		90,137
Financials — 3.3%
Bank of Queensland	935	4,788
Bendigo and Adelaide Bank	809	5,638
CIMIC Group	355	6,961
Macquarie Group	83	8,044
Medibank Pvt	6,013	12,479
National Australia Bank	1,108	19,182
QBE Insurance Group	1,660	15,280
Suncorp Group	875	7,533
		79,905

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ansell	1,553	$33,310
Cochlear	72	11,620
CSL	46	9,610
Ramsay Health Care	240	12,725
Sonic Healthcare	877	18,594
		85,859
Industrials — 5.7%
ALS	2,627	16,971
Aurizon Holdings	11,807	42,762
Brambles	2,499	21,129
Downer EDI	1,075	5,333
Qube Holdings	8,752	20,155
SEEK	883	13,413
Sydney Airport	1,234	6,931
Transurban Group	797	8,377
		135,071
Information Technology — 2.0%
Computershare	1,270	15,295
Link Administration Holdings	1,531	6,980
Xero *	442	25,323
		47,598
Materials — 8.7%
BHP Group	580	15,298
BlueScope Steel	1,781	16,990
Boral	3,127	10,425
Fortescue Metals Group	4,133	31,515
Iluka Resources	918	5,973
Incitec Pivot	12,858	28,234
Newcrest Mining	1,555	30,741
Orica	2,032	31,056
Orora	7,657	16,506
Rio Tinto	159	10,513

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
South32	4,995	$8,828
		206,079
Real Estate — 6.2%
Dexus ‡	1,739	14,808
Goodman Group ‡	1,631	16,258
GPT Group ‡	6,027	24,208
Lendlease Group	1,414	17,152
Mirvac Group ‡	9,704	22,088
Scentre Group ‡	7,557	19,528
Stockland ‡	2,392	7,879
Vicinity Centres ‡	14,282	24,284
		146,205
Utilities — 3.8%
AGL Energy	1,224	16,347
APA Group	2,068	15,686
AusNet Services	22,039	26,115
Spark Infrastructure Group	21,494	31,656
		89,804
TOTAL AUSTRALIA		1,048,140
HONG KONG— 21.3%
Communication Services — 1.3%
PCCW	53,445	31,592
Consumer Discretionary — 1.4%
Samsonite International	4,800	9,174
Yue Yuen Industrial Holdings	8,371	23,340
		32,514
Consumer Staples — 0.7%
WH Group	18,300	17,581
Health Care — 0.3%
CSPC Pharmaceutical Group	3,400	7,575

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.6%
CK Hutchison Holdings	1,928	$17,207
MTR	2,400	13,569
NWS Holdings	14,497	18,782
Techtronic Industries	1,500	12,160
		61,718
Information Technology — 1.0%
ASM Pacific Technology	1,800	24,595
Hanergy Thin Film Power Group * (A)(B)(C)	29,000	—
		24,595
Real Estate — 10.1%
CK Asset Holdings	1,143	7,389
Hang Lung Group	9,497	23,655
Hang Lung Properties	9,783	20,612
Henderson Land Development	1,524	6,909
Hysan Development	6,485	24,471
Link REIT ‡	5,035	51,226
New World Development	4,273	5,398
Sino Land	8,498	11,666
Sun Hung Kai Properties	388	5,462
Swire Pacific, Cl A	2,246	19,915
Swire Properties	7,104	22,232
Wharf Holdings	8,230	20,477
Wharf Real Estate Investment	770	4,016
Wheelock	2,791	17,127
		240,555
Utilities — 3.9%
CLP Holdings	3,457	36,129
Hong Kong & China Gas	7,124	13,725
Power Assets Holdings	5,816	42,170
		92,024
TOTAL HONG KONG		508,154

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 7.9%
Communication Services — 2.0%
Spark New Zealand	15,663	$47,235
Health Care — 0.9%
Fisher & Paykel Healthcare	1,361	20,522
Materials — 1.1%
Fletcher Building	6,989	25,102
Utilities — 3.9%
Contact Energy	8,819	42,462
Meridian Energy	15,462	53,483
		95,945
TOTAL NEW ZEALAND		188,804

SINGAPORE— 26.5%
Communication Services — 1.4%
Singapore Press Holdings	13,073	19,348
Singapore Telecommunications	6,300	15,232
		34,580
Consumer Discretionary — 0.7%
Genting Singapore	25,035	15,774
Consumer Staples — 3.9%
Dairy Farm International Holdings	2,827	14,559
Thai Beverage	34,205	19,923
Wilmar International	20,933	59,966
		94,448
Financials — 3.1%
City Developments	2,600	20,192
Oversea-Chinese Banking	763	6,054
Singapore Exchange	6,810	43,408
United Overseas Bank	310	5,828
		75,482

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 7.0%
ComfortDelGro	17,390	$27,648
Jardine Matheson Holdings	475	26,556
Jardine Strategic Holdings	629	19,392
Keppel	3,082	15,084
SATS	5,618	18,769
Singapore Airlines	3,912	24,506
Singapore Technologies Engineering	11,015	33,168
		165,123
Information Technology — 1.1%
Venture	2,167	25,927
Real Estate — 9.3%
Ascendas Real Estate Investment Trust ‡	12,278	28,336
CapitaLand	10,358	27,472
CapitaLand Commercial Trust ‡	29,375	44,335
CapitaLand Mall Trust ‡	15,533	28,678
Hongkong Land Holdings	3,200	17,056
Mapletree Commercial Trust ‡	18,603	32,029
Suntec Real Estate Investment Trust ‡	22,541	30,387
UOL Group	2,164	12,652
		220,945
TOTAL SINGAPORE		632,279
TOTAL COMMON STOCK
(Cost $2,365,285)		2,377,377
TOTAL INVESTMENTS — 99.7%
(Cost $2,365,285)		$2,377,377

Percentages are based on Net Assets of $2,383,868.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020, was $0 and represents 0.0% of net assets.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Scientific Beta Asia ex-Japan ETF

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,377,377	$—	$—	$2,377,377
Total Investments in Securities	$2,377,377	$—	$—	$2,377,377

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.6%
Materials — 0.5%
Linde	6,217	$1,262,859
Real Estate — 0.1%
Healthpeak Properties ‡	5,465	196,685
TOTAL UNITED KINGDOM		1,459,544
UNITED STATES— 99.2%
Communication Services — 10.6%
Activision Blizzard	8,819	515,735
Alphabet, Cl A *	3,449	4,941,658
Alphabet, Cl C *	3,405	4,883,553
AT&T	84,301	3,171,403
CenturyLink	11,189	152,842
Charter Communications, Cl A *	1,810	936,602
Comcast, Cl A	52,443	2,265,012
Discovery, Cl A *	1,787	52,288
Discovery, Cl C *	3,940	109,414
DISH Network, Cl A *	2,834	104,178
Electronic Arts *	3,364	363,043
Facebook, Cl A *	27,426	5,537,584
Fox, Cl A	3,977	147,467
Fox, Cl B	1,822	66,193
Interpublic Group	4,538	103,013
Netflix *	4,932	1,701,984
News, Cl A	4,435	60,405
News, Cl B	1,367	19,097
Omnicom Group	2,657	200,099
Take-Two Interactive Software *	1,295	161,409
T-Mobile US *	3,446	272,889
Twitter *	8,487	275,658
Verizon Communications	47,754	2,838,498
ViacomCBS, Cl B	6,431	219,490
Walt Disney	20,789	2,875,326
		31,974,840

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 9.9%
Advance Auto Parts	807	$106,322
Amazon.com *	4,773	9,587,621
Aptiv	3,086	261,662
AutoZone *	299	316,330
Best Buy	2,637	223,328
Booking Holdings *	484	885,986
BorgWarner	2,356	80,787
Capri Holdings *	1,837	55,037
CarMax *	2,085	202,328
Carnival	4,721	205,505
Chipotle Mexican Grill, Cl A *	278	240,959
Darden Restaurants	1,431	166,611
Dollar General	3,009	461,611
Dollar Tree *	2,775	241,619
DR Horton	3,943	233,425
eBay	9,705	325,700
Expedia Group	1,491	161,699
Ford Motor	45,572	401,945
Gap	2,536	44,152
Garmin	1,368	132,628
General Motors	14,876	496,710
Genuine Parts	1,717	160,659
H&R Block	2,436	56,515
Hanesbrands	4,311	59,319
Harley-Davidson	1,976	65,998
Hasbro	1,355	138,034
Hilton Worldwide Holdings	3,365	362,747
Home Depot	12,486	2,848,056
Kohl's	1,980	84,645
L Brands	2,759	63,898
Las Vegas Sands	3,282	214,347
Leggett & Platt	1,546	73,574

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	3,267	$216,798
LKQ *	3,611	118,026
Lowe's	9,098	1,057,552
Macy's	3,593	57,308
Marriott International, Cl A	3,193	447,212
McDonald's	8,727	1,867,317
Mohawk Industries *	773	101,789
NIKE, Cl B	14,339	1,380,846
Nordstrom	1,329	48,987
Norwegian Cruise Line Holdings *	2,478	133,440
NVR *	28	106,875
O'Reilly Automotive *	891	361,835
PulteGroup	3,263	145,693
PVH	966	84,206
Ralph Lauren, Cl A	644	73,094
Ross Stores	4,199	471,086
Royal Caribbean Cruises	2,016	236,033
Starbucks	13,647	1,157,675
Tapestry	3,299	85,015
Target	6,033	668,095
Tiffany	1,271	170,339
TJX	14,063	830,280
Tractor Supply	1,449	134,685
Ulta Beauty *	646	173,070
Under Armour, Cl A *	2,178	43,952
Under Armour, Cl C *	2,181	39,171
VF	3,798	315,120
Whirlpool	712	104,073
Wynn Resorts	1,185	149,500
Yum! Brands	3,608	381,618
		30,120,447

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 7.3%
Altria Group	41,828	$1,988,085
Brown-Forman, Cl B	3,992	270,019
Campbell Soup	2,867	138,734
Clorox	2,687	422,692
Coca-Cola	84,797	4,952,144
Conagra Brands	11,663	383,946
Constellation Brands, Cl A	3,618	681,269
Costco Wholesale	9,817	2,999,290
Coty, Cl A	6,375	65,408
Estee Lauder, Cl A	4,802	937,158
General Mills	13,042	681,053
Hormel Foods	6,552	309,648
JM Smucker	2,729	282,752
Kellogg	6,034	411,579
Kimberly-Clark	7,474	1,070,576
Kraft Heinz	12,489	364,679
Kroger	17,096	459,199
Lamb Weston Holdings	3,512	320,681
McCormick	2,489	406,628
Molson Coors Beverage, Cl B	4,508	250,555
Mondelez International, Cl A	31,474	1,805,977
Monster Beverage *	8,299	552,713
Sysco	11,451	940,585
Tyson Foods, Cl A	6,341	523,957
Walgreens Boots Alliance	16,452	836,584
		22,055,911
Energy — 3.9%
Apache	4,413	121,093
Baker Hughes, Cl A	8,311	180,016
Cabot Oil & Gas	5,219	73,536
Chevron	21,438	2,296,867
Cimarex Energy	1,115	48,937

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Concho Resources	2,283	$173,006
ConocoPhillips	12,789	760,050
Devon Energy	4,850	105,342
Diamondback Energy	1,724	128,266
EOG Resources	6,541	476,904
Exxon Mobil	47,992	2,981,263
Halliburton	10,120	220,717
Helmerich & Payne	1,286	52,147
Hess	3,017	170,672
HollyFrontier	1,888	84,809
Kinder Morgan	22,250	464,358
Marathon Oil	9,735	110,687
Marathon Petroleum	7,575	412,838
National Oilwell Varco	4,424	91,179
Noble Energy	5,807	114,804
Occidental Petroleum	10,175	404,151
ONEOK	4,621	345,974
Phillips 66	5,304	484,626
Pioneer Natural Resources	1,978	267,030
Schlumberger	15,627	523,661
TechnipFMC	5,173	85,406
Valero Energy	4,701	396,341
Williams	13,997	289,598
		11,864,278
Financials — 12.8%
Aflac	8,436	435,045
Allstate	3,729	442,036
American Express	7,800	1,012,986
American International Group	9,784	491,744
Ameriprise Financial	1,622	268,295
Aon	2,702	595,116
Arthur J Gallagher	2,068	212,115

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Assurant	660	$86,170
Bank of America	92,462	3,035,527
Bank of New York Mellon	9,886	442,695
Berkshire Hathaway, Cl B *	22,576	5,066,731
BlackRock, Cl A	1,372	723,524
Capital One Financial	5,339	532,832
Cboe Global Markets	1,301	160,309
Charles Schwab	13,361	608,594
Chubb	5,174	786,395
Cincinnati Financial	1,740	182,613
Citigroup	24,719	1,839,341
Citizens Financial Group	5,393	201,051
CME Group, Cl A	4,029	874,735
Comerica	1,764	107,886
Discover Financial Services	3,675	276,103
E*TRADE Financial	2,729	116,310
Everest Re Group	472	130,541
Fifth Third Bancorp	7,813	222,280
First Republic Bank	1,840	204,019
Franklin Resources	3,506	88,702
Globe Life	1,234	128,657
Goldman Sachs Group	3,501	832,362
Hartford Financial Services Group	4,020	238,306
Huntington Bancshares	12,435	168,743
Intercontinental Exchange	6,398	638,137
Invesco	4,722	81,691
JPMorgan Chase	35,977	4,761,917
KeyCorp	11,604	217,111
Lincoln National	2,413	131,460
Loews	3,155	162,325
M&T Bank	1,549	261,037
MarketAxess Holdings	396	140,255

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	5,690	$636,482
MetLife	8,799	437,398
Moody's	1,932	496,118
Morgan Stanley	14,615	763,780
MSCI, Cl A	951	271,796
Nasdaq	1,311	152,679
Northern Trust	2,492	243,743
People's United Financial	4,071	62,775
PNC Financial Services Group	5,106	758,496
Principal Financial Group	3,064	162,239
Progressive	6,750	544,658
Prudential Financial	4,600	418,876
Raymond James Financial	1,453	132,848
Regions Financial	11,352	176,751
S&P Global	2,795	820,975
State Street	4,252	321,579
SVB Financial Group *	618	148,524
Synchrony Financial	7,288	236,204
T Rowe Price Group	2,643	352,920
Travelers	3,046	400,915
Truist Financial	15,326	790,362
Unum Group	2,578	68,807
US Bancorp	16,949	902,026
Wells Fargo	43,747	2,053,484
Willis Towers Watson	1,498	316,512
Zions Bancorp	2,256	102,625
		38,679,268
Health Care — 13.2%
AbbVie	37,287	3,020,992
ABIOMED *	1,083	201,752
Alexion Pharmaceuticals *	5,450	541,676
Align Technology *	1,769	454,810

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A	3,819	$326,754
Anthem	6,450	1,711,056
Baxter International	12,523	1,117,302
Biogen Idec *	4,514	1,213,589
Boston Scientific *	35,224	1,474,829
Cardinal Health	7,237	370,607
Cerner	7,884	566,308
Cigna	9,333	1,795,483
CVS Health	32,720	2,219,069
DaVita *	1,716	137,057
DENTSPLY SIRONA	5,387	301,672
Edwards Lifesciences *	5,145	1,131,180
Eli Lilly	21,254	2,967,908
Gilead Sciences	31,659	2,000,849
Henry Schein *	3,669	252,941
Hologic *	6,462	345,846
Humana *	3,312	1,113,627
IDEXX Laboratories *	2,119	574,270
Incyte *	4,243	310,036
Intuitive Surgical *	2,911	1,629,520
IQVIA Holdings *	4,429	687,601
Laboratory Corp of America Holdings *	2,484	435,694
McKesson	4,662	664,848
Medtronic	33,856	3,908,336
Mettler-Toledo International *	603	456,580
Quest Diagnostics	3,234	357,907
Regeneron Pharmaceuticals *	1,932	652,900
ResMed	3,400	540,498
Stryker	8,018	1,689,393
Teleflex	1,111	412,748
Varian Medical Systems *	2,194	308,411
Vertex Pharmaceuticals *	6,506	1,477,187

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Waters *	1,730	$387,157
Zimmer Biomet Holdings	4,982	736,838
Zoetis, Cl A	11,832	1,587,973
		40,083,204
Industrials — 8.9%
3M	10,329	1,638,799
Alaska Air Group	2,181	140,871
Allegion	1,691	218,680
American Airlines Group	6,713	180,177
AMETEK	4,040	392,486
AO Smith	2,467	105,316
Arconic	7,379	221,001
Caterpillar	9,612	1,262,536
CH Robinson Worldwide	2,234	161,339
Cintas	1,502	419,013
Copart *	3,511	356,226
CSX	14,029	1,070,974
Cummins	2,511	401,685
Deere	5,703	904,382
Delta Air Lines	10,363	577,634
Dover	2,374	270,280
Eaton	7,306	690,198
Emerson Electric	11,010	788,646
Equifax	2,118	317,488
Expeditors International of Washington	2,822	206,119
Fastenal	10,913	380,645
FedEx	4,300	621,952
Flowserve	2,307	107,691
Fortive	5,354	401,175
Fortune Brands Home & Security	2,610	179,333
IDEX	1,291	211,530
IHS Markit	7,024	553,913

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Illinois Tool Works	5,395	$944,017
Ingersoll-Rand	4,399	586,079
JB Hunt Transport Services	1,536	165,780
Johnson Controls International	13,848	546,304
Kansas City Southern	1,741	293,689
Masco	5,211	247,627
Nielsen Holdings	6,027	122,951
Norfolk Southern	4,786	996,493
PACCAR	6,008	445,854
Parker-Hannifin	2,286	447,347
Pentair	2,881	123,681
Quanta Services	2,654	103,904
Republic Services, Cl A	3,590	341,230
Robert Half International	2,232	129,835
Rockwell Automation	2,009	385,045
Rollins	2,459	93,319
Roper Technologies	1,852	706,834
Snap-On	984	157,076
Southwest Airlines	8,550	470,079
Stanley Black & Decker	2,765	440,547
TransDigm Group	933	600,180
Union Pacific	12,204	2,189,642
United Airlines Holdings *	3,868	289,326
United Parcel Service, Cl B	12,482	1,292,137
United Rentals *	1,414	191,866
Verisk Analytics, Cl A	2,777	451,179
Waste Management	6,983	849,831
Westinghouse Air Brake Technologies	3,106	229,409
WW Grainger	753	227,911
Xylem	3,169	258,781
		27,108,042

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 24.2%
Accenture, Cl A	7,239	$1,485,515
Adobe *	5,540	1,945,316
Advanced Micro Devices *	12,029	565,363
Akamai Technologies *	1,945	181,566
Alliance Data Systems	522	53,656
Amphenol, Cl A	3,365	334,717
Analog Devices	4,268	468,413
ANSYS *	965	264,728
Apple	48,136	14,898,573
Applied Materials	10,733	622,407
Arista Networks *	624	139,364
Autodesk *	2,555	502,952
Automatic Data Processing	4,939	846,495
Broadcom	4,501	1,373,525
Broadridge Financial Solutions	1,389	165,499
Cadence Design Systems *	3,228	232,771
CDW	1,367	178,325
Cisco Systems	48,383	2,224,166
Citrix Systems	1,463	177,345
Cognizant Technology Solutions, Cl A	6,499	398,909
DXC Technology	3,013	96,054
F5 Networks *	718	87,682
Fidelity National Information Services	7,220	1,037,225
Fiserv *	6,345	752,580
FleetCor Technologies *	960	302,621
FLIR Systems	1,610	82,979
Fortinet *	1,729	199,457
Gartner *	1,080	173,642
Global Payments	3,423	669,025
Hewlett Packard Enterprise	15,473	215,539
HP	17,297	368,772
Intel	50,072	3,201,103

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
International Business Machines	10,117	$1,454,116
Intuit	2,939	824,037
IPG Photonics *	453	57,835
Jack Henry & Associates	931	139,222
Juniper Networks	4,207	96,509
Keysight Technologies *	2,224	206,810
KLA	1,855	307,448
Lam Research	1,717	512,027
Mastercard, Cl A	10,262	3,242,177
Maxim Integrated Products	3,060	183,967
Microchip Technology	2,759	268,947
Micron Technology *	12,688	673,606
Microsoft	87,920	14,966,621
Motorola Solutions	1,915	338,955
NetApp	2,767	147,758
NortonLifeLock	7,245	205,903
NVIDIA	6,929	1,638,223
Oracle	24,959	1,309,100
Paychex	3,751	321,723
PayPal Holdings *	13,336	1,518,838
Qorvo *	1,449	153,391
QUALCOMM	12,784	1,090,603
salesforce.com *	10,041	1,830,575
Seagate Technology	2,857	162,820
Skyworks Solutions	2,093	236,823
Synopsys *	1,754	258,733
TE Connectivity	3,825	352,588
Texas Instruments	10,660	1,286,129
VeriSign *	1,189	247,478
Visa, Cl A	19,711	3,921,899
Western Digital	3,439	225,255
Western Union	5,403	145,341

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xerox Holdings	2,440	$86,791
Xilinx	2,972	251,075
		72,909,607
Materials — 2.0%
Air Products & Chemicals	2,469	589,375
Albemarle	1,286	103,240
Amcor	17,254	182,720
Avery Dennison	969	127,172
Ball	3,846	277,603
Celanese, Cl A	1,416	146,556
CF Industries Holdings	2,676	107,789
Corteva	8,488	245,473
Dow	8,484	390,858
DuPont de Nemours	8,487	434,365
Eastman Chemical	1,619	115,386
Ecolab	2,855	559,894
FMC	1,558	148,929
Freeport-McMoRan Copper & Gold	17,335	192,419
International Flavors & Fragrances	1,179	154,579
International Paper	4,591	186,946
LyondellBasell Industries, Cl A	2,800	218,008
Martin Marietta Materials	758	199,960
Mosaic	4,098	81,304
Newmont	9,423	424,600
Nucor	3,545	168,352
Packaging Corp of America	1,080	103,410
PPG Industries	2,641	316,497
Sealed Air	1,701	60,386
Sherwin-Williams	917	510,760
Vulcan Materials	1,507	213,437
Westrock	2,964	115,596
		6,375,614

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	1,309	$213,629
American Tower, Cl A ‡	4,984	1,154,993
Apartment Investment & Management, Cl A ‡	1,675	88,289
AvalonBay Communities ‡	1,604	347,571
Boston Properties ‡	1,771	253,873
CBRE Group, Cl A *	3,538	215,995
Crown Castle International ‡	4,769	714,587
Digital Realty Trust ‡	2,364	290,748
Duke Realty ‡	4,035	146,511
Equinix ‡	961	566,731
Equity Residential ‡	4,244	352,592
Essex Property Trust ‡	786	243,471
Extra Space Storage ‡	1,453	160,818
Federal Realty Investment Trust ‡	808	101,016
Host Hotels & Resorts ‡	8,565	139,952
Iron Mountain ‡	3,071	97,074
Kimco Realty ‡	4,889	93,135
Mid-America Apartment Communities ‡	1,256	172,336
ProLogis ‡	7,101	659,541
Public Storage ‡	1,738	388,895
Realty Income ‡	3,325	260,713
Regency Centers ‡	1,787	110,865
SBA Communications, Cl A ‡	1,313	327,672
Simon Property Group ‡	3,487	464,294
SL Green Realty ‡	1,058	97,378
UDR ‡	3,128	149,862
Ventas ‡	4,125	238,673
Vornado Realty Trust ‡	2,003	131,737
Welltower ‡	4,870	413,512
Weyerhaeuser ‡	8,687	251,489
		8,847,952

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.5%
AES	7,643	$151,790
Alliant Energy	2,669	158,432
Ameren	2,822	231,545
American Electric Power	5,704	594,471
American Water Works	2,076	282,751
Atmos Energy	1,305	152,724
CenterPoint Energy	5,591	148,050
CMS Energy	3,287	225,192
Consolidated Edison	3,598	338,212
Dominion Energy	9,195	788,471
DTE Energy	2,102	278,746
Duke Energy	8,243	804,764
Edison International	3,795	290,507
Entergy	2,117	278,428
Evergy	2,826	203,924
Eversource Energy	3,649	337,314
Exelon	10,928	520,064
FirstEnergy	5,782	293,668
NextEra Energy	5,686	1,524,984
NiSource	3,995	117,093
NRG Energy	3,108	114,654
Pinnacle West Capital	1,288	125,825
PPL	8,099	293,103
Public Service Enterprise Group	5,880	348,096
Sempra Energy	3,079	494,611
Southern	11,667	821,357
WEC Energy Group	3,640	363,600
Xcel Energy	5,952	411,819
		10,694,195

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Catholic Values ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$300,713,358
TOTAL COMMON STOCK
(Cost $252,698,191)	302,172,902
TOTAL INVESTMENTS — 99.8%
(Cost $252,698,191)	$302,172,902

Percentages are based on Net Assets of $302,912,436.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class
S&P — Standard & Poor's

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.9%
CHINA— 1.0%
Communication Services — 0.6%
Baidu ADR *	30,663	$3,788,720
NetEase ADR	7,784	2,496,796
		6,285,516
Consumer Discretionary — 0.4%
JD.com ADR *	99,181	3,738,132
TOTAL CHINA		10,023,648

NETHERLANDS— 0.4%
Information Technology — 0.4%
NXP Semiconductors	29,922	3,795,905

UNITED STATES— 99.5%
Communication Services — 20.4%
Activision Blizzard	82,347	4,815,653
Alphabet, Cl A *	29,344	42,043,496
Alphabet, Cl C *	29,325	42,058,795
Charter Communications, Cl A *	23,108	11,957,466
Comcast, Cl A	495,269	21,390,668
Electronic Arts *	31,208	3,367,967
Facebook, Cl A *	205,401	41,472,516
Fox, Cl A	39,305	1,457,429
Fox, Cl B	30,075	1,092,625
Liberty Global *	47,459	924,501
Liberty Global, Cl A *	23,822	488,827
Netflix *	47,187	16,283,762
Sirius XM Holdings	472,754	3,342,371
Take-Two Interactive Software *	12,913	1,609,476
T-Mobile US *	91,917	7,278,907
		199,584,459
Consumer Discretionary — 15.0%
Amazon.com *	42,284	84,936,716
Booking Holdings *	4,493	8,224,661

Schedule of Investments (Unaudited)	January 31, 2020

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dollar Tree *	25,750	$2,242,053
eBay	86,862	2,915,089
Expedia Group	15,808	1,714,378
Lululemon Athletica *	13,151	3,148,218
Marriott International, Cl A	35,061	4,910,644
MercadoLibre *	5,306	3,517,878
O'Reilly Automotive *	8,455	3,433,576
Ross Stores	38,746	4,346,914
Starbucks	127,066	10,779,008
Tesla *	19,392	12,615,853
Trip.com Group ADR *	56,124	1,803,264
Ulta Beauty *	6,751	1,808,660
		146,396,912
Consumer Staples — 5.9%
Costco Wholesale	47,562	14,531,142
Kraft Heinz	130,718	3,816,966
Mondelez International, Cl A	154,756	8,879,899
Monster Beverage *	59,318	3,950,579
PepsiCo	152,184	21,613,171
Walgreens Boots Alliance	95,710	4,866,854
		57,658,611
Financials — 0.3%
Willis Towers Watson	14,071	2,973,062
Health Care — 6.7%
Alexion Pharmaceuticals *	23,586	2,344,213
Align Technology *	8,384	2,155,526
Amgen	63,980	13,822,878
Biogen Idec *	19,363	5,205,743
BioMarin Pharmaceutical *	20,409	1,704,152
Cerner	35,229	2,530,499
Gilead Sciences	135,982	8,594,062
IDEXX Laboratories *	9,141	2,477,302

Schedule of Investments (Unaudited)	January 31, 2020

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	15,757	$4,570,633
Incyte *	24,632	1,799,860
Intuitive Surgical *	12,415	6,949,670
Regeneron Pharmaceuticals *	11,562	3,907,262
Seattle Genetics *	19,590	2,123,360
Vertex Pharmaceuticals *	27,611	6,269,078
		64,454,238
Industrials — 2.8%
American Airlines Group	51,901	1,393,023
Cintas	11,425	3,187,232
Copart *	24,739	2,510,019
CoStar Group *	3,907	2,551,232
CSX	83,981	6,411,110
Fastenal	65,599	2,288,093
PACCAR	37,734	2,800,240
United Airlines Holdings *	28,414	2,125,367
Verisk Analytics, Cl A	17,468	2,838,026
		26,104,342
Information Technology — 47.5%
Adobe *	52,867	18,563,718
Advanced Micro Devices *	119,491	5,616,077
Analog Devices	39,460	4,330,735
ANSYS *	9,612	2,636,860
Apple	378,767	117,232,174
Applied Materials	99,156	5,750,056
ASML Holding, Cl G	8,470	2,377,190
Autodesk *	23,526	4,631,093
Automatic Data Processing	46,506	7,970,663
Broadcom	42,693	13,028,196
Cadence Design Systems *	32,092	2,314,154
CDW	16,464	2,147,729
Check Point Software Technologies *	17,444	1,994,024

Schedule of Investments (Unaudited)	January 31, 2020

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	462,876	$21,278,410
Citrix Systems	14,933	1,810,178
Cognizant Technology Solutions, Cl A	58,564	3,594,658
Fiserv *	73,089	8,669,086
Intel	474,239	30,318,100
Intuit	27,966	7,841,107
KLA	16,846	2,792,056
Lam Research	15,548	4,636,569
Maxim Integrated Products	31,141	1,872,197
Microchip Technology	25,481	2,483,888
Micron Technology *	118,882	6,311,445
Microsoft	650,371	110,712,656
NetApp	25,854	1,380,604
NVIDIA	66,879	15,812,202
Paychex	38,252	3,280,874
PayPal Holdings *	126,399	14,395,583
QUALCOMM	122,836	10,479,139
Skyworks Solutions	18,647	2,109,908
Splunk *	16,132	2,504,654
Synopsys *	16,346	2,411,198
Texas Instruments	100,601	12,137,511
VeriSign *	13,100	2,726,634
Western Digital	33,426	2,189,403
Workday, Cl A *	17,856	3,296,753
Xilinx	27,462	2,319,990
		465,957,472
Utilities — 0.9%
Exelon	104,183	4,958,069
Xcel Energy	57,354	3,968,323
		8,926,392

Schedule of Investments (Unaudited)	January 31, 2020

Global X Nasdaq 100® Covered Call ETF

	Number of Constracts	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$972,055,488
TOTAL COMMON STOCK
(Cost $775,362,652)		985,875,041
TOTAL INVESTMENTS — 100.9%
(Cost $775,362,652)		$985,875,041

WRITTEN OPTION— (1.0)%(1)

UNITED STATES— (1.0)%
(Premiums Received $16,679,320)	(1,096)	$(9,436,560)

Percentages are based on Net Assets of $976,973,880.

A list of the exchange traded option contracts held by the Fund at January 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.0)%
Call Options
February 20 Calls on NDX*	(1,096)	$(16,679,320)	$86.10	02/22/20	$(9,436,560)

Total Written Option		$(16,679,320)			$(9,436,560)

*	Non-income producing security.

+	Represents cost
(1)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class
NDX— Nasdaq 100® Index

Schedule of Investments (Unaudited)	January 31, 2020

Global X Nasdaq 100® Covered Call ETF

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM— 0.5%
Materials — 0.4%
Linde	3,184	$646,766
Real Estate — 0.1%
Healthpeak Properties ‡	3,055	109,949
TOTAL UNITED KINGDOM		756,715

UNITED STATES— 99.4%
Communication Services — 10.4%
Activision Blizzard	4,358	254,856
Alphabet, Cl A *	1,764	2,527,424
Alphabet, Cl C *	1,760	2,524,245
AT&T	42,909	1,614,237
CenturyLink	6,230	85,102
Charter Communications, Cl A *	921	476,581
Comcast, Cl A	26,972	1,164,921
Discovery, Cl A *	1,003	29,348
Discovery, Cl C *	2,125	59,011
DISH Network, Cl A *	1,564	57,493
Electronic Arts *	1,657	178,824
Facebook, Cl A *	14,181	2,863,285
Fox, Cl A	2,241	83,096
Fox, Cl B	1,010	36,693
Interpublic Group	2,505	56,864
Live Nation Entertainment *	699	47,644
Netflix *	2,559	883,085
News, Cl A	2,469	33,628
News, Cl B	792	11,064
Omnicom Group	1,352	101,819
Take-Two Interactive Software *	658	82,013
T-Mobile US *	1,734	137,315
Twitter *	4,575	148,596
Verizon Communications	24,608	1,462,699

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ViacomCBS, Cl B	2,911	$99,352
Walt Disney	10,582	1,463,596
		16,482,791
Consumer Discretionary — 9.8%
Advance Auto Parts	433	57,048
Amazon.com *	2,457	4,935,425
Aptiv	1,386	117,519
AutoZone *	131	138,593
Best Buy	1,437	121,700
Booking Holdings *	246	450,316
BorgWarner	1,310	44,920
Capri Holdings *	978	29,301
CarMax *	1,011	98,107
Carnival	2,472	107,606
Chipotle Mexican Grill, Cl A *	147	127,414
Darden Restaurants	798	92,911
Dollar General	1,466	224,899
Dollar Tree *	1,463	127,383
DR Horton	1,827	108,158
eBay	4,770	160,081
Expedia Group	811	87,953
Ford Motor	22,292	196,615
Gap	1,398	24,339
Garmin	781	75,718
General Motors	7,674	256,235
Genuine Parts	942	88,143
H&R Block	1,322	30,670
Hanesbrands	2,332	32,088
Harley-Davidson	1,057	35,304
Hasbro	730	74,365
Hilton Worldwide Holdings	1,600	172,480
Home Depot	6,403	1,460,524

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kohl's	1,073	$45,871
L Brands	1,546	35,805
Las Vegas Sands	2,094	136,759
Leggett & Platt	847	40,309
Lennar, Cl A	1,719	114,073
LKQ *	2,001	65,403
Lowe's	4,525	525,986
Macy's	1,969	31,406
Marriott International, Cl A	1,561	218,634
McDonald's	4,461	954,520
MGM Resorts International	3,068	95,292
Mohawk Industries *	410	53,989
Newell Brands	2,482	48,473
NIKE, Cl B	7,395	712,139
Nordstrom	725	26,723
Norwegian Cruise Line Holdings *	1,112	59,881
NVR *	18	68,706
O'Reilly Automotive *	452	183,557
PulteGroup	1,237	55,232
PVH	490	42,713
Ralph Lauren, Cl A	354	40,179
Ross Stores	2,179	244,462
Royal Caribbean Cruises	955	111,811
Starbucks	6,988	592,792
Tapestry	1,849	47,649
Target	2,969	328,787
Tiffany	687	92,072
TJX	7,122	420,483
Tractor Supply	577	53,632
Ulta Beauty *	360	96,448
Under Armour, Cl A *	1,200	24,216
Under Armour, Cl C *	1,233	22,145

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	2,020	$167,599
Whirlpool	373	54,521
Wynn Resorts	497	62,702
Yum! Brands	1,808	191,232
		15,542,016
Consumer Staples — 7.2%
Altria Group	10,995	522,592
Archer-Daniels-Midland	3,201	143,277
Brown-Forman, Cl B	1,114	75,351
Campbell Soup	863	41,761
Church & Dwight	1,334	99,010
Clorox	788	123,960
Coca-Cola	22,916	1,338,294
Colgate-Palmolive	5,002	369,048
Conagra Brands	2,635	86,744
Constellation Brands, Cl A	931	175,307
Costco Wholesale	2,613	798,324
Coty, Cl A	1,626	16,683
Estee Lauder, Cl A	1,265	246,877
General Mills	3,438	179,532
Hershey	857	132,981
Hormel Foods	1,740	82,233
JM Smucker	726	75,221
Kellogg	1,314	89,628
Kimberly-Clark	2,030	290,777
Kraft Heinz	3,894	113,705
Kroger	5,015	134,703
Lamb Weston Holdings	740	67,569
McCormick	768	125,468
Molson Coors Beverage, Cl B	1,194	66,362
Mondelez International, Cl A	8,448	484,746
Monster Beverage *	2,131	141,925

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	8,280	$1,175,926
Philip Morris International	9,240	764,148
Procter & Gamble	14,660	1,826,929
Sysco	3,014	247,570
Tyson Foods, Cl A	1,662	137,331
Walgreens Boots Alliance	4,486	228,113
Walmart	8,455	968,013
		11,370,108
Energy — 3.9%
Apache	2,437	66,871
Baker Hughes, Cl A	3,516	76,157
Cabot Oil & Gas	2,564	36,127
Chevron	11,086	1,187,754
Cimarex Energy	627	27,519
Concho Resources	1,247	94,498
ConocoPhillips	6,423	381,719
Devon Energy	1,904	41,355
Diamondback Energy	981	72,986
EOG Resources	3,485	254,091
Exxon Mobil	24,859	1,544,241
Halliburton	4,871	106,236
Helmerich & Payne	708	28,709
Hess	1,539	87,061
HollyFrontier	954	42,854
Kinder Morgan	11,938	249,146
Marathon Oil	5,377	61,136
Marathon Petroleum	3,887	211,842
National Oilwell Varco	2,460	50,701
Noble Energy	3,101	61,307
Occidental Petroleum	5,235	207,934
ONEOK	2,296	171,902
Phillips 66	2,693	246,059

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Pioneer Natural Resources	1,040	$140,400
Schlumberger	8,193	274,547
TechnipFMC	2,774	45,799
Valero Energy	2,470	208,246
Williams	6,698	138,582
		6,115,779
Financials — 12.6%
Aflac	4,216	217,419
Allstate	1,961	232,457
American Express	3,882	504,156
American International Group	5,245	263,614
Ameriprise Financial	748	123,727
Aon	1,421	312,975
Arthur J Gallagher	1,175	120,520
Assurant	359	46,871
Bank of America	47,553	1,561,165
Bank of New York Mellon	5,056	226,408
Berkshire Hathaway, Cl B *	11,520	2,585,433
BlackRock, Cl A	695	366,508
Capital One Financial	2,779	277,344
Cboe Global Markets	728	89,704
Charles Schwab	6,899	314,249
Chubb	2,660	404,293
Cincinnati Financial	976	102,431
Citigroup	13,010	968,074
Citizens Financial Group	2,349	87,571
CME Group, Cl A	2,145	465,701
Comerica	964	58,958
Discover Financial Services	1,870	140,493
E*TRADE Financial	1,524	64,953
Everest Re Group	259	71,632
Fifth Third Bancorp	4,430	126,033

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Republic Bank	1,059	$117,422
Franklin Resources	1,771	44,806
Globe Life	674	70,271
Goldman Sachs Group	1,874	445,544
Hartford Financial Services Group	2,070	122,710
Huntington Bancshares	6,159	83,578
Intercontinental Exchange	3,382	337,321
Invesco	2,582	44,669
JPMorgan Chase	18,468	2,444,424
KeyCorp	5,429	101,577
Lincoln National	1,216	66,248
Loews	1,453	74,757
M&T Bank	763	128,581
MarketAxess Holdings	242	85,712
Marsh & McLennan	3,007	336,363
MetLife	4,408	219,122
Moody's	931	239,071
Morgan Stanley	7,195	376,011
MSCI, Cl A	510	145,758
Nasdaq	746	86,879
Northern Trust	1,235	120,795
People's United Financial	2,396	36,946
PNC Financial Services Group	2,569	381,625
Principal Financial Group	1,530	81,013
Progressive	3,369	271,845
Prudential Financial	2,403	218,817
Raymond James Financial	819	74,881
Regions Financial	5,184	80,715
S&P Global	1,434	421,209
State Street	2,153	162,831
SVB Financial Group *	327	78,588
Synchrony Financial	3,537	114,634
T Rowe Price Group	1,297	173,188
Travelers	1,521	200,194

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Truist Financial	7,859	$405,289
Unum Group	1,418	37,846
US Bancorp	8,377	445,824
Wells Fargo	22,531	1,057,605
Willis Towers Watson	799	168,821
WR Berkley	874	64,265
Zions Bancorp	1,112	50,585
		19,951,029
Health Care — 13.8%
Abbott Laboratories	10,515	916,277
AbbVie	8,618	698,230
ABIOMED *	275	51,230
Agilent Technologies	1,705	140,765
Alexion Pharmaceuticals *	1,232	122,448
Align Technology *	384	98,726
Allergan	1,957	365,254
AmerisourceBergen, Cl A	914	78,202
Amgen	3,518	760,064
Anthem	1,487	394,471
Baxter International	2,985	266,322
Becton Dickinson	1,609	442,765
Biogen Idec *	1,028	276,378
Boston Scientific *	8,438	353,299
Bristol-Myers Squibb	13,941	877,586
Cardinal Health	1,834	93,919
Centene *	3,664	230,120
Cerner	1,818	130,587
Cigna	2,155	414,579
Cooper	318	110,311
CVS Health	7,811	529,742
Danaher	3,778	607,767
DaVita *	468	37,379

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DENTSPLY SIRONA	1,128	$63,168
Edwards Lifesciences *	1,209	265,811
Eli Lilly	5,004	698,759
Gilead Sciences	7,585	479,372
HCA Healthcare	1,564	217,083
Henry Schein *	878	60,529
Hologic *	1,379	73,804
Humana *	767	257,896
IDEXX Laboratories *	523	141,738
Illumina *	878	254,681
Incyte *	1,125	82,204
Intuitive Surgical *	686	384,009
IQVIA Holdings *	1,101	170,930
Johnson & Johnson	15,490	2,305,996
Laboratory Corp of America Holdings *	606	106,293
McKesson	1,087	155,017
Medtronic	7,833	904,241
Merck	14,934	1,275,961
Mettler-Toledo International *	148	112,063
Mylan *	3,146	67,387
PerkinElmer	722	66,771
Perrigo	843	48,085
Pfizer	32,892	1,224,898
Quest Diagnostics	870	96,283
Regeneron Pharmaceuticals *	453	153,087
ResMed	780	123,997
STERIS	437	65,851
Stryker	1,938	408,337
Teleflex	275	102,165
Thermo Fisher Scientific	2,338	732,238
UnitedHealth Group	5,565	1,516,184
Universal Health Services, Cl B	480	65,813

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Varian Medical Systems *	462	$64,943
Vertex Pharmaceuticals *	1,526	346,478
Waters *	406	90,859
Zimmer Biomet Holdings	1,194	176,593
Zoetis, Cl A	2,736	367,199
		21,723,144
Industrials — 9.0%
3M	3,339	529,766
Alaska Air Group	790	51,026
Allegion	604	78,109
American Airlines Group	2,485	66,697
AMETEK	1,362	132,318
AO Smith	919	39,232
Arconic	2,084	62,416
Boeing	3,172	1,009,552
Caterpillar	3,254	427,413
CH Robinson Worldwide	900	64,998
Cintas	506	141,159
Copart *	1,301	131,999
CSX	4,533	346,049
Cummins	931	148,932
Deere	1,835	290,994
Delta Air Lines	3,283	182,995
Dover	887	100,985
Eaton	2,505	236,648
Emerson Electric	3,632	260,160
Equifax	642	96,236
Expeditors International of Washington	1,036	75,669
Fastenal	3,178	110,849
FedEx	1,407	203,509
Flowserve	854	39,865
Fortive	1,838	137,721

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fortune Brands Home & Security	949	$65,206
General Dynamics	1,432	251,230
General Electric	50,697	631,178
Honeywell International	4,224	731,681
Huntington Ingalls Industries	250	65,250
IDEX	469	76,846
IHS Markit	2,385	188,081
Illinois Tool Works	1,699	297,291
Ingersoll-Rand	1,361	181,326
Jacobs Engineering Group	677	62,643
JB Hunt Transport Services	550	59,361
Johnson Controls International	4,381	172,831
Kansas City Southern	564	95,141
L3Harris Technologies	1,276	282,417
Lockheed Martin	1,465	627,196
Masco	1,745	82,922
Nielsen Holdings	2,221	45,309
Norfolk Southern	1,557	324,183
Northrop Grumman	897	335,989
Old Dominion Freight Line	386	75,745
PACCAR	2,146	159,255
Parker-Hannifin	706	138,157
Pentair	1,054	45,248
Quanta Services	949	37,153
Raytheon	1,625	359,028
Republic Services, Cl A	1,336	126,987
Robert Half International	787	45,780
Rockwell Automation	642	123,046
Rollins	876	33,244

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Roper Technologies	637	$243,117
Snap-On	364	58,105
Southwest Airlines	2,851	156,748
Stanley Black & Decker	873	139,095
Textron	1,452	66,690
TransDigm Group	281	180,762
Union Pacific	4,104	736,340
United Airlines Holdings *	1,188	88,862
United Parcel Service, Cl B	4,183	433,024
United Rentals *	478	64,860
United Technologies	4,816	723,363
Verisk Analytics, Cl A	1,009	163,932
Waste Management	2,347	285,630
Westinghouse Air Brake Technologies	1,018	75,190
WW Grainger	280	84,747
Xylem	1,160	94,726
		14,280,212
Information Technology — 24.1%
Accenture, Cl A	3,772	774,052
Adobe *	2,869	1,007,421
Advanced Micro Devices *	6,556	308,132
Akamai Technologies *	978	91,296
Alliance Data Systems	303	31,145
Amphenol, Cl A	1,688	167,905
Analog Devices	2,129	233,658
ANSYS *	502	137,714
Apple	24,666	7,634,374
Applied Materials	5,494	318,597
Arista Networks *	335	74,819
Autodesk *	1,243	244,684
Automatic Data Processing	2,543	435,845
Broadcom	2,309	704,614

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadridge Financial Solutions	700	$83,405
Cadence Design Systems *	1,506	108,598
CDW	848	110,622
Cisco Systems	25,201	1,158,490
Citrix Systems	783	94,915
Cognizant Technology Solutions, Cl A	3,345	205,316
Corning	4,261	113,726
DXC Technology	1,622	51,709
F5 Networks *	366	44,696
Fidelity National Information Services	3,623	520,480
Fiserv *	3,337	395,802
FleetCor Technologies *	477	150,365
FLIR Systems	878	45,252
Fortinet *	784	90,442
Gartner *	582	93,574
Global Payments	1,808	353,374
Hewlett Packard Enterprise	7,973	111,064
HP	8,410	179,301
Intel	25,537	1,632,580
International Business Machines	5,251	754,726
Intuit	1,550	434,589
IPG Photonics *	243	31,024
Jack Henry & Associates	470	70,284
Juniper Networks	2,086	47,852
Keysight Technologies *	1,145	106,474
KLA	920	152,481
Lam Research	874	260,636
Leidos Holdings	677	68,018
Mastercard, Cl A	5,215	1,647,627
Maxim Integrated Products	1,646	98,957
Microchip Technology	1,310	127,699
Micron Technology *	6,551	347,793

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	45,050	$7,668,861
Motorola Solutions	1,055	186,735
NetApp	1,199	64,026
NortonLifeLock	3,166	89,978
NVIDIA	3,640	860,605
Oracle	12,842	673,563
Paychex	1,969	168,881
Paycom Software *	289	91,948
PayPal Holdings *	6,847	779,805
Qorvo *	634	67,115
QUALCOMM	6,635	566,032
salesforce.com *	5,291	964,602
Seagate Technology	1,224	69,756
ServiceNow *	1,138	384,906
Skyworks Solutions	1,051	118,921
Synopsys *	907	133,792
TE Connectivity	1,953	180,027
Texas Instruments	5,546	669,125
VeriSign *	648	134,875
Visa, Cl A	10,069	2,003,429
Western Digital	1,593	104,341
Western Union	2,273	61,144
Xerox Holdings	1,319	46,917
Xilinx	1,403	118,525
Zebra Technologies, Cl A *	281	67,165
		38,131,201
Materials — 2.1%
Air Products & Chemicals	1,279	305,310
Albemarle	706	56,678
Amcor	9,826	104,057
Avery Dennison	551	72,313
Ball	1,772	127,903

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Celanese, Cl A	764	$79,074
CF Industries Holdings	1,459	58,768
Corteva	4,687	135,548
Dow	4,426	203,906
DuPont de Nemours	4,420	226,216
Eastman Chemical	906	64,571
Ecolab	1,508	295,734
FMC	654	62,516
Freeport-McMoRan Copper & Gold	8,886	98,635
International Flavors & Fragrances	665	87,188
International Paper	2,465	100,375
LyondellBasell Industries, Cl A	1,436	111,807
Martin Marietta Materials	395	104,201
Mosaic	2,273	45,096
Newmont	5,004	225,480
Nucor	1,901	90,278
Packaging Corp of America	610	58,407
PPG Industries	1,375	164,780
Sealed Air	909	32,270
Sherwin-Williams	475	264,570
Vulcan Materials	703	99,566
Westrock	1,651	64,389
		3,339,636
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	711	116,035
American Tower, Cl A ‡	2,571	595,804
Apartment Investment & Management, Cl A ‡	986	51,972
AvalonBay Communities ‡	811	175,736
Boston Properties ‡	849	121,704
CBRE Group, Cl A *	2,021	123,382
Crown Castle International ‡	2,467	369,655
Digital Realty Trust ‡	1,144	140,701

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	2,303	$83,622
Equinix ‡	507	298,993
Equity Residential ‡	2,065	171,560
Essex Property Trust ‡	404	125,143
Extra Space Storage ‡	820	90,758
Federal Realty Investment Trust ‡	467	58,384
Host Hotels & Resorts ‡	3,614	59,053
Iron Mountain ‡	1,785	56,424
Kimco Realty ‡	2,729	51,987
Mid-America Apartment Communities ‡	726	99,615
ProLogis ‡	3,752	348,486
Public Storage ‡	837	187,287
Realty Income ‡	1,869	146,548
Regency Centers ‡	1,022	63,405
SBA Communications, Cl A ‡	621	154,977
Simon Property Group ‡	1,826	243,132
SL Green Realty ‡	499	45,928
UDR ‡	1,770	84,801
Ventas ‡	2,320	134,235
Vornado Realty Trust ‡	846	55,641
Welltower ‡	2,456	208,539
Weyerhaeuser ‡	4,255	123,182
		4,586,689
Utilities — 3.6%
AES	4,266	84,723
Alliant Energy	1,502	89,159
Ameren	1,313	107,732
American Electric Power	2,861	298,173
American Water Works	1,005	136,881
Atmos Energy	737	86,251
CenterPoint Energy	3,264	86,431
CMS Energy	1,506	103,176

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	1,984	$186,496
Dominion Energy	4,733	405,855
DTE Energy	1,174	155,684
Duke Energy	4,269	416,782
Edison International	2,150	164,583
Entergy	1,199	157,693
Evergy	1,458	105,209
Eversource Energy	1,787	165,190
Exelon	5,732	272,786
FirstEnergy	3,071	155,976
NextEra Energy	2,896	776,707
NiSource	2,229	65,332
NRG Energy	1,625	59,946
Pinnacle West Capital	725	70,825
PPL	4,450	161,046
Public Service Enterprise Group	3,130	185,296
Sempra Energy	1,722	276,622
Southern	6,234	438,874
WEC Energy Group	1,914	191,189
Xcel Energy	2,990	206,878
		5,611,495
TOTAL UNITED STATES		157,134,100
TOTAL COMMON STOCK
(Cost $135,222,185)		157,890,815
TOTAL INVESTMENTS — 99.9%
(Cost $135,222,185)		$157,890,815

WRITTEN OPTION— 0.0%(1)

UNITED STATES— 0.0%
(Premiums Received $535,920)	(490)	$(44,100)

Percentages are based on Net Assets of $157,985,255.

Schedule of Investments (Unaudited)	January 31, 2020

Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — 0.0%
Call Options
February 20 Calls on SPX*	(490)	$(535,920)	$0.90	02/22/20	$(44,100)

Total Written Option		$(535,920)			$(44,100)

‡	Real Estate Investment Trust
*	Non-income producing security.

+	Represents cost
(1)	Refer to table below for details on Options Contracts.

Cl — Class
SPX — Standard & Poor's 500® Index

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.2%†
Vanguard Russell 2000 ETF
(Cost $11,938,975)	94,956	$12,236,980

TOTAL INVESTMENTS — 100.2%
(Cost $11,938,975)		$12,236,980

WRITTEN OPTION— (0.1)%(1)

UNITED STATES— (0.1)%
(Premiums Received $195,782)	(76)	$(10,450)

Percentages are based on Net Assets of $12,208,807.

A list of the exchange traded option contracts held by the Fund at January 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.1)%
Call Options
February 20 Calls on RUT*	(76)	$(195,782)	$1.38	02/22/20	$(10,450)

Total Written Option		$(195,782)			$(10,450)

‡	Real Estate Investment Trust
†	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
*	Non-income producing security.

+	Represents cost
(1)	Refer to table below for details on Options Contracts.

ETF — Exchange Traded Fund
RUT — Russell 2000 Index

Schedule of Investments (Unaudited)	January 31, 2020

Global X Russell 2000 Covered Call ETF

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1700

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 101.4% CHINA— 65.6% Consumer Discretionary — 65.6%
Alibaba Group Holding ADR *	78,887	$16,297,265
BAIC BluePark New Energy Technology, Cl A *	261,000	220,020
Baozun ADR * (A)	54,051	1,627,476
BTG Hotels Group, Cl A	73,700	164,908
BYD, Cl A	136,994	1,066,270
Changzhou Xingyu Automotive Lighting Systems, Cl A	20,600	263,967
China Grand Automotive Services Group, Cl A	613,853	294,671
China International Travel Service, Cl A	148,158	1,580,468
Chongqing Changan Automobile, Cl A	293,883	377,727
Fuyao Glass Industry Group, Cl A	151,051	483,202
Gree Electric Appliances of Zhuhai, Cl A	228,100	1,897,337
Guangzhou Automobile Group, Cl A	179,040	252,945
Haier Smart Home, Cl A	462,419	1,117,106
Hangzhou Robam Appliances, Cl A	71,432	304,985
HLA, Cl A	220,903	213,807
Huayu Automotive Systems, Cl A	238,917	829,860
Huazhu Group ADR	121,001	4,174,534
JD.com ADR *	318,449	12,002,343
Li Ning	1,535,600	4,558,408
Liaoning Cheng Da, Cl A *	114,500	243,242
Midea Group, Cl A	263,306	1,887,379
NavInfo, Cl A	147,700	302,627
New Oriental Education & Technology Group ADR *	68,791	8,361,546
Ningbo Joyson Electronic, Cl A *	97,000	274,207
NIO ADR * (A)	820,986	3,103,327
Oppein Home Group, Cl A	20,925	307,603
Pinduoduo ADR *	131,903	4,645,624
SAIC Motor, Cl A	591,400	1,739,516

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued Consumer Discretionary — continued
Shandong Linglong Tyre, Cl A	90,232	$258,948
Shanghai Jinjiang International Hotels, Cl A	49,927	169,196
Shanghai Yuyuan Tourist Mart Group, Cl A	242,626	239,566
Shenzhen Overseas Chinese Town, Cl A	620,600	571,599
Songcheng Performance Development, Cl A .	109,600	384,109
Suning.com, Cl A	705,500	917,791
Suofeiya Home Collection, Cl A	68,200	174,693
TAL Education Group ADR *	187,304	9,346,470
TCL, Cl A	1,024,105	674,127
Trip.com Group ADR *	241,471	7,758,463
Vipshop Holdings ADR *	382,438	4,868,436
Visual China Group, Cl A	52,200	120,875
Wanxiang Qianchao, Cl A	204,372	156,863
Weifu High-Technology Group, Cl A	62,000	147,440
Wuchan Zhongda Group, Cl A	380,400	249,907
Yum China Holdings	178,186	7,674,471
Zhejiang Semir Garment, Cl A	134,087	162,748
Zhejiang Supor, Cl A	41,100	377,586
Zhejiang Wanfeng Auto Wheel, Cl A	162,900	153,640
TOTAL CHINA		102,999,298

HONG KONG— 35.8%
Consumer Discretionary — 35.8%
ANTA Sports Products	648,496	5,691,638
BAIC Motor, Cl H	2,025,500	1,009,502
Bosideng International Holdings	3,977,100	1,321,449
Brilliance China Automotive Holdings	3,694,300	3,316,111
BYD, Cl H (A)	661,700	3,502,411
China East Education Holdings *	541,000	1,013,038
China Education Group Holdings (A)	749,900	924,229
China First Capital Group *	3,784,600	121,850
Dongfeng Motor Group, Cl H	3,359,746	2,535,527
Fuyao Glass Industry Group, Cl H	626,100	1,806,158
Geely Automobile Holdings	3,149,700	5,086,638

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Discretionary ETF

	Shares/Face Amount	Value
COMMON STOCK — continued Consumer Discretionary — continued
GOME Electrical Appliances Holding (A)	11,990,700	$1,111,837
Great Wall Motor, Cl H	3,838,497	2,570,566
Guangzhou Automobile Group, Cl H	3,577,423	3,630,452
Haidilao International Holding (A)	458,900	1,772,978
Haier Electronics Group	1,455,000	4,412,839
Meituan Dianping, Cl B *	562,900	7,198,543
Nexteer Automotive Group	1,083,900	804,037
Shenzhou International Group Holdings	433,662	5,797,128
Zhongsheng Group Holdings	703,300	2,608,538
TOTAL HONG KONG		56,235,469

TOTAL COMMON STOCK
(Cost $157,309,362)		159,234,767

SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 1.460%
(Cost $1,682,225)	1,682,225	1,682,225

REPURCHASE AGREEMENT(B) — 3.5%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $5,557,624 (collateralized by U.S. Treasury Obligations, ranging in par value $216,039 - $1,090,670, 2.125%, 08/15/2021, with a total market value of $5,669,389)
(Cost $5,556,916)	$5,556,916	5,556,916
TOTAL INVESTMENTS — 106.0%
(Cost $164,548,503)		$166,473,908

Percentages are based on Net Assets of $157,089,136.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $6,688,798.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Discretionary ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $7,239,141.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$150,331,628	$8,903,139	$—	$159,234,767
Short-Term Investment	1,682,225	—	—	1,682,225
Repurchase Agreement	—	5,556,916	—	5,556,916
Total Investments in Securities	$152,013,853	$14,460,055	$—	$166,473,908

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 100.0% CHINA— 43.9% Energy — 43.9%
China Merchants Energy Shipping, Cl A	46,200	$37,924
China Petroleum & Chemical, Cl A	3,500	2,249
China Shenhua Energy, Cl A	1,000	2,248
China Shipping Development, Cl H	95,500	42,063
COSCO SHIPPING Energy Transportation, Cl A	32,600	25,106
Guanghui Energy, Cl A	89,000	37,629
Inner Mongolia Yitai Coal, Cl B	63,724	45,919
Offshore Oil Engineering, Cl A	47,500	44,429
PetroChina, Cl A	2,900	2,128
PetroChina, Cl H	272,363	121,013
Shaanxi Coal Industry, Cl A	42,000	45,841
Shandong Xinchao Energy, Cl A *	101,700	26,990
Shanxi Lu'an Environmental Energy Development, Cl A	42,957	37,442
Shanxi Meijin Energy, Cl A *	29,900	30,301
Shanxi Xishan Coal & Electricity Power, Cl A	50,400	36,586
Yantai Jereh Oilfield Services Group, Cl A	7,600	36,562
Yanzhou Coal Mining, Cl A	30,800	38,786
TOTAL CHINA		613,216

HONG KONG— 56.1%
Energy — 56.1%
Anton Oilfield Services Group	406,300	38,197
China Coal Energy, Cl H	137,041	46,946
China LNG Group *	649,100	34,274
China Oilfield Services, Cl H	48,286	70,767
China Petroleum & Chemical, Cl H	228,197	121,374
China Shenhua Energy, Cl H	66,430	117,548
China Suntien Green Energy, Cl H	168,100	43,730
CNOOC	86,085	131,485
Honghua Group *	704,700	39,024

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued Energy — continued
Sinopec Kantons Holdings	112,300	$43,966
Wison Engineering Services	369,000	35,641
Yanzhou Coal Mining, Cl H	79,325	59,047
TOTAL HONG KONG		781,999
TOTAL COMMON STOCK
(Cost $1,792,453)		1,395,215
TOTAL INVESTMENTS — 100.0%
(Cost $1,792,453)		$1,395,215

Percentages are based on Net Assets of $1,394,614.

*	Non-income producing security.

Cl	— Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,048,524	$346,691	$—	$1,395,215
Total Investments in Securities	$1,048,524	$346,691	$—	$1,395,215

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.9% CHINA— 16.6% Financials — 16.6%
Agricultural Bank of China, Cl A	692,000	$316,881
Anxin Trust, Cl A	113,600	54,384
Avic Capital, Cl A	134,200	79,260
Bank of Beijing, Cl A	203,300	143,345
Bank of Chengdu, Cl A	65,400	73,849
Bank of China Ltd., Cl A	358,100	168,174
Bank of Communications, Cl A	378,400	269,268
Bank of Guiyang, Cl A	63,520	73,296
Bank of Hangzhou, Cl A	75,745	90,359
Bank of Jiangsu, Cl A	126,400	114,282
Bank of Nanjing, Cl A	98,184	105,631
Bank of Ningbo, Cl A	55,400	194,085
Bank of Shanghai, Cl A	134,598	156,014
Bohai Leasing, Cl A *	116,300	52,349
Caitong Securities, Cl A	58,800	82,766
Changjiang Securities, Cl A	86,000	76,972
China CITIC Bank Corp Ltd., Cl A	98,800	74,804
China Construction Bank, Cl A	12,300	11,153
China Everbright Bank CO, Cl A	385,100	201,394
China Life Insurance CO., Cl A	3,102	13,018
China Merchants Bank, Cl A	172,829	827,616
China Merchants Securities, Cl A	60,100	146,596
China Minsheng Banking, Cl A	341,400	270,031
China Pacific Insurance Group, Cl A	61,600	288,169
CITIC Securities, Cl A	95,700	297,548
CSC Financial, Cl A	33,200	146,415
Dongxing Securities, Cl A	51,200	81,726
East Money Information, Cl A	69,400	136,147
Everbright Securities, Cl A	58,957	95,105
First Capital Securities, Cl A	83,800	83,942
Founder Securities, Cl A	106,400	111,287

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued Financials — continued
GF Securities CO Ltd., Cl A	67,100	$129,278
Guosen Securities, Cl A	54,645	87,438
Guotai Junan Securities CO, Cl A	72,744	166,271
Guoyuan Securities, Cl A	62,300	70,429
Haitong Securities CO Ltd., Cl A	80,900	153,129
Hithink RoyalFlush Information Network, Cl A	8,100	114,910
Huaan Securities CO Ltd., Cl A	79,900	72,448
Huatai Securities CO Ltd., Cl A	74,900	184,548
Huaxi Securities, Cl A	53,800	74,188
Huaxia Bank, Cl A	131,400	126,495
Hubei Biocause Pharmaceutical, Cl A	130,000	109,589
Industrial & Commercial Bank of China, Cl A	21,100	15,701
Industrial Bank, Cl A	204,000	493,351
Industrial Securities, Cl A	101,400	89,700
Jiangsu Changshu Rural Commercial Bank, Cl A	48,800	52,946
Nanjing Securities, Cl A	56,100	92,978
New China Life Insurance C, Cl A	20,517	128,089
Noah Holdings ADR * (A)	12,707	431,149
Northeast Securities, Cl A	47,500	53,327
Orient Securities, Cl A	73,600	98,524
Pacific Securities, Cl A	128,400	58,797
Ping An Bank, Cl A	10,600	21,429
Ping An Insurance Group of China CO, Cl A	1,800	19,550
Qudian ADR *	25,739	74,128
SDIC Capital, Cl A	51,300	93,164
Sealand Securities, Cl A	109,110	66,003
Shanghai AJ Group, Cl A	38,500	45,527
Shanghai Pudong Development Bank, Cl A	286,314	422,752
Shanxi Securities, Cl A	63,300	65,219
Shenwan Hongyuan Group, Cl A	224,700	140,895
Sinolink Securities, Cl A	58,900	67,659

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued Financials — continued
SooChow Securities, Cl A	58,400	$69,439
Southwest Securities, Cl A	113,800	75,058
Western Securities, Cl A	60,400	72,682
Zheshang Securities, Cl A	49,400	67,928
TOTAL CHINA		8,940,584

HONG KONG— 83.3%
Financials — 83.3%
Agricultural Bank of China, Cl H	4,970,788	1,933,287
Bank of China, Cl H	11,783,434	4,598,102
Bank of Communications CO, Cl H	1,793,071	1,154,600
China Cinda Asset Management, Cl H	2,777,900	561,669
China Citic Bank Corp Ltd., Cl H	1,900,322	998,508
China Construction Bank, Cl H	6,413,626	4,914,561
China Everbright	356,500	551,859
China Everbright Bank CO L, Cl H	1,199,100	483,352
China Galaxy Securities, Cl H	1,186,600	595,982
China Huarong Asset Management, Cl H	3,508,200	465,356
China International Capital, Cl H	401,100	703,548
China Life Insurance, Cl H	957,240	2,322,554
China Merchants Bank, Cl H	602,134	2,938,979
China Minsheng Banking, Cl H	1,500,126	1,054,835
China Pacific Insurance Group, Cl H	467,712	1,575,123
China Reinsurance Group, Cl H	2,750,200	393,144
China Taiping Insurance Holdings	388,830	820,234
Chongqing Rural Commercial Bank, Cl H	1,095,800	505,218
CITIC Securities CO Ltd., Cl H	490,196	957,047
Far East Horizon	713,900	634,381
GF Securities CO Ltd., Cl H	502,100	555,453
Guotai Junan Securities CO, Cl H	337,100	541,798
Haitong Securities CO Ltd., Cl H	779,800	764,244
Huatai Securities CO Ltd., Cl H	448,400	712,599
Industrial & Commercial Bank of China, Cl H	7,115,837	4,783,664

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued Financials — continued
New China Life Insurance C, Cl H	210,611	$797,430
People's Insurance Group of China, Cl H	2,089,300	753,395
PICC Property & Casualty, Cl H	1,267,063	1,369,066
Ping An Insurance Group of China, Cl H	433,414	4,950,974
Postal Savings Bank of China, Cl H	1,683,800	1,051,711
ZhongAn Online P&C Insurance, Cl H * (A)	151,400	495,249
TOTAL HONG KONG		44,937,922
TOTAL COMMON STOCK
(Cost $62,927,290)		53,878,506

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 1.460%
(Cost $152,632)	152,632	152,632

REPURCHASE AGREEMENT(B) — 0.9%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $504,254 (collateralized by U.S. Treasury Obligations, ranging in par value $19,602 - $98,959, 2.125%, 08/15/2021, with a total market value of $514,397)
(Cost $504,190)	$504,190	504,190
TOTAL INVESTMENTS — 101.1%
(Cost $63,584,112)		$54,535,328

Percentages are based on Net Assets of $53,927,726.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $350,531.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $656,822.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Financials ETF

Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,992,081	$6,886,425	$—	$53,878,506
Short-Term Investment	152,632	$—	—	152,632
Repurchase Agreement	—	504,190	—	504,190
Total Investments in Securities	$47,144,713	$7,390,615	$—	$54,535,328

For the period ended January 31, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 100.1% CHINA— 62.7% Industrials — 62.7%
51job ADR *	448	$32,323
AECC Aero-Engine Control, Cl A	1,200	2,014
AECC Aviation Power, Cl A	2,300	6,460
Air China, Cl A	4,100	4,400
Air China, Cl H	30,800	25,545
AVIC Aircraft, Cl A	2,900	6,278
AVIC Electromechanical Systems, Cl A	3,700	3,292
AVIC Shenyang Aircraft, Cl A *	1,000	3,773
AVICOPTER, Cl A	600	3,468
Beijing New Building Materials, Cl A	1,700	5,695
Beijing Originwater Technology, Cl A	3,300	3,679
BEST ADR *	3,371	17,900
Centre Testing International Group, Cl A	1,700	3,583
China Aerospace Times Electronics, Cl A *	2,800	2,236
China Avionics Systems, Cl A	1,300	2,427
China Communications Construction, Cl A	2,500	2,732
China Communications Construction, Cl H	74,743	53,134
China Communications Services, Cl H	40,700	27,623
China COSCO Holdings, Cl H *	44,132	15,914
China Eastern Airlines, Cl A	9,600	6,369
China Gezhouba Group, Cl A	4,200	3,437
China International Marine Containers Group, Cl A	1,360	1,622
China Lesso Group Holdings	18,300	23,756
China Meheco, Cl A	1,100	1,906
China National Chemical Engineering, Cl A	5,100	4,658
China Railway Construction, Cl A	11,800	14,460
China Railway Construction, Cl H	33,301	32,722
China Railway Group, Cl A	19,200	13,887
China Railway Group, Cl H	63,898	35,303
China Railway Hi-tech Industry, Cl A	2,300	3,097
China Shipbuilding Industry, Cl A	23,600	15,474

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued Industrials — continued
China Southern Airlines, Cl A	8,900	$7,445
China Southern Airlines, Cl H	27,700	15,518
China Spacesat, Cl A	1,100	4,218
China State Construction Engineering, Cl A	42,500	30,243
Contemporary Amperex Technology, Cl A	2,200	37,369
COSCO SHIPPING Development, Cl A	7,200	2,276
COSCO SHIPPING Holdings, Cl A *	6,700	4,140
CRRC	73,753	48,916
CRRC, Cl A	24,600	21,634
Dalian Port PDA, Cl A	8,100	2,065
Daqin Railway, Cl A	15,300	15,326
Dongfang Electric, Cl A	2,500	2,888
Eve Energy, Cl A	1,000	7,844
Fangda Carbon New Material, Cl A *	2,488	3,631
Fosun International	43,300	58,106
Guangshen Railway, Cl A	5,100	1,904
Guangzhou Baiyun International Airport, Cl A	2,100	4,191
Guoxuan High-Tech, Cl A	1,200	3,895
Haitian International Holdings	10,726	23,428
Hefei Meiya Optoelectronic Technology, Cl A	700	3,359
Hongfa Technology, Cl A	800	3,577
Inner Mongolia First Machinery Group, Cl A	1,800	2,484
Jiangsu Expressway, Cl H	20,619	25,625
Jiangsu Hengli Hydraulic, Cl A	900	5,911
Jiangsu Zhongtian Technology, Cl A	3,200	3,439
Juneyao Airlines, Cl A *	1,700	2,919
Metallurgical Corp of China, Cl A	18,400	6,439
Metallurgical Corp of China, Cl H	49,700	9,729
NARI Technology, Cl A	4,700	11,110
Ningbo Zhoushan Port, Cl A	9,100	4,333
Power Construction Corp of China, Cl A	13,200	6,989
Sany Heavy Industry, Cl A	8,600	17,934
SF Holding, Cl A	1,600	8,163

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued Industrials — continued
Shanghai Construction Group, Cl A	9,200	$4,045
Shanghai Electric Group, Cl A	8,400	5,300
Shanghai Electric Group, Cl H	44,971	13,379
Shanghai International Airport, Cl A	1,000	8,974
Shanghai International Port Group, Cl A	8,800	5,953
Shanghai M&G Stationery, Cl A	900	5,866
Shanghai Mechanical and Electrical Industry, Cl A	800	1,684
Shanghai Tunnel Engineering, Cl A	2,800	2,120
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	800	1,762
Shenzhen Airport, Cl A	2,100	2,467
Shenzhen Inovance Technology, Cl A	1,700	6,469
Siasun Robot & Automation, Cl A	1,600	3,149
Sinochem International, Cl A	2,800	1,898
Sinopec Engineering Group, Cl H	23,800	12,935
Sinotrans, Cl A	4,600	2,460
Sinotruk Hong Kong	11,600	20,168
Spring Airlines, Cl A	900	4,586
Sunwoda Electronic, Cl A	1,600	5,058
Suzhou Gold Mantis Construction Decoration, Cl A	2,400	2,710
TangShan Port Group, Cl A	6,200	1,992
TBEA, Cl A	3,400	2,813
Tian Di Science & Technology, Cl A	4,300	1,734
Tus Environmental Science And Technology Development, Cl A	1,500	1,715
Weichai Power, Cl A	6,200	10,913
Weichai Power, Cl H	32,796	58,286
XCMG Construction Machinery, Cl A	8,100	5,469
Xiamen C & D, Cl A	2,600	2,898
Xinjiang Goldwind Science & Technology, Cl A	3,547	5,431
Yunda Holding, Cl A	1,500	5,788

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued Industrials — continued
Zhejiang Chint Electrics, Cl A	2,200	$7,630
Zhejiang Dingli Machinery, Cl A	350	3,177
Zhejiang Expressway, Cl H	24,140	19,834
Zhejiang Sanhua Intelligent Controls, Cl A	2,900	7,847
Zhejiang Weixing New Building Materials, Cl A	1,600	2,581
Zhengzhou Yutong Bus, Cl A	2,300	4,722
Zhongji Innolight, Cl A	600	4,173
Zoomlion Heavy Industry Science and Technology, Cl A	6,600	5,409
ZTO Express Cayman ADR	5,353	116,267
TOTAL CHINA		1,165,877

HONG KONG— 37.4%
Industrials — 37.4%
A-Living Services, Cl H	7,250	24,322
AviChina Industry & Technology, Cl H	42,090	17,671
Beijing Capital International Airport, Cl H	28,531	23,075
BOC Aviation	3,520	32,548
China Conch Venture Holdings	27,400	122,269
China Eastern Airlines, Cl H	31,000	14,292
China Everbright International	62,250	44,574
China Merchants Holdings International	23,031	35,711
China State Construction International Holdings	33,810	27,040
Citic Pacific	98,300	111,530
COSCO Pacific	29,530	20,993
Country Garden Services Holdings	20,300	66,404
Greentown Service Group	18,600	19,738
Shanghai Industrial Holdings	7,939	14,069
Shenzhen Expressway, Cl H	12,000	15,578
Shenzhen International Holdings	16,406	32,960
Sinotrans, Cl H	34,900	10,787

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued Industrials — continued
Xinjiang Goldwind Science & Technology, Cl H	12,971	$13,748
Zhuzhou CRRC Times Electric, Cl H	9,223	31,239
Zoomlion Heavy Industry Science and Technology	23,800	17,686
TOTAL HONG KONG		696,234
TOTAL COMMON STOCK
(Cost $2,242,296)		1,862,111
TOTAL INVESTMENTS — 100.1%
(Cost $2,242,296)		$1,862,111

Percentages are based on Net Assets of $1,859,764.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,538,617	$323,494	$—	$1,862,111
Total Investments in Securities	$1,538,617	$323,494	$—	$1,862,111

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 100.0% CHINA— 86.3% Materials — 86.3%
Aluminum Corp of China, Cl A *	26,800	$11,505
Aluminum Corp of China, Cl H *	161,239	47,760
Angang Steel, Cl A	15,010	5,917
Anhui Conch Cement, Cl A	600	3,747
Anhui Conch Cement, Cl H	20,800	134,204
Baoshan Iron & Steel, Cl A	36,700	25,925
BBMG, Cl A	19,900	8,802
BBMG, Cl H	108,640	29,381
Beijing Oriental Yuhong Waterproof Technology, Cl A	3,100	10,957
Beijing Sanju Environmental Protection and New Material, Cl A	4,900	3,952
China Hongqiao Group	74,300	36,744
China Jushi, Cl A	7,200	9,366
China Molybdenum, Cl A	34,900	18,705
China Molybdenum, Cl H	153,554	57,349
China National Building Material, Cl H	138,400	133,857
China Northern Rare Earth Group High-Tech, Cl A	7,600	10,025
China Zhongwang Holdings	78,300	26,218
Ganfeng Lithium, Cl A	2,900	16,362
GEM, Cl A	8,700	6,530
Guangdong HEC Technology Holding, Cl A	6,200	7,428
Hengli Petrochemical, Cl A	11,620	25,804
Hengyi Petrochemical, Cl A	5,600	9,995
Hesteel, Cl A	24,000	7,524
Huaxin Cement, Cl A	2,800	7,795
Hunan Valin Steel, Cl A *	8,800	5,071
Inner Mongolia BaoTou Steel Union, Cl A	92,900	15,107
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	17,300	6,572
Jiangsu Yangnong Chemical, Cl A	600	5,036

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued Materials — continued
Jiangxi Copper, Cl A	4,200	$8,267
Jiangxi Copper, Cl H	47,091	55,916
Jinduicheng Molybdenum, Cl A	7,600	7,208
Lomon Billions Group, Cl A	4,200	8,846
Luxi Chemical Group, Cl A	3,100	3,896
Maanshan Iron & Steel, Cl A	16,900	6,244
Maanshan Iron & Steel, Cl H	43,125	15,329
Nanjing Iron & Steel, Cl A	9,400	3,950
Pangang Group Vanadium Titanium & Resources, Cl A *	17,700	6,033
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	8,600	12,866
Sansteel Minguang Fujian, Cl A	5,100	5,613
Shandong Gold Mining, Cl A	5,200	21,965
Shandong Hualu Hengsheng Chemical, Cl A	3,300	7,818
Shandong Nanshan Aluminum, Cl A	24,600	7,169
Shandong Sinocera Functional Material, Cl A	2,000	6,387
Shandong Sun Paper Industry JSC, Cl A	5,300	6,405
Shanxi Taigang Stainless Steel, Cl A	11,800	5,910
Shanying International Holding, Cl A	9,600	4,184
Shenghe Resources Holding, Cl A	3,700	3,899
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	10,100	5,334
Sichuan Hebang Biotechnology	18,600	3,557
Sinopec Shanghai Petrochemical, Cl A	12,400	6,259
Sinopec Shanghai Petrochemical, Cl H	145,350	37,250
Tangshan Jidong Cement, Cl A	2,800	5,573
Tianqi Lithium, Cl A	3,250	13,031
Tongkun Group, Cl A	3,800	7,000
Tongling Nonferrous Metals Group, Cl A	29,800	8,568
Transfar Zhilian, Cl A	6,700	6,188
Wanhua Chemical Group, Cl A	6,200	41,869
Weihai Guangwei Composites, Cl A	1,100	6,711
Xiamen Tungsten, Cl A	2,900	4,716

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued Materials — continued
Xinjiang Zhongtai Chemical, Cl A	4,500	$3,630
Xinxing Ductile Iron Pipes, Cl A	8,300	4,146
Xinyu Iron & Steel, Cl A	6,700	4,105
Yintai Gold, Cl A	4,100	6,608
Yunnan Energy New Material	1,400	10,764
Yunnan Tin, Cl A *	3,500	4,808
Zhaojin Mining Industry	43,584	49,450
Zhejiang Huayou Cobalt, Cl A	2,630	16,149
Zhejiang Jiahua Energy Chemical Industry, Cl A	3,000	3,891
Zhejiang Juhua, Cl A	5,700	5,168
Zhejiang Longsheng Group, Cl A	8,200	14,262
Zhongjin Gold, Cl A	9,400	9,917
Zijin Mining Group, Cl A	38,800	21,654
Zijin Mining Group, Cl H	215,359	94,576
TOTAL CHINA		1,280,727

HONG KONG— 13.7%
Materials — 13.7%
China Lumena New Materials *(A)(B)(C)	1,950	—
China Resources Cement Holdings	89,200	100,976
Lee & Man Paper Manufacturing	57,900	40,490
Nine Dragons Paper Holdings	63,670	60,842
TOTAL HONG KONG		202,308
TOTAL COMMON STOCK
(Cost $1,760,310)		1,483,035
TOTAL INVESTMENTS — 100.0%
(Cost $1,760,310)		$1,483,035

Percentages are based on Net Assets of $1,483,562.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020 was $0 and represents 0.0% of net assets.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Materials ETF

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,117,967	$365,068	$—	$1,483,035
Total Investments in Securities	$1,117,967	$365,068	$—	$1,483,035

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 100.0% CHINA— 77.9% Communication Services — 77.9%
58.com ADR *	12,824	$713,271
Autohome ADR *	8,720	666,906
Baidu ADR *	14,974	1,850,187
Beijing Enlight Media, Cl A	215,400	296,188
China Film, Cl A	187,281	336,460
China South Publishing & Media Group, Cl A	216,172	344,213
China United Network Communications, Cl A	591,400	434,687
Chinese Universe Publishing and Media Group, Cl A	173,150	323,688
CITIC Guoan Information Industry, Cl A	609,500	272,759
Focus Media Information Technology, Cl A	547,900	419,107
G-bits Network Technology Xiamen, Cl A	7,700	373,133
Giant Network Group, Cl A	162,400	382,394
iQIYI ADR * (A)	30,479	677,853
JOYY ADR *	9,692	586,657
Mango Excellent Media, Cl A	99,220	593,621
Momo ADR	18,768	574,301
NanJi E-Commerce, Cl A *	201,000	268,281
NetEase ADR	4,996	1,602,517
Oriental Pearl Group, Cl A	323,300	446,660
Perfect World, Cl A	100,440	620,520
SINA *	15,456	598,765
Tencent Holdings	43,135	2,072,062
Tencent Music Entertainment Group ADR *	367	4,657
Wanda Film Holding, Cl A	145,800	327,944
Weibo ADR *	12,332	525,590
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	165,751	698,847
Youzu Interactive, Cl A	140,100	504,852
TOTAL CHINA		16,516,120

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Communication Services ETF

	Shares/Face Amount	Value
COMMON STOCK — continued HONG KONG— 20.8% Communication Services — 20.8%
Alibaba Pictures Group *	3,173,200	$453,612
China Literature *	1,100	4,611
China Mobile	226,500	1,872,697
China Telecom, Cl H	1,759,700	688,932
China Tower, Cl H	3,617,000	759,277
China Unicom Hong Kong	757,200	637,753
National Agricultural Holdings *(B)(C)(D)	204,200	313
TOTAL HONG KONG		4,417,195

SOUTH KOREA— 1.3%
Communication Services — 1.3%
HUYA ADR *	15,664	280,072
TOTAL COMMON STOCK
(Cost $21,778,529)		21,213,386

SHORT-TERM INVESTMENT(E)(F) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 1.460%
(Cost $26,504)	26,504	26,504

REPURCHASE AGREEMENT(E) — 0.4%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $87,563 (collateralized by U.S. Treasury Obligations, ranging in par value $3,404 - $17,184, 2.125%, 08/15/2021, with a total market value of $89,324)
(Cost $87,552)	$87,552	87,552
TOTAL INVESTMENTS — 100.5%
(Cost $21,892,585)		$21,327,443

Percentages are based on Net Assets of $21,214,025.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Communication Services ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $110,288.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $313 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020 was $313 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $114,056.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$18,954,233	$2,258,841	$313	$21,213,387
Short-Term Investment	26,504	—	—	26,504
Repurchase Agreement	—	87,552	—	87,552
Total Investments in Securities	$18,980,737	$2,346,393	$313	$21,327,443

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9% CHINA— 55.8% Consumer Staples — 55.8%
Angel Yeast, Cl A	2,854	$10,385
Anhui Gujing Distillery, Cl A	1,276	23,771
Anhui Kouzi Distillery, Cl A	2,100	13,933
Beijing Dabeinong Technology Group, Cl A	49,400	37,595
Beijing Shunxin Agriculture, Cl A	2,497	17,021
Beijing Yanjing Brewery, Cl A	9,900	8,127
By-health, Cl A	5,600	12,239
Chongqing Brewery, Cl A	1,672	10,421
Chongqing Fuling Zhacai Group, Cl A	2,800	8,578
Foshan Haitian Flavouring & Food, Cl A	8,761	122,190
Fujian Sunner Development, Cl A	3,600	9,811
Guangdong Haid Group, Cl A	5,291	23,437
Heilongjiang Agriculture, Cl A	6,500	8,287
Henan Shuanghui Investment & Development, Cl A	15,340	58,391
Hengan International Group	42,000	308,310
Inner Mongolia Yili Industrial Group, Cl A	25,029	99,765
Jiangsu King's Luck Brewery JSC, Cl A	4,200	16,861
Jiangsu Yanghe Brewery Joint-Stock, Cl A	6,344	88,439
Jiangxi Zhengbang Technology, Cl A	8,400	15,124
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	2,700	13,298
Juewei Food, Cl A	2,100	10,430
Kweichow Moutai, Cl A	2,104	288,163
Laobaixing Pharmacy Chain JSC, Cl A	1,100	10,518
Luzhou Laojiao, Cl A	7,047	75,769
Muyuan Foodstuff, Cl A	7,600	80,756
New Hope Liuhe, Cl A	22,400	52,861
Shanghai Jahwa United, Cl A	2,400	8,883
Shanxi Xinghuacun Fen Wine Factory, Cl A	4,849	57,833
Sichuan Swellfun, Cl A	1,668	11,151
Tech-Bank Food, Cl A	4,000	5,183
Toly Bread, Cl A	1,900	9,474
Tongwei, Cl A	27,600	48,615
Tsingtao Brewery, Cl A	2,400	15,089

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued Consumer Staples — continued
Want Want China Holdings	296,000	$245,876
Wens Foodstuffs Group	20,387	86,673
Wuliangye Yibin, Cl A	12,306	201,969
Yifeng Pharmacy Chain, Cl A	1,273	13,745
Yonghui Superstores, Cl A	49,200	48,452
Yuan Longping High-tech Agriculture, Cl A	4,800	11,221
TOTAL CHINA		2,188,644

HONG KONG— 44.1%
Consumer Staples — 44.1%
China Agri-Industries Holdings	291,100	156,330
China Mengniu Dairy	100,000	370,901
China Resources Beer Holdings	68,000	317,454
Dali Foods Group	151,000	106,761
Sun Art Retail Group	151,700	181,104
Tingyi Cayman Islands Holding	114,600	194,225
Tsingtao Brewery, Cl H	25,200	140,525
Uni-President China Holdings	98,400	100,872
Yihai International Holding	28,640	162,843
TOTAL HONG KONG		1,731,015
TOTAL COMMON STOCK
(Cost $3,977,882)		3,919,659
TOTAL INVESTMENTS — 99.9%
(Cost $3,977,882)		$3,919,659

Percentages are based on Net Assets of $3,925,246.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,102,166	$817,493	$—	$3,919,659
Total Investments in Securities	$3,102,166	$817,493	$—	$3,919,659

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Consumer Staples ETF

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 100.1% CHINA— 23.9% Health Care — 23.9%
Aier Eye Hospital Group, Cl A	5,630	$29,296
Asymchem Laboratories Tianjin, Cl A	300	5,933
Autobio Diagnostics, Cl A	400	5,906
Beijing SL Pharmaceutical, Cl A	1,800	3,325
Beijing Tiantan Biological Products, Cl A	1,500	6,112
Beijing Tongrentang, Cl A	3,940	14,018
Betta Pharmaceuticals, Cl A	600	5,721
BGI Genomics, Cl A	600	6,205
Changchun High & New Technology Industry Group, Cl A	300	19,436
Chengdu Kanghong Pharmaceutical Group, Cl A	1,000	4,976
China National Accord Medicines, Cl A	500	3,218
China National Medicines, Cl A	1,000	3,851
China Resources Double Crane Pharmaceutical, Cl A	1,800	3,224
China Resources Sanjiu Medical & Pharmaceutical, Cl A	1,400	6,513
Chongqing Zhifei Biological Products, Cl A	2,200	17,055
Dong-E-E-Jiao, Cl E	1,900	8,436
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	3,900	19,117
Guangzhou Kingmed Diagnostics Group, Cl A	600	3,938
Guizhou Bailing Group Pharmaceutical, Cl A	2,600	3,068
Hangzhou Tigermed Consulting, Cl A	1,216	11,589
Huadong Medicine, Cl A	4,980	13,508
Hualan Biological Engineering, Cl A	2,300	10,798
Hubei Jumpcan Pharmaceutical, Cl A	1,000	3,390
Jafron Biomedical, Cl A	600	6,305
Jiangsu Hengrui Medicine, Cl A	8,200	93,862
Jiangsu Yuyue Medical Equipment & Supply, Cl A	1,300	4,128

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued Health Care — continued
Jilin Aodong Pharmaceutical Group, Cl A	1,500	$3,187
Jinyu Bio-Technology, Cl A	1,600	4,196
Joincare Pharmaceutical Group Industry, Cl A	2,500	3,376
Jointown Pharmaceutical Group, Cl A	5,500	11,777
Lepu Medical Technology Beijing, Cl A	3,000	12,454
Livzon Pharmaceutical Group, Cl A	800	3,950
Meinian Onehealth Healthcare Holdings, Cl A	10,920	19,988
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	900	5,824
Ovctek China, Cl A	600	4,073
Shandong Buchang Pharmaceuticals, Cl A	3,310	8,952
Shanghai Fosun Pharmaceutical Group, Cl A	3,400	11,580
Shanghai Pharmaceuticals Holding, Cl A	2,900	7,134
Shenzhen Hepalink Pharmaceutical Group, Cl A	1,500	4,449
Shenzhen Kangtai Biological Products, Cl A .	1,043	13,598
Shenzhen Mindray Bio-Medical Electronics, Cl A	702	17,140
Shenzhen Salubris Pharmaceuticals, Cl A	2,500	6,036
Shijiazhuang Yiling Pharmaceutical, Cl A	2,000	4,223
Sichuan Kelun Pharmaceutical, Cl A	4,200	13,660
Tasly Pharmaceutical Group, Cl A	4,500	9,168
Tonghua Dongbao Pharmaceutical, Cl A	6,000	9,491
Topchoice Medical, Cl A	500	6,667
Walvax Biotechnology, Cl A	2,400	8,811
Winning Health Technology Group, Cl A	2,300	4,766
WuXi AppTec, Cl A	2,600	32,400
Yifan Pharmaceutical, Cl A	1,800	4,192
Yunnan Baiyao Group, Cl A	3,110	35,037
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,300	21,781
Zhejiang Conba Pharmaceutical, Cl A	3,500	2,764
Zhejiang Huahai Pharmaceutical, Cl A	1,900	4,323

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued Health Care — continued
Zhejiang NHU, Cl A	3,500	$10,732
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	800	5,035
TOTAL CHINA		623,692

HONG KONG— 76.2%
Health Care — 76.2%
3SBio *	49,000	62,978
Alibaba Health Information Technology *	127,300	179,681
China Medical System Holdings	53,500	71,930
China Resources Pharmaceutical Group	66,700	56,092
China Traditional Chinese Medicine Holdings	104,300	48,625
CSPC Pharmaceutical Group	87,500	194,947
Genscript Biotech *	36,300	84,335
Hansoh Pharmaceutical Group *	14,000	50,484
Hutchison China MediTech ADR *	2,550	62,602
Innovent Biologics *	23,100	89,249
Luye Pharma Group	56,300	36,543
Ping An Healthcare and Technology *	9,800	84,624
Shandong Weigao Group Medical Polymer, Cl H	75,400	90,209
Shanghai Fosun Pharmaceutical Group, Cl H	21,900	58,946
Shanghai Pharmaceuticals Holding, Cl H	34,800	65,074
Sino Biopharmaceutical	163,400	219,271
Sinopharm Group, Cl H	46,900	154,021
SSY Group	66,700	61,590
WuXi AppTec, Cl H	6,100	74,395
Wuxi Biologics Cayman *	18,840	241,295
TOTAL HONG KONG		1,986,891
TOTAL COMMON STOCK
(Cost $2,373,153)		2,610,583
TOTAL INVESTMENTS — 100.1%
(Cost $2,373,153)		$2,610,583

Percentages are based on Net Assets of $2,607,693.

* Non-income producing security.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Health Care ETF

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,317,732	$292,851	$—	$2,610,583
Total Investments in Securities	$2,317,732	$292,851	$—	$2,610,583

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.9% CHINA— 48.6% Information Technology — 48.6%
360 Security Technology, Cl A	15,559	$49,732
Accelink Technologies, Cl A	3,600	13,839
Aisino, Cl A	22,800	67,923
AVIC Jonhon Optronic Technology, Cl A	5,900	28,683
Beijing Shiji Information Technology, Cl A	10,800	52,771
Beijing Sinnet Technology, Cl A	6,100	16,823
BOE Technology Group, Cl A	279,200	171,437
Chaozhou Three-Circle Group, Cl A	18,100	54,651
China Greatwall Technology Group, Cl A	16,200	29,884
China National Software & Service, Cl A	2,400	22,573
China TransInfo Technology, Cl A	6,000	17,726
Dawning Information Industry, Cl A	3,700	20,048
DHC Software, Cl A	39,700	71,891
Fiberhome Telecommunication Technologies, Cl A	4,900	16,574
Foxconn Industrial Internet, Cl A	37,200	96,788
GCL System Integration Technology, Cl A *	24,100	18,466
GDS Holdings ADR *	9,576	495,176
Gigadevice Semiconductor Beijing, Cl A	1,800	66,268
Glodon, Cl A	6,000	31,222
GoerTek, Cl A	40,700	125,008
GRG Banking Equipment, Cl A	12,100	15,946
Guangzhou Haige Communications Group, Cl A	28,700	44,505
Hangzhou Hikvision Digital Technology, Cl A	73,200	342,815
Hangzhou Silan Microelectronics, Cl A	6,200	13,671
Hengtong Optic-electric, Cl A	23,900	51,550
Holitech Technology, Cl A	20,500	16,268
Hubei Kaile Science & Technology, Cl A	8,400	13,987
Hundsun Technologies, Cl A	9,670	111,570
Hytera Communications, Cl A	12,000	12,832

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued Information Technology — continued
Iflytek	22,700	$103,918
Inspur Electronic Information Industry, Cl A	7,100	31,524
Kingdee International Software Group	366,800	397,746
Kingsoft	133,000	408,510
Lens Technology, Cl A	37,300	100,347
Leyard Optoelectronic, Cl A	14,600	14,359
Lingyi iTech Guangdong, Cl A *	36,100	60,864
LONGi Green Energy Technology, Cl A	36,050	136,238
Luxshare Precision Industry, Cl A	44,350	260,494
NAURA Technology Group, Cl A	2,400	36,998
Newland Digital Technology, Cl A	6,200	15,059
Ninestar, Cl A	13,200	66,971
O-film Tech, Cl A	33,600	78,329
Sanan Optoelectronics, Cl A	45,800	134,416
Sangfor Technologies, Cl A	2,200	44,075
Shanghai 2345 Network Holding Group, Cl A	74,710	30,712
Shanghai Baosight Software, Cl A	3,600	17,618
Shengyi Technology, Cl A	13,300	42,079
Shennan Circuits, Cl A	1,900	43,871
Shenzhen Goodix Technology, Cl A	2,400	105,548
Shenzhen Kingdom Sci-Tech, Cl A	4,900	13,087
Shenzhen Sunway Communication, Cl A	4,900	28,048
Suzhou Dongshan Precision Manufacturing, Cl A	17,000	63,471
Tianjin Zhonghuan Semiconductor, Cl A	12,100	24,682
Tianma Microelectronics, Cl A	25,300	54,438
Travelsky Technology, Cl H	151,000	329,423
Tunghsu Optoelectronic Technology, Cl A	73,600	29,203
Unigroup Guoxin Microelectronics, Cl A	2,400	17,434
Unisplendour, Cl A	11,867	51,038
Universal Scientific Industrial Shanghai, Cl A	6,000	15,431
Venustech Group, Cl A	3,700	18,864
Visionox Technology, Cl A *	6,100	12,300

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued Information Technology — continued
Wangsu Science & Technology, Cl A	29,100	$31,042
Westone Information Industry, Cl A	3,700	12,380
Will Semiconductor, Cl A	3,600	86,898
Wuhan Guide Infrared, Cl A	4,900	19,805
WUS Printed Circuit Kunshan, Cl A	8,600	26,817
Wuxi Lead Intelligent Equipment, Cl A	9,600	54,938
Yealink Network Technology, Cl A	2,400	25,627
Yonyou Network Technology, Cl A	21,720	92,001
Zhejiang Dahua Technology, Cl A	37,300	97,630
ZTE, Cl A *	29,000	147,774
ZTE, Cl H	121,200	395,680
TOTAL CHINA		5,868,314

HONG KONG— 51.3%
Information Technology — 51.3%
AAC Technologies Holdings	106,700	766,080
BYD Electronic International	121,500	238,465
China Railway Signal & Communication, Cl H	299,800	145,558
Hua Hong Semiconductor	93,100	226,848
Kingboard Holdings	108,000	287,911
Kingboard Laminates Holdings	199,500	207,082
Legend Holdings, Cl H	43,550	81,436
Lenovo Group	1,049,000	693,038
Semiconductor Manufacturing International *	448,700	826,336
Sunny Optical Technology Group	61,260	999,580
Xiaomi, Cl B *	900,500	1,335,981
Xinyi Solar Holdings	529,400	374,983
TOTAL HONG KONG		6,183,298
TOTAL COMMON STOCK
(Cost $12,681,328)		12,051,612
TOTAL INVESTMENTS — 99.9%
(Cost $12,681,328)		$12,051,612

Percentages are based on Net Assets of $12,062,642.

* Non-income producing security.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Information Technology ETF

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,877,612	$1,174,000	$—	$12,051,612
Total Investments in Securities	$10,877,612	$1,174,000	$—	$12,051,612

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 93.3% CHINA— 26.2% Real Estate — 26.2%
Beijing Capital Development, Cl A	1,900	$1,834
China Enterprise	3,200	1,898
China Fortune Land Development, Cl A	3,200	10,990
China Merchants Shekou Industrial Zone Holdings, Cl A	6,700	15,802
China Vanke, Cl A	2,000	7,540
China Vanke, Cl H	57,100	202,960
Country Garden Holdings	328,300	421,109
Financial Street Holdings, Cl A	6,300	6,147
Gemdale, Cl A	6,500	11,136
Grandjoy Holdings Group, Cl A	2,000	1,650
Greenland Holdings Group, Cl A	11,300	9,540
Jiangsu Zhongnan Construction Group, Cl A	1,800	2,175
Jinke Properties Group, Cl A	10,400	9,660
Kaisa Group Holdings	178,700	75,255
Longfor Group Holdings	92,500	394,306
Oceanwide Holdings, Cl A	7,300	4,340
Poly Developments and Holdings Group, Cl A	10,400	20,741
RiseSun Real Estate Development, Cl A	7,300	8,604
Seazen Holdings, Cl A	2,500	11,058
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	26,000	22,407
Shanghai Zhangjiang High-Tech Park Development, Cl A	2,200	4,150
Shui On Land	308,400	61,959
Sichuan Languang Development, Cl A	2,200	1,966
Tahoe Group, Cl A	2,500	1,825
Xinhu Zhongbao, Cl A	18,100	8,265
Yango Group, Cl A	2,100	1,959
TOTAL CHINA		1,319,276

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued HONG KONG— 67.1% Real Estate — 67.1%
Agile Group Holdings	85,400	$113,721
China Aoyuan Group	78,100	105,811
China Evergrande Group	89,800	200,766
China Jinmao Holdings Group	293,600	198,887
China Overseas Land & Investment	138,600	450,701
China Resources Land	107,500	452,710
CIFI Holdings Group	171,300	119,570
Guangzhou R&F Properties	83,200	126,864
KWG Group Holdings	86,500	113,404
Logan Property Holdings	83,600	127,905
Seazen Group	136,000	138,015
Shenzhen Investment	214,300	74,516
Shimao Property Holdings	63,000	205,676
Sino-Ocean Group Holding	218,500	79,353
SOHO China	174,700	67,046
Sunac China Holdings	98,900	483,999
Wharf Holdings	48,600	120,923
Yuexiu Property	461,300	93,271
Yuzhou Properties	144,800	67,506
Zhenro Properties Group	62,600	38,778
TOTAL HONG KONG		3,379,422
TOTAL COMMON STOCK
(Cost $4,539,587)		4,698,698
TOTAL INVESTMENTS — 93.3%
(Cost $4,539,587)		$4,698,698

Percentages are based on Net Assets of $5,036,892.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Real Estate ETF

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,594,713	$103,985	$—	$4,698,698
Total Investments in Securities	$4,594,713	$103,985	$—	$4,698,698

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.7% CHINA— 45.7% Utilities — 45.7%
CGN Power, Cl H	263,600	$65,179
Chengdu Xingrong Environment, Cl A	17,700	10,247
China Longyuan Power Group, Cl H	112,200	66,757
China National Nuclear Power, Cl A	33,200	20,947
China Yangtze Power, Cl A	39,100	87,233
Datang International Power Generation, Cl H	178,000	31,176
ENN Energy Holdings	12,430	145,833
GD Power Development, Cl A	61,100	17,646
Huadian Power International, Cl A	30,000	13,816
Huadian Power International, Cl H	94,800	31,377
Huaneng Power International, Cl A	17,100	12,035
Huaneng Power International, Cl H	117,500	55,838
Hubei Energy Group, Cl A	22,400	11,161
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	32,200	10,640
SDIC Power Holdings, Cl A	19,800	21,019
Shanghai Electric Power, Cl A	12,400	12,034
Shenergy, Cl A	22,000	15,855
Shenzhen Energy Group, Cl A	17,100	13,147
Sichuan Chuantou Energy, Cl A	15,700	18,607
TOTAL CHINA		660,547
HONG KONG— 54.0%
Utilities — 54.0%
Beijing Enterprises Holdings	15,000	65,970
Beijing Enterprises Water Group	138,100	62,070
China Gas Holdings	31,400	124,550
China Power International Development	206,900	40,235
China Resources Gas Group	23,750	125,710
China Resources Power Holdings	51,600	69,643
Guangdong Investment	62,600	127,701

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — continued Utilities — continued
Huaneng Renewables, Cl H	173,600	$71,318
Kunlun Energy	76,500	59,900
Towngas China	52,800	32,843
TOTAL HONG KONG		779,940
TOTAL COMMON STOCK
(Cost $1,495,799)		1,440,487
TOTAL INVESTMENTS — 99.7%
(Cost $1,495,799)		$1,440,487

Percentages are based on Net Assets of $1,445,216.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,210,655	$229,832	$—	$1,440,487
Total Investments in Securities	$1,210,655	$229,832	$—	$1,440,487

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — 99.9% CHINA— 55.7% Communication Services — 15.9%
Baidu ADR *	645	$79,696
NetEase ADR	198	63,510
Tencent Holdings	6,080	292,064
		435,270
Consumer Discretionary — 19.6%
Alibaba Group Holding ADR *	1,351	279,102
JD.com ADR *	1,779	67,051
New Oriental Education & Technology Group ADR *	422	51,294
TAL Education Group ADR *	1,027	51,247
Trip.com Group ADR *	1,281	41,159
Yum China Holdings	1,116	48,066
		537,919
Consumer Staples — 6.8%
Foshan Haitian Flavouring & Food, Cl A	1,600	22,315
Kweichow Moutai, Cl A	779	106,692
Wens Foodstuffs Group	4,000	17,005
Wuliangye Yibin, Cl A	2,505	41,113
		187,125
Energy — 1.0%
PetroChina, Cl H	62,700	27,858
Financials — 5.5%
Bank of Communications, Cl A	28,200	20,067
China Minsheng Banking, Cl A	25,900	20,486
CITIC Securities, Cl A	7,300	22,697
Industrial Bank, Cl A	13,900	33,616
Ping An Bank, Cl A	12,500	25,270
Shanghai Pudong Development Bank, Cl A	20,000	29,531
		151,667
Health Care — 1.3%
Jiangsu Hengrui Medicine, Cl A	3,080	35,256
Industrials — 0.8%
China State Construction Engineering, Cl A	30,000	21,348

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued Information Technology — 1.1%
Hangzhou Hikvision Digital Technology, Cl A	6,600	$30,910
Real Estate — 1.8%
China Vanke, Cl A	6,800	25,636
Country Garden Holdings	18,700	23,986
		49,622
Utilities — 1.9%
China Yangtze Power, Cl A	14,000	31,235
ENN Energy Holdings	1,800	21,118
		52,353
TOTAL CHINA		1,529,328

HONG KONG— 44.2%
Communication Services — 5.0%
China Mobile	13,960	115,421
China Tower, Cl H	98,700	20,719
		136,140
Consumer Discretionary — 3.6%
ANTA Sports Products	2,000	17,553
Geely Automobile Holdings	10,000	16,150
Meituan Dianping, Cl B *	2,300	29,413
Shenzhou International Group Holdings	2,700	36,094
		99,210
Consumer Staples — 1.4%
China Mengniu Dairy	10,300	38,203
Energy — 3.8%
China Petroleum & Chemical, Cl H	68,700	36,540
CNOOC	44,700	68,274
		104,814
Financials — 23.3%
Agricultural Bank of China, Cl H	82,500	32,087
Bank of China, Cl H	195,400	76,249
China Construction Bank, Cl H	204,800	156,931
China Life Insurance, Cl H	21,350	51,802
China Merchants Bank, Cl H	11,150	54,422
China Pacific Insurance Group, Cl H	8,550	28,794

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued Financials — continued
Industrial & Commercial Bank of China, Cl H	148,700	$99,963
Ping An Insurance Group of China, Cl H	12,140	138,677
		638,925
Health Care — 1.4%
CSPC Pharmaceutical Group	9,000	20,052
Sino Biopharmaceutical	13,000	17,445
		37,497
Information Technology — 1.3%
Sunny Optical Technology Group	2,240	36,550
Real Estate — 4.4%
China Overseas Land & Investment	12,000	39,022
China Resources Land	9,400	39,586
Sunac China Holdings	8,650	42,332
		120,940
TOTAL HONG KONG		1,212,279
TOTAL COMMON STOCK
(Cost $2,605,417)		2,741,607
TOTAL INVESTMENTS — 99.9%
(Cost $2,605,417)		$2,741,607

Percentages are based on Net Assets of $2,745,148.

* Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI China Large-Cap 50 ETF

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,398,364	$343,243	$—	$2,741,607
Total Investments in Securities	$2,398,364	$343,243	$—	$2,741,607

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9% INDONESIA— 21.8% Communication Services — 3.4%
Telekomunikasi Indonesia Persero	3,147,000	$875,767
Consumer Discretionary — 2.5%
Astra International	1,370,481	637,316
Consumer Staples — 1.7%
Gudang Garam	31,300	127,848
Hanjaya Mandala Sampoerna	600,800	91,077
Unilever Indonesia	395,880	230,483
		449,408
Financials — 14.2%
Bank Central Asia	655,396	1,555,095
Bank Mandiri	1,254,080	693,395
Bank Negara Indonesia Persero	502,800	265,116
Bank Rakyat Indonesia Persero	3,590,900	1,172,861
		3,686,467
TOTAL INDONESIA		5,648,958

MALAYSIA— 17.8%
Communication Services — 2.2%
Axiata Group	305,088	320,126
DiGi.com	249,100	257,124
		577,250
Consumer Staples — 1.2%
Sime Darby Plantation	244,296	302,241
Financials — 9.1%
CIMB Group Holdings	475,775	572,370
Malayan Banking	406,931	837,098
Public Bank	210,199	954,051
		2,363,519
Health Care — 1.1%
IHH Healthcare	203,380	282,886

Schedule of Investments (Unaudited)	January 31, 2020

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued Materials — 1.1%
Petronas Chemicals Group	192,624	$290,957
Utilities — 3.1%
Tenaga Nasional	264,745	804,959
TOTAL MALAYSIA		4,621,812

PHILIPPINES— 4.2%
Industrials — 0.9%
Ayala	16,880	241,261
Real Estate — 3.3%
Ayala Land	475,000	388,747
SM Prime Holdings	618,700	473,489
		862,236
TOTAL PHILIPPINES		1,103,497

SINGAPORE— 31.7%
Communication Services — 4.7%
Singapore Telecommunications	505,404	1,221,945
Consumer Discretionary — 0.6%
Jardine Cycle & Carriage	6,818	145,961
Consumer Staples — 1.5%
Wilmar International	133,151	381,435
Financials — 22.3%
DBS Group Holdings	122,383	2,274,787
Oversea-Chinese Banking	234,866	1,863,579
United Overseas Bank	87,297	1,641,176
		5,779,542
Industrials — 0.9%
Singapore Airlines	35,043	219,516
Real Estate — 1.7%
CapitaLand	170,118	451,188
TOTAL SINGAPORE		8,199,587

Schedule of Investments (Unaudited)	January 31, 2020

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued THAILAND— 24.4% Communication Services — 1.9%
Advanced Info Service NVDR	75,661	$495,183
Consumer Staples — 3.1%
CP ALL NVDR	353,973	803,452
Energy — 6.7%
PTT NVDR	971,640	1,348,201
PTT Exploration & Production NVDR	94,010	375,497
		1,723,698
Financials — 4.9%
Bangkok Bank	15,200	70,221
Bangkok Bank NVDR	17,611	81,360
Kasikornbank NVDR	136,408	614,864
Siam Commercial Bank NVDR	163,131	512,892
		1,279,337
Health Care — 1.9%
Bangkok Dusit Medical Services NVDR	606,800	484,739
Industrials — 2.5%
Airports of Thailand NVDR	290,900	657,955
Materials — 3.4%
PTT Global Chemical NVDR	138,000	216,939
Siam Cement NVDR	57,026	654,967
		871,906
TOTAL THAILAND		6,316,270
TOTAL COMMON STOCK
(Cost $26,783,731)		25,890,124
TOTAL INVESTMENTS — 99.9%
(Cost $26,783,731)		$25,890,124

Percentages are based on Net Assets of $25,913,733.

NVDR — Non-Voting Depositary Receipt

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	January 31, 2020

Global X FTSE Southeast Asia ETF

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 87.5% CANADA— 2.6% Energy — 2.6%
Canacol Energy	568,547	$1,831,319

CHILE— 5.1%
Energy — 2.6%
Empresas COPEC	205,890	1,835,881
Utilities — 2.5%
Enel Americas	9,185,430	1,809,016
TOTAL CHILE		3,644,897

COLOMBIA— 78.1%
Consumer Staples — 4.3%
Grupo Nutresa	425,205	3,073,846
Energy — 13.5%
Ecopetrol ADR	513,781	9,504,949
Financials — 39.7%
Banco de Bogota	89,357	2,321,944
BanColombia	372,489	4,615,533
BanColombia ADR	214,890	11,275,278
Financiera Colombiana *	294,183	2,791,477
Grupo Aval Acciones y Valores ADR	309,600	2,616,120
Grupo de Inversiones Suramericana	473,197	4,421,046
		28,041,398
Materials — 8.1%
Cementos Argos	1,106,527	2,099,948
Cemex Latam Holdings *	1,122,796	1,373,561
Grupo Argos	437,171	2,231,135
		5,704,644
Utilities — 12.5%
Celsia ESP	1,779,889	2,356,695
Grupo Energia Bogota ESP	4,941,637	3,455,488
Interconexion Electrica	548,434	3,010,338
		8,822,521

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COLOMBIA		$55,147,358

UNITED STATES— 1.7%
Materials — 1.7%
Tecnoglass	155,530	1,177,362
TOTAL COMMON STOCK
(Cost $61,923,901)		61,800,936

PREFERRED STOCK — 12.3%

COLOMBIA— 12.3%
Financials — 7.8%
Banco Davivienda(A)	238,560	3,202,578
Grupo Aval Acciones y Valores(A)	1,431,941	606,214
Grupo de Inversiones Suramericana(A)	207,548	1,690,658
		5,499,450
Industrials — 2.1%
Avianca Holdings(A)	2,444,906	1,438,369
Materials — 2.4%
Cementos Argos(A)	606,382	915,314
Grupo Argos(A)	208,971	793,163
		1,708,477
TOTAL COLOMBIA		8,646,296
TOTAL PREFERRED STOCK
(Cost $9,401,449)		8,646,296
TOTAL INVESTMENTS — 99.8%
(Cost $71,325,350)		$70,447,232

Percentages are based on Net Assets of $70,598,918.

*	Non-income producing security.
(A)	There is currently no stated rate.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Colombia ETF

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 97.2% ARGENTINA— 83.2% Communication Services — 4.4%
Telecom Argentina ADR	280,191	$3,160,554
Consumer Discretionary — 27.4%
Despegar.com *	188,670	2,794,203
MercadoLibre * (A)	25,580	16,959,540
		19,753,743
Consumer Staples — 3.8%
Adecoagro * (A)	362,002	2,704,155
Energy — 8.1%
Transportadora de Gas del Sur ADR (A)	330,013	2,042,780
YPF ADR (A)	405,555	3,808,161
		5,850,941
Financials — 15.1%
Banco BBVA Argentina ADR	450,171	2,106,800
Banco Macro ADR	120,456	3,694,386
Grupo Financiero Galicia ADR	265,721	3,813,096
Grupo Supervielle ADR (A)	445,747	1,288,209
		10,902,491
Information Technology — 11.1%
Globant *	65,125	7,990,838
Materials — 2.9%
Loma Negra Cia Industrial Argentina ADR *	298,010	2,056,269
Real Estate — 3.4%
Cresud SACIF y A ADR * (A)	209,828	1,179,234
IRSA Inversiones y Representaciones ADR *	144,848	770,591
IRSA Propiedades Comerciales ADR	39,300	501,075
		2,450,900
Utilities — 7.0%
Central Puerto ADR (A)	556,848	2,082,612
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	128,409	666,443
Pampa Energia ADR * (A)	173,713	2,287,800
		5,036,855
TOTAL ARGENTINA		59,906,746

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued CANADA— 3.2% Materials — 3.2%
SSR Mining *	125,786	$2,305,435
CHILE— 5.1%
Consumer Staples — 5.1%
Cencosud	1,486,052	1,837,301
Cia Cervecerias Unidas	205,872	1,816,438
TOTAL CHILE		3,653,739

UNITED KINGDOM— 0.6%
Energy — 0.6%
Phoenix Global Resources PLC *	2,258,911	448,143

UNITED STATES— 1.4%
Industrials — 1.4%
America Airports * (A)	200,301	1,039,562

URUGUAY— 3.7%
Consumer Discretionary — 3.7%
Arcos Dorados Holdings, Cl A	346,886	2,660,616
TOTAL COMMON STOCK
(Cost $98,974,738)		70,014,241

PREFERRED STOCK — 2.8%

CHILE— 2.8%
Consumer Staples — 2.8%
Embotelladora Andina (B)
(Cost $2,462,653)	764,342	1,994,915
TOTAL CHILE		1,994,915

SHORT-TERM INVESTMENT(C)(D) — 0.9%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $682,506)	682,506	682,506

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 3.1%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $2,254,817 (collateralized by U.S. Treasury Obligations, ranging in par value $87,651 - $442,502, 2.125%, 08/15/2021, with a total market value of $2,300,161)
(Cost $2,254,529)	$2,254,529	$2,254,529
TOTAL INVESTMENTS — 104.0%
(Cost $104,374,426)		$74,946,191

Percentages are based on Net Assets of $72,037,220.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,738,813.
(B)	There is currently no stated rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $2,937,035.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,014,241	$—	$—	$70,014,241
Preferred Stock	1,994,915	—	—	1,994,915
Short-Term Investment	682,506	—	—	682,506
Repurchase Agreement	—	2,254,529	—	2,254,529
Total Investments in Securities	$72,691,662	$2,254,529	$—	$74,946,191

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.3% BELGIUM— 3.6% Materials — 3.6%
Titan Cement International *	537,050	$10,986,682
GREECE— 89.3%
Communication Services — 13.9%
Hellenic Telecommunications Organization	2,868,456	42,914,309
Consumer Discretionary — 13.7%
FF Group *(A)(D)(E)	452,712	120,408
FF Group ADR *(A)	200,300	53,274
JUMBO	952,192	19,384,466
JUMBO ADR	340,000	6,921,618
OPAP	592,569	7,387,740
OPAP ADR (B)	1,404,900	8,346,511
		42,214,017
Consumer Staples — 1.8%
Sarantis	546,886	5,393,951
Energy — 7.7%
Hellenic Petroleum	885,861	7,765,372
Motor Oil Hellas Corinth Refineries	391,433	8,328,731
Motor Oil Hellas Corinth Refineries ADR	368,300	3,918,270
Tsakos Energy Navigation	1,163,993	3,608,378
		23,620,751
Financials — 30.5%
Alpha Bank AE *	16,568,774	33,307,943
Eurobank Ergasias *	30,934,964	28,574,286
Hellenic Exchanges - Athens Stock Exchange	987,968	5,123,997
National Bank of Greece *	4,074,472	13,022,272
Piraeus Bank * (B)	3,897,464	13,916,429
		93,944,927
Industrials — 10.2%
Aegean Airlines	558,231	5,184,157
Ellaktor *	2,227,909	4,221,956

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued Industrials — continued
GEK Terna Holding Real Estate Construction *	1,084,221	$9,852,622
Mytilineos Holdings	739,346	7,603,541
Mytilineos Holdings ADR ADR	426,200	4,383,083
		31,245,359
Real Estate — 3.2%
LAMDA Development *	1,084,014	9,718,597
Utilities — 8.3%
Athens Water Supply & Sewage	682,426	5,626,634
Holding ADMIE IPTO	2,051,701	5,263,629
Public Power * (B)	1,710,874	7,944,237
Terna Energy *	741,899	6,692,515
		25,527,015
TOTAL GREECE		274,578,926

MONACO— 3.0%
Energy — 3.0%
GasLog	663,518	4,299,597
GasLog Partners	493,902	5,057,556
TOTAL MONACO		9,357,153

UNITED STATES— 3.4%
Energy — 3.4%
Capital Product Partners (C)	317,506	3,968,825
Dorian LPG *	491,446	6,447,771
TOTAL UNITED STATES		10,416,596
TOTAL COMMON STOCK
(Cost $322,359,416)		305,339,357

SHORT-TERM INVESTMENT(F)(G) — 1.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $3,448,488)	3,448,488	3,448,488

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 3.7%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $11,392,887 (collateralized by U.S. Treasury Obligations, ranging in par value $442,871 - $2,235,826, 2.125%, 08/15/2021, with a total market value of $11,622,001)
(Cost $11,391,435)	$11,391,435	$11,391,435
TOTAL INVESTMENTS — 104.1%
(Cost $337,199,339)		$320,179,280

Percentages are based on Net Assets of $307,663,470.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $14,174,423.
(C)	Security considered Master Limited Partnership. At January 31, 2020, these securities amounted to $3,968,825 or 1.3% of net assets.
(D)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $120,408 and represented 0.0% of Net Assets.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020 was $120,408 and represents 0.0% of net assets.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $14,839,923.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$305,165,675	$—	$173,682	$305,339,357
Short-Term Investment	3,448,488	—	—	3,448,488
Repurchase Agreement	—	11,391,435	—	11,391,435
Total Investments in Securities	$308,614,163	$11,391,435	$173,682	$320,179,280

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Greece ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8% NORWAY— 99.4% Communication Services — 12.4%
Adevinta, Cl B *	55,337	$673,568
Schibsted, Cl B	54,749	1,556,146
Telenor	381,069	6,901,806
		9,131,520
Consumer Discretionary — 0.5%
Europris	84,684	307,765
XXL *	66,054	84,916
		392,681
Consumer Staples — 19.7%
Austevoll Seafood	56,725	554,155
Bakkafrost P/F	28,667	2,040,134
Grieg Seafood	27,795	426,372
Leroy Seafood Group	167,585	1,087,926
Mowi	225,590	5,389,021
Norway Royal Salmon	6,883	175,775
Orkla	354,660	3,424,325
Salmar	28,740	1,408,347
		14,506,055
Energy — 24.2%
Aker BP	60,738	1,721,101
Aker Solutions *	97,228	196,348
Borr Drilling * (A)	42,922	224,533
BW LPG	59,150	478,703
BW Offshore *	50,430	278,197
DNO International	409,755	410,031
Equinor	542,445	9,836,369
FLEX LNG (A)	13,383	109,325
Frontline	56,852	518,698
Hoegh LNG Holdings (A)	35,788	107,351
Kvaerner	63,900	70,709
Northern Drilling *	37,894	61,253

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued Energy — continued
Ocean Yield	44,446	$222,765
Odfjell Drilling *	53,600	142,231
Petroleum Geo-Services *	188,788	363,944
Subsea 7	138,773	1,493,144
TGS Nopec Geophysical	62,587	1,596,282
		17,830,984
Financials — 23.0%
Axactor * (A)	68,920	129,349
B2Holding	109,515	92,017
DnB	499,127	8,763,882
Gjensidige Forsikring	111,088	2,422,345
Norwegian Finance Holding *	61,580	629,642
Protector Forsikring *	45,742	205,342
Sbanken	41,421	315,001
Sparebank 1 Nord Norge	64,818	542,857
Sparebank 1 Oestlandet	17,937	189,726
SpareBank 1 SMN	74,661	822,925
SpareBank 1 SR-Bank	81,007	861,234
Storebrand	257,241	1,978,605
		16,952,925
Health Care — 1.0%
Aker, Cl A	13,465	747,179
Industrials — 5.0%
Kongsberg Gruppen	34,359	533,027
NEL, Cl A *	414,847	412,921
Norwegian Air Shuttle *	68,720	266,745
Stolt-Nielsen	19,580	252,774
TOMRA Systems	53,645	1,582,963
Veidekke	40,324	507,451
Wallenius Wilhelmsen, Cl B	59,027	157,528
		3,713,409

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued Information Technology — 1.6%
Atea	50,122	$650,328
Nordic Semiconductor *	85,815	546,480
		1,196,808
Materials — 8.2%
Borregaard	63,597	607,144
Elkem	68,702	173,063
Norsk Hydro	673,983	2,121,140
Yara International	86,751	3,156,533
		6,057,880
Real Estate — 2.4%
Entra	86,056	1,471,330
Selvaag Bolig (A)	47,158	270,123
		1,741,453
Utilities — 1.4%
Fjordkraft Holding	16,714	114,596
Scatec Solar	53,307	909,674
		1,024,270
TOTAL NORWAY		73,295,164

UNITED KINGDOM— 0.4%
Industrials — 0.4%
Golden Ocean Group	61,673	281,944
TOTAL COMMON STOCK
(Cost $89,462,183)		73,577,108

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $142,345)	142,345	142,345

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.6%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $470,271 (collateralized by U.S. Treasury Obligations, ranging in par value $18,281 - $92,290, 2.125%, 08/15/2021, with a total market value of $479,731)
(Cost $470,211)	$470,211	$470,211
TOTAL INVESTMENTS — 100.6%
(Cost $90,074,739)		$74,189,664

Percentages are based on Net Assets of $73,729,027.

*       Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $569,860.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $612,556.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,577,108	$—	$—	$73,577,108
Short-Term Investment	142,345	—	—	142,345
Repurchase Agreement	—	470,211	—	470,211
Total Investments in Securities	$73,719,453	$470,211	$—	$74,189,664

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 98.8% DENMARK— 33.7% Consumer Staples — 2.4%
Carlsberg, Cl B	3,024	$442,343
Financials — 1.7%
Danske Bank	19,544	327,214
Health Care — 18.7%
Coloplast, Cl B	3,886	490,407
Novo Nordisk, Cl B	49,372	3,020,153
		3,510,560
Industrials — 7.7%
A P Moller - Maersk, Cl B	190	227,999
DSV PANALPINA	5,894	641,200
Vestas Wind Systems	5,817	580,376
		1,449,575
Utilities — 3.2%
Orsted	5,476	597,676
TOTAL DENMARK		6,327,368

FINLAND— 19.1%
Energy — 2.6%
Neste	12,072	480,012
Financials — 7.5%
Nordea Bank Abp	95,569	754,609
Sampo, Cl A	14,507	657,056
		1,411,665
Industrials — 4.0%
Kone, Cl B	11,598	748,814
Information Technology — 3.4%
Nokia	164,898	643,156
Utilities — 1.6%
Fortum	12,698	307,614
TOTAL FINLAND		3,591,261

Schedule of Investments (Unaudited)	January 31, 2020

 Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued NORWAY— 7.5% Communication Services — 1.8%
Telenor	18,782	$340,174
Energy — 2.8%
Equinor	29,079	527,301
Financials — 2.9%
DnB	30,701	539,061
TOTAL NORWAY		1,406,536

SWEDEN— 38.5%
Communication Services — 1.7%
Telia	76,185	326,045
Consumer Discretionary — 3.0%
Hennes & Mauritz, Cl B	25,671	563,696
Consumer Staples — 3.0%
Essity, Cl B	17,867	567,227
Financials — 10.8%
Investor, Cl B	13,470	738,159
Skandinaviska Enskilda Banken, Cl A	42,459	419,540
Svenska Handelsbanken, Cl A	43,409	426,404
Swedbank, Cl A	29,194	449,027
		2,033,130
Industrials — 11.0%
Assa Abloy, Cl B	27,150	645,889
Atlas Copco, Cl A	18,605	660,145
Volvo, Cl B	44,392	761,310
		2,067,344
Information Technology — 5.9%
Hexagon, Cl B	7,447	405,779
Telefonaktiebolaget LM Ericsson, Cl B	88,852	698,378
		1,104,157

Schedule of Investments (Unaudited)	January 31, 2020

 Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.1%
Sandvik	31,751	$580,261
TOTAL SWEDEN		7,241,860
TOTAL COMMON STOCK
(Cost $18,817,316)		18,567,025
TOTAL INVESTMENTS — 98.8%
(Cost $18,817,316)		$18,567,025

Percentages are based on Net Assets of $18,796,271.

Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 99.9% NIGERIA— 99.9% Communication Services — 8.4%
Nigeria Communications	10,852,128	$3,570,604
Consumer Staples — 26.3%
Dangote Sugar Refinery	38,091,777	1,446,125
Flour Mills of Nigeria	24,485,252	1,481,914
Nestle Nigeria	1,243,451	4,720,667
Nigerian Breweries	13,616,377	2,060,250
UAC of Nigeria	32,930,325	806,272
Unilever Nigeria	17,329,408	715,106
		11,230,334
Energy — 2.0%
Oando *	82,441,744	839,159
Financials — 44.2%
Access Bank	59,838,829	1,629,723
Ecobank Transnational *	65,853,025	1,349,670
FBN Holdings	103,427,823	1,863,693
Fidelity Bank	179,149,084	1,059,616
First City Monument Bank	161,388,587	843,572
Guaranty Trust Bank	68,056,709	5,616,785
Stanbic IBTC Holdings	17,012,587	1,790,183
Sterling Bank	159,215,849	805,934
United Bank for Africa	87,339,885	1,922,198
Zenith Bank	33,751,697	1,935,964
		18,817,338
Materials — 16.5%
Dangote Cement	11,640,128	5,760,823
Lafarge Africa *	30,694,021	1,287,713
		7,048,536
Utilities — 2.5%
Transnational Corp of Nigeria	395,394,657	1,055,111

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Nigeria ETF

Value
COMMON STOCK — continued
TOTAL NIGERIA	$42,561,082
TOTAL COMMON STOCK
(Cost $45,686,561)	42,561,082
TOTAL INVESTMENTS — 99.9%
(Cost $45,686,561)	$42,561,082

Percentages are based on Net Assets of $42,597,174.

*	Non-income producing security.

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.9% ARGENTINA— 0.3% Energy — 0.3%
YPF ADR	5,321	$49,964

BAHRAIN— 0.9%
Financials — 0.9%
Ahli United Bank BSC	133,542	149,454
GFH FINANCIAL GROUP BSC	71,640	16,774
TOTAL BAHRAIN		166,228

BANGLADESH— 1.1%
Communication Services — 0.2%
GrameenPhone	9,276	28,117
Financials — 0.1%
BRAC Bank *	20,592	12,106
Health Care — 0.7%
Square Pharmaceuticals	50,642	118,016
Utilities — 0.1%
United Power Generation and Distribution	3,640	11,106
TOTAL BANGLADESH		169,345

CHILE— 2.0%
Consumer Discretionary — 0.5%
SACI Falabella	23,464	92,012
Consumer Staples — 0.3%
Cencosud	43,143	53,341
Financials — 0.8%
Banco de Chile	614,939	60,516
Banco de Credito e Inversiones	672	28,041
Banco Santander Chile	892,608	44,132
		132,689
Utilities — 0.4%
Enel Chile	834,169	79,069
TOTAL CHILE		357,111

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued COLOMBIA— 0.2% Financials — 0.2%
Grupo de Inversiones Suramericana	3,178	$29,692

CZECH REPUBLIC— 0.9%
Financials — 0.3%
Komercni Banka	1,030	35,513
Moneta Money Bank	6,930	25,388
		60,901
Utilities — 0.6%
CEZ	5,031	110,254
TOTAL CZECH REPUBLIC		171,155

EGYPT— 0.6%
Financials — 0.6%
Commercial International Bank Egypt S.A.E. .	18,737	100,895

ESTONIA— 0.1%
Industrials — 0.1%
Tallinna Sadam	6,798	15,595

GREECE— 1.4%
Communication Services — 0.6%
Hellenic Telecommunications Organization	7,480	111,907
Consumer Discretionary — 0.4%
OPAP	5,817	72,522
Financials — 0.4%
Alpha Bank AE *	18,812	37,817
Eurobank Ergasias *	35,161	32,478
		70,295
TOTAL GREECE		254,724

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued INDONESIA— 10.1% Communication Services — 1.9%
Telekomunikasi Indonesia Persero	1,221,935	$340,048
Consumer Discretionary — 1.4%
Astra International	518,667	241,196
Consumer Staples — 2.1%
Charoen Pokphand Indonesia	178,000	86,686
Gudang Garam	12,754	52,095
Indofood CBP Sukses Makmur TBK	61,400	51,148
Indofood Sukses Makmur	116,000	66,474
Unilever Indonesia	194,995	113,527
		369,930
Energy — 0.3%
United Tractors	39,550	55,610
Financials — 3.4%
Bank Central Asia	107,058	254,023
Bank Mandiri	209,736	115,965
Bank Negara Indonesia Persero	83,900	44,239
Bank Rakyat Indonesia Persero	598,170	195,374
		609,601
Health Care — 0.3%
Kalbe Farma	557,100	58,341
Materials — 0.7%
Indocement Tunggal Prakarsa	48,600	58,637
Semen Indonesia Persero	78,400	68,611
		127,248
TOTAL INDONESIA		1,801,974

JORDAN— 0.1%
Financials — 0.1%
Arab Bank	2,322	19,159

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued KAZAKHSTAN— 0.2% Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	2,795	$40,667

KENYA— 1.9%
Communication Services — 1.7%
Safaricom	998,300	303,073
Financials — 0.2%
Equity Group Holdings	78,400	39,083
TOTAL KENYA		342,156

KUWAIT— 8.4%
Communication Services — 1.9%
Mobile Telecommunications KSC	180,033	341,340
Financials — 4.4%
Boubyan Bank KSCP	23,973	51,055
Burgan Bank SAK	23,543	23,636
Gulf Bank KSCP	42,242	43,382
Kuwait Finance House	102,680	282,894
National Bank of Kuwait SAK	110,396	381,553
		782,520
Industrials — 1.3%
Agility Public Warehousing KSC	79,942	223,669
Real Estate — 0.8%
Mabanee SAK	44,671	134,395
TOTAL KUWAIT		1,481,924

LUXEMBOURG— 0.1%
Financials — 0.1%
Reinet Investments SCA	1,042	22,411

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued MALAYSIA— 6.8% Communication Services — 1.6%
Axiata Group	82,767	$86,847
DiGi.com	96,902	100,023
Maxis	73,176	94,818
		281,688
Consumer Staples — 0.9%
Nestle Malaysia	2,190	77,115
PPB Group	17,200	78,151
		155,266
Financials — 1.8%
CIMB Group Holdings	65,790	79,147
Hong Leong Bank	8,800	34,359
Public Bank	40,310	182,959
RHB Bank	21,700	30,130
		326,595
Industrials — 0.3%
Malaysia Airports Holdings	30,000	49,341
Utilities — 2.2%
Petronas Gas	24,589	96,004
Tenaga Nasional	94,483	287,276
		383,280
TOTAL MALAYSIA		1,196,170

MEXICO— 8.1%
Communication Services — 0.9%
Grupo Televisa	71,711	158,562
Consumer Staples — 2.6%
Kimberly-Clark de Mexico, Cl A	47,500	97,847
Wal-Mart de Mexico	123,730	358,737
		456,584

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued Financials — 1.4%
Grupo Financiero Banorte, Cl O	33,644	$206,456
Grupo Financiero Inbursa, Cl O	31,400	35,669
		242,125
Industrials — 1.9%
Grupo Aeroportuario del Pacifico, Cl B	11,100	137,028
Grupo Aeroportuario del Sureste, Cl B	6,475	124,267
Promotora y Operadora de Infraestructura	6,850	73,815
		335,110
Real Estate — 0.9%
Fibra Uno Administracion ‡	99,900	163,754
Utilities — 0.4%
Infraestructura Energetica Nova	16,140	75,726
TOTAL MEXICO		1,431,861

MOROCCO— 2.4%
Communication Services — 1.7%
Maroc Telecom	18,233	295,383
Consumer Staples — 0.3%
Cosumar	2,431	55,997
Financials — 0.4%
Attijariwafa Bank	1,162	61,015
Banque Centrale Populaire	618	17,667
		78,682
TOTAL MOROCCO		430,062

NIGERIA— 0.3%
Financials — 0.3%
Guaranty Trust Bank	408,009	33,674
Zenith Bank	435,838	24,999
TOTAL NIGERIA		58,673

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued OMAN— 0.3% Communication Services — 0.1%
Ooredoo	14,800	$19,679
Financials — 0.2%
Bank Dhofar SAOG	8,567	2,514
BankMuscat SAOG	21,472	24,871
		27,385
TOTAL OMAN		47,064

PERU— 1.1%
Financials — 1.1%
Credicorp	908	187,575

PHILIPPINES— 4.4%
Financials — 0.6%
BDO Unibank	26,650	77,596
Metropolitan Bank & Trust	24,374	27,500
		105,096
Industrials — 1.1%
Aboitiz Equity Ventures	59,373	57,586
SM Investments	7,508	143,424
		201,010
Information Technology — 0.3%
PLDT	2,601	50,966
Real Estate — 2.4%
Ayala Land	229,570	187,883
SM Prime Holdings	314,927	241,013
		428,896
TOTAL PHILIPPINES		785,968

POLAND— 2.5%
Communication Services — 0.3%
Cyfrowy Polsat	7,700	53,994

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued Energy — 0.3%
Polskie Gornictwo Naftowe i Gazownictwo	52,230	$48,447
Financials — 1.6%
Bank Polska Kasa Opieki	2,308	58,894
Powszechna Kasa Oszczednosci Bank Polski	11,830	104,333
Powszechny Zaklad Ubezpieczen	8,175	84,765
Santander Bank Polska	484	35,736
		283,728
Utilities — 0.3%
PGE *	25,285	44,717
TOTAL POLAND		430,886

QATAR— 3.7%
Energy — 0.5%
Qatar Fuel QSC	15,188	91,854
Financials — 1.1%
Commercial Bank PSQC	26,865	35,417
Masraf Al Rayan QSC	49,732	56,274
Qatar International Islamic Bank QSC	10,054	25,846
Qatar Islamic Bank SAQ	15,663	71,841
		189,378
Industrials — 0.9%
Industries Qatar QSC	56,563	154,729
Materials — 0.5%
Mesaieed Petrochemical Holding	137,081	82,452
Real Estate — 0.3%
Barwa Real Estate	57,352	55,761
Utilities — 0.4%
Qatar Electricity & Water QSC	16,248	71,623
TOTAL QATAR		645,797

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued ROMANIA— 2.0% Energy — 1.0%
OMV Petrom	971,035	$94,536
Societatea Nationala de Gaze Naturale ROMGAZ	9,912	80,646
		175,182
Financials — 0.5%
Banca Transilvania	108,326	64,909
BRD-Groupe Societe Generale	5,807	21,699
		86,608
Real Estate — 0.3%
NEPI Rockcastle	6,206	51,098
Utilities — 0.2%
Societatea Energetica Electrica	10,864	26,946
TOTAL ROMANIA		339,834
SAUDI ARABIA— 10.2%
Communication Services — 2.1%
Etihad Etisalat *	11,386	79,963
Saudi Telecom	11,899	289,547
		369,510
Consumer Discretionary — 0.4%
Jarir Marketing	1,775	76,166
Consumer Staples — 1.0%
Almarai JSC	7,558	95,684
Savola Group *	7,885	75,130
		170,814
Financials — 4.5%
Al Rajhi Bank	15,763	278,961
Alinma Bank	9,787	67,560
Arab National Bank	7,991	56,546
Bank AlBilad	4,899	35,580

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued Financials — continued
Banque Saudi Fransi	7,222	$71,412
Riyad Bank	15,970	100,281
Samba Financial Group	13,041	105,315
Saudi British Bank	9,571	81,501
		797,156
Materials — 1.4%
Saudi Arabian Fertilizer	5,040	100,746
Saudi Kayan Petrochemical *	22,144	58,724
Yanbu National Petrochemical	6,800	95,512
		254,982
Utilities — 0.8%
Saudi Electricity	25,227	133,396
TOTAL SAUDI ARABIA		1,802,024

SOUTH AFRICA— 6.7%
Communication Services — 0.3%
MultiChoice Group *	7,151	50,902
Consumer Discretionary — 2.5%
Mr Price Group	4,190	47,522
Naspers, Cl N	2,453	402,423
		449,945
Consumer Staples — 0.9%
Clicks Group	4,270	69,541
Shoprite Holdings	7,707	60,147
Tiger Brands	2,631	34,555
		164,243
Financials — 2.4%
Absa Group	5,094	46,676
Capitec Bank Holdings	327	29,347
Discovery	2,798	21,822
Nedbank Group	2,637	34,407
Old Mutual	34,165	39,405

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued Financials — continued
PSG Group	1,071	$15,298
Remgro	3,742	45,529
RMB Holdings	5,496	27,016
Sanlam	13,247	65,283
Standard Bank Group	9,150	96,066
		420,849
Industrials — 0.4%
Bidvest Group	4,696	64,807
Real Estate — 0.2%
Redefine Properties ‡	89,713	43,004
TOTAL SOUTH AFRICA		1,193,750

THAILAND— 9.1%
Communication Services — 1.2%
Advanced Info Service NVDR	18,834	123,264
Intouch Holdings PCL NVDR	35,700	63,852
True NVDR	185,970	22,433
		209,549
Consumer Discretionary — 0.3%
Home Product Center NVDR	94,060	44,058
Consumer Staples — 1.3%
Berli Jucker NVDR	19,090	25,110
CP ALL NVDR	89,272	202,631
		227,741
Energy — 2.0%
PTT NVDR	175,250	243,168
PTT Exploration & Production NVDR	22,050	88,073
Thai Oil NVDR	17,830	29,745
		360,986
Financials — 0.6%
Bangkok Bank NVDR	3,100	14,322
Kasikornbank NVDR	11,970	53,955

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued Financials — continued
Krung Thai Bank NVDR	26,800	$13,843
Siam Commercial Bank NVDR	5,470	17,198
		99,318
Health Care — 0.9%
Bangkok Dusit Medical Services NVDR	149,510	119,435
Bumrungrad Hospital NVDR	7,300	31,266
		150,701
Industrials — 1.3%
Airports of Thailand NVDR	68,020	153,847
Bangkok Expressway & Metro NVDR	121,500	42,878
BTS Group Holdings PCL NVDR	96,500	38,699
		235,424
Real Estate — 0.6%
Central Pattana NVDR	35,700	69,579
Land & Houses NVDR	133,000	39,682
		109,261
Utilities — 0.9%
Electricity Generating	5,100	49,740
Energy Absolute NVDR	26,700	37,048
Global Power Synergy NVDR	11,200	30,183
Gulf Energy Development NVDR	7,400	45,701
		162,672
TOTAL THAILAND		1,599,710

TURKEY— 2.1%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	33,177	78,161
Consumer Staples — 0.6%
BIM Birlesik Magazalar	13,250	107,993
Energy — 0.4%
Tupras Turkiye Petrol Rafinerileri	3,782	71,153

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued Financials — 0.7%
Akbank Turk	38,704	$53,416
Turkiye Garanti Bankasi	31,259	62,153
		115,569
TOTAL TURKEY		372,876

UNITED ARAB EMIRATES— 3.9%
Communication Services — 1.3%
Emirates Telecommunications Group PJSC	52,266	231,661
Financials — 1.5%
Abu Dhabi Commercial Bank PJSC	37,639	78,393
Dubai Islamic Bank PJSC	22,318	34,695
National Bank of Abu Dhabi PJSC	36,902	155,525
		268,613
Real Estate — 1.1%
Aldar Properties PJSC	116,172	70,532
Emaar Properties PJSC	109,350	120,276
		190,808
TOTAL UNITED ARAB EMIRATES		691,082

UNITED KINGDOM— 0.2%
Energy — 0.2%
NAC Kazatomprom JSC GDR	3,338	43,394

VIETNAM— 7.8%
Consumer Staples — 2.0%
Masan Group *	35,070	75,658
Saigon Beer Alcohol Beverage	5,500	50,209
Vietnam Dairy Products JSC	50,460	235,754
		361,621
Energy — 0.1%
Vietnam National Petroleum Group	7,100	16,204
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	6,180	23,604

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued Financials — continued
Bank for Investment and Development of Vietnam JSC	5,400	$11,975
Bao Viet Holdings	1,800	4,557
Saigon Thuong Tin Commercial JSB *	12,070	5,302
		45,438
Industrials — 0.4%
Vietjet Aviation JSC	13,930	78,099
Materials — 0.7%
Hoa Phat Group JSC *	115,950	120,329
Real Estate — 4.2%
No. Va Land Investment Group *	19,960	47,358
Vincom Retail JSC	79,830	103,298
Vingroup JSC *	68,300	337,633
Vinhomes JSC	69,290	261,072
		749,361
Utilities — 0.1%
PetroVietnam Gas JSC	4,460	16,612
TOTAL VIETNAM		1,387,664
TOTAL COMMON STOCK
(Cost $17,537,858)		17,667,390

WARRANTS — 0.0%

Thailand — 0.0%
BTS Group Holdings*(A)(B)(C)
Expires 12/31/21	11,450	—

TOTAL WARRANTS (Cost $–)		—

TOTAL INVESTMENTS — 99.9%
(Cost $17,537,858)		$17,667,390

Percentages are based on Net Assets of $17,678,731.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020 was $0 and represents 0.0% of net assets.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Next Emerging & Frontier ETF

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$12,543,872	$5,123,518	$—	$17,667,390
Warrants	—	—	—	—
Total Investments in Securities	$12,543,872	$5,123,518	$—	$17,667,390

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.3% NETHERLANDS— 2.8% Communication Services — 2.8%
Altice Europe *	82,936	$534,549

PORTUGAL— 96.5%
Communication Services — 4.7%
NOS SGPS	144,530	749,911
Sonaecom	67,585	147,175
		897,086
Consumer Discretionary — 1.6%
Ibersol SGPS	31,659	301,026
Consumer Staples — 8.6%
Jeronimo Martins	50,395	868,157
Sonae	815,872	759,037
		1,627,194
Energy — 20.0%
Galp Energia	250,482	3,786,265
Financials — 4.0%
Banco Comercial Portugues, Cl R	3,597,561	764,276
Banco Espirito Santo *(A)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A)(C)(D)	55,479,410	12
		764,288
Health Care — 0.8%
Pharol SGPS * (B)	1,260,539	141,929
Industrials — 6.1%
CTT-Correios de Portugal	184,875	599,887
Mota-Engil	180,679	338,187
Sonae Capital	189,313	161,334
Teixeira Duarte *	367,681	61,324
		1,160,732
Materials — 14.5%
Altri	101,886	630,041
Corticeira Amorim SGPS	59,049	708,044

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Portugal ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Materials — continued
Navigator	211,907	$760,870
Ramada Investimentos E Industria (B)	14,353	90,983
Semapa-Sociedade de Investimento e Gestao .	39,633	552,533
		2,742,471
Utilities — 36.2%
EDP Renovaveis	74,698	993,369
Energias de Portugal	1,005,944	5,043,320
REN - Redes Energeticas Nacionais	271,920	822,667
		6,859,356
TOTAL PORTUGAL		18,280,347
TOTAL COMMON STOCK
(Cost $23,222,092)		18,814,896

U.S. TREASURY OBLIGATION — 9.2%
United States Treasury Bill
1.426%, 02/13/20(E)
(Cost $1,749,169)	$1,750,000	1,749,286

SHORT-TERM INVESTMENT(F)(G) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $22,402)	22,402	22,402

REPURCHASE AGREEMENT(F) — 0.4%
RBC Capital Markets
1.530%, dated 01/31/20, to be repurchased on 02/03/20 repurchase price $74,012 (collateralized by U.S. Treasury Obligations, ranging in par value $2,877 - $14,525, 2.125%, 08/15/2021, with a total market value of $75,502)
(Cost $74,002)	74,002	74,002
TOTAL INVESTMENTS — 109.0%
(Cost $25,067,665)		$20,660,586

Percentages are based on Net Assets of $18,948,652.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2020

 Global X MSCI Portugal ETF

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $90,667.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2020 was $12 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2020 was $12 and represents 0.0% of net assets.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020, was $96,404.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$18,814,884	$—	$12	$18,814,896
U.S. Treasury Obligation	—	1,749,286	—	1,749,286
Short-Term Investment	22,402	—	—	22,402
Repurchase Agreement	—	74,002	—	74,002
Total Investments in Securities	$18,837,286	$1,823,288	$12	$20,660,586

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.9% PAKISTAN— 99.9% Consumer Discretionary — 4.0%
Honda Atlas Cars Pakistan	464,550	$619,290
Nishat Mills	1,904,000	1,376,062
PAK Suzuki Motor	360,000	551,514
		2,546,866
Energy — 25.2%
Oil & Gas Development	5,486,240	4,896,135
Pakistan Oilfields	946,434	2,597,567
Pakistan Petroleum	5,791,876	5,338,220
Pakistan State Oil	2,311,014	3,106,065
		15,937,987
Financials — 29.6%
Bank Al Habib	5,307,500	2,755,190
Bank Alfalah	6,166,160	1,993,304
Habib Bank	4,575,850	4,827,712
MCB Bank	3,530,340	4,812,459
National Bank of Pakistan	4,685,100	1,332,713
United Bank	2,699,790	2,967,307
		18,688,685
Health Care — 1.9%
Searle	943,516	1,162,842
Industrials — 2.1%
Pak Elektron	3,599,300	622,969
Pakistan International Bulk Terminal *	9,567,187	712,852
		1,335,821
Materials — 28.7%
DG Khan Cement	2,813,160	1,358,454
Engro	2,695,449	5,953,141
Engro Fertilizers	4,436,700	1,941,863
Fauji Cement	7,665,100	824,961
Fauji Fertilizer	4,141,100	2,816,087

Schedule of Investments (Unaudited)	January 31, 2020

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued Materials — continued
Fauji Fertilizer Bin Qasim	3,715,900	$481,161
International Steels	1,913,200	707,690
Lucky Cement	980,360	3,023,765
Maple Leaf Cement Factory	6,707,518	1,028,622
		18,135,744
Utilities — 8.4%
Hub Power	4,814,042	3,031,467
K-Electric *	25,717,600	706,939
Kot Addu Power	3,323,748	618,917
SUI Northern Gas Pipeline	1,876,100	945,634
		5,302,957
TOTAL PAKISTAN		63,110,902
TOTAL COMMON STOCK
(Cost $73,404,712)		63,110,902
TOTAL INVESTMENTS — 99.9%
(Cost $73,404,712)		$63,110,902

Percentages are based on Net Assets of $63,202,650.

* Non-income producing security.

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2020

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.0% GERMANY— 95.0% Communication Services — 4.6%
Deutsche Telekom	53,788	$870,636
Consumer Discretionary — 20.0%
adidas	2,906	920,403
Allianz	6,957	1,664,157
Bayerische Motoren Werke	5,373	383,105
Continental	1,805	205,912
Daimler	13,973	647,349
		3,820,926
Consumer Staples — 1.0%
Beiersdorf	1,639	185,994
Financials — 7.9%
Deutsche Bank	34,532	317,017
Deutsche Boerse	3,077	501,432
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,363	697,357
		1,515,806
Health Care — 11.6%
Bayer	16,384	1,326,356
Fresenius & KGaA	6,874	351,371
Fresenius Medical Care & KGaA	3,352	258,915
Merck KGaA	2,158	277,176
		2,213,818
Industrials — 13.2%
Deutsche Lufthansa	7,917	121,340
Deutsche Post	16,469	576,276
MTU Aero Engines	844	256,653
Siemens	12,741	1,576,317
		2,530,586
Information Technology — 13.9%
Infineon Technologies	20,847	452,259

Schedule of Investments (Unaudited)	January 31, 2020

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued Information Technology — continued
SAP	14,648	$1,912,571
Wirecard	1,922	283,712
		2,648,542
Materials — 16.4%
BASF	15,319	1,036,761
Covestro	2,530	106,963
HeidelbergCement	2,465	167,400
Linde	8,992	1,834,055
		3,145,179
Real Estate — 2.5%
Vonovia	8,506	485,836
Utilities — 3.9%
E.ON	36,354	412,546
RWE	9,486	329,460
		742,006
TOTAL GERMANY		18,159,329
TOTAL COMMON STOCK
(Cost $18,906,024)		18,159,329

PREFERRED STOCK — 4.4%

GERMANY— 4.4%
Consumer Discretionary — 2.8%
Volkswagen(A)	3,033	545,790
Consumer Staples — 1.6%
Henkel & KGaA(A)	2,944	299,959
TOTAL GERMANY		845,749
TOTAL PREFERRED STOCK
(Cost $1,034,580)		845,749
TOTAL INVESTMENTS — 99.4%
(Cost $19,940,604)		$19,005,078

Percentages are based on Net Assets of $19,127,574.

(A) There is currently no stated rate.

Schedule of Investments (Unaudited)	January 31, 2020

Global X DAX Germany ETF

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1700